--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                      The DFA 6-10 Institutional Portfolio

                                 Annual Report

                          Year Ended November 30, 1997

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statements of Changes in Net Assets.................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Accountants...................................       8

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. 6-10 SMALL COMPANY SERIES
    Performance Chart...................................................       9
    Statement of Net Assets.............................................   10-41
    Statement of Operations.............................................      42
    Statements of Changes in Net Assets.................................      43
    Financial Highlights................................................      44
    Notes to Financial Statements.......................................   45-46
    Report of Independent Accountants...................................      47

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           DFA 6-10 INSTITUTIONAL PORTFOLIO VS. CRSP 6-10 INDEX
                         JUNE 1993-NOVEMBER 1997

Growth of $10,000
                                                                                     DFA 6-10 Institutional
                                                                                                  Portfolio     CRSP 6-10 Index
Jun 93                                                                                              $10,000             $10,000
                                                                                                     $9,921             $10,038
                                                                                                     $9,989             $10,157
                                                                                                    $10,314             $10,626
                                                                                                    $10,589             $10,932
                                                                                                    $10,806             $11,270
                                                                                                    $10,607             $10,922
                                                                                                    $10,901             $11,253
                                                                                                    $11,244             $11,642
                                                                                                    $11,153             $11,573
                                                                                                    $10,617             $10,942
                                                                                                    $10,638             $10,898
Jun 94                                                                                              $10,588             $10,800
                                                                                                    $10,285             $10,521
                                                                                                    $10,436             $10,703
                                                                                                    $10,931             $11,315
                                                                                                    $10,991             $11,356
                                                                                                    $11,031             $11,344
                                                                                                    $10,661             $10,905
                                                                                                    $10,789             $11,048
                                                                                                    $10,862             $11,067
                                                                                                    $11,217             $11,475
                                                                                                    $11,437             $11,721
                                                                                                    $11,813             $12,027
Jun 95                                                                                              $12,044             $12,246
                                                                                                    $12,660             $12,920
                                                                                                    $13,444             $13,745
                                                                                                    $13,841             $14,101
                                                                                                    $14,082             $14,402
                                                                                                    $13,361             $13,668
                                                                                                    $13,761             $14,143
                                                                                                    $14,081             $14,493
                                                                                                    $14,126             $14,588
                                                                                                    $14,598             $15,083
                                                                                                    $14,923             $15,436
                                                                                                    $15,921             $16,597
Jun 96                                                                                              $16,740             $17,405
                                                                                                    $15,976             $16,610
                                                                                                    $14,652             $15,075
                                                                                                    $15,516             $15,972
                                                                                                    $15,999             $16,630
                                                                                                    $15,775             $16,314
                                                                                                    $16,381             $16,810
                                                                                                    $16,631             $17,148
                                                                                                    $17,172             $17,767
                                                                                                    $16,823             $17,342
                                                                                                    $16,039             $16,399
                                                                                                    $15,849             $16,126
Jun 97                                                                                              $17,660             $18,178
                                                                                                    $18,566             $19,294
                                                                                                    $19,663             $20,349
                                                                                                    $20,395             $21,059
                                                                                                    $21,979             $22,831
                                                                                                    $21,021             $21,938
Nov 97                                                                                              $20,708             $21,567
Annualized Total Return (%)                                                                        One Year      From June 1993
                                                                                                      26.42               17.56
The portfolio seeks to capture premium returns and diversification benefits
by investing in the U.S. 6-10 Small Company Series of the DFA Investment
Trust Company which in turn invests in a broad cross-section of U.S. small companies on a market cap-weighted basis.
The portfolio's returns in fiscal 1997 reflected the performance of decile
6-10 companies in the U.S.
Past performance is not predictive of future performance.
CRSP 6-10 Index courtesy of the Center for Research in Security Prices,
University of Chicago.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1997

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investment in The U.S. 6-10 Small Company Series of The DFA Investment Trust
    Company (1,156,115 Shares, Cost $11,838++) at Value..............................  $    15,983
                                                                                       -----------
LIABILITIES:
  Accrued Expenses...................................................................           15
                                                                                       -----------
NET ASSETS...........................................................................  $    15,968
                                                                                       -----------
                                                                                       -----------
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)..........................    1,342,240
                                                                                       -----------
                                                                                       -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.............................  $     11.90
                                                                                       -----------
                                                                                       -----------
NET ASSETS CONSIST OF:
  Paid-In Capital....................................................................  $    10,675
  Undistributed Net Investment Income................................................           83
  Undistributed Net Realized Gain....................................................        1,065
  Unrealized Appreciation of Investment Securities...................................        4,145
                                                                                       -----------
        Total Net Assets.............................................................  $    15,968
                                                                                       -----------
                                                                                       -----------

++ Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received........................................................  $     112
                                                                                           ---------

EXPENSES
    Administrative Services..............................................................          9
    Accounting & Transfer Agent Fees.....................................................         16
    Legal Fees...........................................................................          2
    Audit Fees...........................................................................         --
    Filing Fees..........................................................................          2
    Shareholders' Report.................................................................          5
    Directors' Fees and Expenses.........................................................          2
    Other................................................................................          1
                                                                                           ---------
        Total Expenses...................................................................         37
    Less: Fees Waived and Expenses Reimbursed............................................        (25)
                                                                                           ---------
    Net Expenses.........................................................................         12
                                                                                           ---------

    NET INVESTMENT INCOME................................................................        100
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received......................................................      1,372

Net Realized Loss on Investment Securities...............................................         (5)

Change in Unrealized Appreciation (Depreciation) of Investment Securities................      1,589
                                                                                           ---------

    NET GAIN ON INVESTMENT SECURITIES....................................................      2,956
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   3,056
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                YEAR ENDED  YEAR ENDED
                                                                                                 NOV. 30,    NOV. 30,
                                                                                                   1997        1996
                                                                                                ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income.....................................................................  $      100  $      114
    Capital Gain Distributions Received.......................................................       1,372       1,191
    Net Realized Gain (Loss) on Investment Securities.........................................          (5)      2,384
    Change in Unrealized Appreciation (Depreciation) of Investment Securities.................       1,589          26
                                                                                                ----------  ----------
        Net Increase in Net Assets Resulting from Operations..................................       3,056       3,715
                                                                                                ----------  ----------

Distributions From:
    Net Investment Income.....................................................................        (100)        (32)
    Net Realized Gains........................................................................      (3,855)       (873)
                                                                                                ----------  ----------
        Total Distributions...................................................................      (3,955)       (905)
                                                                                                ----------  ----------
Capital Share Transactions (1):
    Shares Issued.............................................................................       2,867       4,975
    Shares Issued in Lieu of Cash Distributions...............................................       3,955         880
    Shares Redeemed...........................................................................        (945)    (18,867)
                                                                                                ----------  ----------
        Net Increase (Decrease) From Capital Share Transactions...............................       5,877     (13,012)
                                                                                                ----------  ----------
        Total Increase (Decrease).............................................................       4,978     (10,202)
NET ASSETS
    Beginning of Period.......................................................................      10,990      21,192
                                                                                                ----------  ----------
    End of Period.............................................................................  $   15,968  $   10,990
                                                                                                ----------  ----------
                                                                                                ----------  ----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.............................................................................         257         374
    Shares Issued in Lieu of Cash Distributions...............................................         416          70
    Shares Redeemed...........................................................................         (84)     (1,348)
                                                                                                ----------  ----------
                                                                                                       589        (904)
                                                                                                ----------  ----------
                                                                                                ----------  ----------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                YEAR         YEAR         YEAR         YEAR        MAY 4
                                                               ENDED        ENDED        ENDED        ENDED          TO
                                                              NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                                1997         1996         1995         1994         1993
                                                              --------     --------     --------     --------     --------
Net Asset Value, Beginning of Period........................  $  14.60     $  12.79     $  10.29     $  10.61      $ 10.00
                                                              --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................      0.08         0.13         0.13         0.13         0.10
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................      2.46         2.22         2.84        (0.08)        0.68
                                                              --------     --------     --------     --------     --------
  Total from Investment Operations..........................      2.54         2.35         2.97         0.05         0.78
                                                              --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income.....................................     (0.13)       (0.02)       (0.13)       (0.21)       (0.02)
  Net Realized Gains........................................     (5.11)       (0.52)       (0.34)       (0.16)       (0.15)
                                                              --------     --------     --------     --------     --------
  Total Distributions.......................................     (5.24)       (0.54)       (0.47)       (0.37)       (0.17)
                                                              --------     --------     --------     --------     --------
Net Asset Value, End of Period..............................  $  11.90     $  14.60     $  12.79     $  10.29      $ 10.61
                                                              --------     --------     --------     --------     --------
                                                              --------     --------     --------     --------     --------
Total Return................................................     26.52%       19.04%       29.08%        0.53%        7.78%#

Net Assets, End of Period (thousands).......................  $ 15,968     $ 10,990     $ 21,192     $ 15,070      $ 1,801
Ratio of Expenses to Average Net Assets (1).................      0.20%(a)     0.20%(a)     0.20%(a)     0.20%(a)     0.20%*(a)
Ratio of Net Investment Income to Average Net Assets........      0.77%(a)     0.47%(a)     1.12%(a)     1.93%(a)     1.90%*(a)
Portfolio Turnover Rate.....................................       N/A          N/A          N/A          N/A          N/A
Average Commission Rate.....................................       N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master Fund Series...............     30.04%       32.38%       21.16%       27.65%       32.88%*(b)
Average Commission Rate of Master Fund Series (2)...........  $ 0.0583     $ 0.0586          N/A          N/A          N/A

--------------

*  Annualized

#  Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1997 through 1993 would have been 0.40%, 0.38%, 0.56%, 0.82% and 2.29%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1997 through 1993 would have been 0.57%, 0.28%, 0.77%, 1.31% and (0.19)%, respectively.

(2) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

(b) Master Fund Series Turnover calculated for the period February 3 to November 30, 1993.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which The DFA 6-10 Institutional Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. 6-10 Small Company Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1997, the Portfolio owned 4% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1997, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.20% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 1997, approximately $25,000 of previously waived fees are subject to future reimbursement to the Advisor.

D. INVESTMENTS:

    At November 30, 1997, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................  $   4,145
Gross Unrealized Depreciation............................         --
                                                           ---------
Net......................................................  $   4,145
                                                           ---------
                                                           ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., The DFA 6-10 Institutional Portfolio, as of November 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., The DFA 6-10 Institutional Portfolio, as of November 30, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   U.S. 6-10 SMALL COMPANY SERIES VS.
CRSP 6-10 Index
March 1993-November 1997
Growth of $10,000
                                                                             U.S. 6-10 Small Company Series     CRSP 6-10 Index
02/93                                                                                               $10,000             $10,000
03/93                                                                                               $10,237             $10,313
04/93                                                                                                $9,928             $10,002
05/93                                                                                               $10,330             $10,458
06/93                                                                                               $10,289             $10,497
07/93                                                                                               $10,371             $10,622
08/93                                                                                               $10,721             $11,112
09/93                                                                                               $11,010             $11,432
10/93                                                                                               $11,248             $11,785
11/93                                                                                               $10,974             $11,422
12/93                                                                                               $11,289             $11,768
01/94                                                                                               $11,639             $12,174
02/94                                                                                               $11,548             $12,103
03/94                                                                                               $10,995             $11,443
04/94                                                                                               $11,018             $11,397
05/94                                                                                               $10,962             $11,295
06/94                                                                                               $10,647             $11,002
07/94                                                                                               $10,804             $11,192
08/94                                                                                               $11,323             $11,833
09/94                                                                                               $11,379             $11,875
10/94                                                                                               $11,425             $11,863
11/94                                                                                               $11,039             $11,404
12/94                                                                                               $11,178             $11,554
01/95                                                                                               $11,252             $11,573
02/95                                                                                               $11,621             $12,000
03/95                                                                                               $11,841             $12,257
04/95                                                                                               $12,234             $12,577
05/95                                                                                               $12,480             $12,806
06/95                                                                                               $13,119             $13,512
07/95                                                                                               $13,931             $14,374
08/95                                                                                               $14,337             $14,746
09/95                                                                                               $14,595             $15,061
10/95                                                                                               $13,845             $14,293
11/95                                                                                               $14,259             $14,791
12/95                                                                                               $14,598             $15,156
01/96                                                                                               $14,639             $15,256
02/96                                                                                               $15,135             $15,773
03/96                                                                                               $15,470             $16,142
04/96                                                                                               $16,502             $17,356
05/96                                                                                               $17,360             $18,201
06/96                                                                                               $16,568             $17,370
07/96                                                                                               $15,188             $15,765
08/96                                                                                               $16,086             $16,703
09/96                                                                                               $16,595             $17,391
10/96                                                                                               $16,355             $17,060
11/96                                                                                               $16,993             $17,579
12/96                                                                                               $17,248             $17,932
01/97                                                                                               $17,820             $18,580
02/97                                                                                               $17,449             $18,136
03/97                                                                                               $16,631             $17,149
04/97                                                                                               $16,445             $16,864
05/97                                                                                               $18,315             $19,010
06/97                                                                                               $19,258             $20,177
07/97                                                                                               $20,402             $21,280
08/97                                                                                               $21,159             $22,023
09/97                                                                                               $22,796             $23,875
10/97                                                                                               $21,807             $22,942
11/97                                                                                               $21,491             $22,554
Annualized Total Return (%)
One Year                                                                                              26.47
From March 1993                                                                                       17.48
The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The Series provides access to publicly traded
U.S. Small Companies with market capitalization of approximately
$500 million or less.
The series' returns in fiscal 1997 reflected the performance of decile 6-10 companies in the U.S.
Past performance is not predictive of future performance.
CRSP 6-10 Index courtesy of the Center for Research in
Security Prices, University of Chicago.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (98.6%)
  *3-D Geophysical, Inc................................        5,800   $     38,244
  *3-D Systems Corp....................................        7,700         64,488
  *3D0 Co..............................................       20,000         60,938
  *4 Health, Inc.......................................        3,500         22,531
  *4Front Software International, Inc..................        3,100         26,931
  *7Th Level, Inc......................................        3,400          6,906
  *AAON, Inc...........................................        3,600         27,000
  AAR Corp.............................................       10,800        416,475
  ABC Bancorp..........................................        2,525         42,452
  *ABC Rail Products Corp..............................        5,400        109,013
  ABM Industries, Inc..................................       13,100        365,163
  *ABR Information Services, Inc.......................       13,700        330,084
  *ABT Building Products Corp..........................        6,300        113,400
  *ACC Corp............................................       12,450        582,427
  *ACT Manufacturing, Inc..............................        5,700         81,047
  *ACT Networks, Inc...................................        7,400         60,588
  *ACX Technologies, Inc...............................       17,000        455,813
  *ADE Corp............................................        6,900        155,681
  *AEP Industries, Inc.................................        3,900        126,019
  *AER Energy Resources, Inc...........................       14,200         25,959
  *AFC Cable Systems, Inc..............................        4,375        117,852
  *AG Associates, Inc..................................        4,400         26,400
  *AG Services America, Inc............................        2,800         50,575
  *#AMBI, Inc..........................................       12,400         30,613
  *#AMC Entertainment, Inc.............................        6,300        138,206
  *AML Communications, Inc.............................        3,600         21,938
  *AMX Corp............................................        6,300         41,738
  *#APAC Teleservices, Inc.............................       18,300        258,488
  *APS Holding Corp. Class A...........................       11,000         42,453
  *ARI Network Services, Inc...........................        1,700          5,419
  *ARV Assisted Living, Inc............................        7,500        114,844
  ASB Financial Corp...................................        1,000         13,313
  *ASV, Inc............................................        2,500         66,094
  *#ATC Communications Group, Inc......................        5,900         13,644
  *ATC Group Services, Inc.............................        3,900         43,875
  *ATL Products, Inc. Class A..........................          330          3,764
  *ATL Ultrasound, Inc.................................        8,500        367,625
  *ATMI, Inc...........................................        5,300        173,244
  *ATS Medical, Inc....................................       12,700         73,819
  #Aames Financial Corp................................       19,450        262,575
  Aaron Rents, Inc. Class A............................        1,500         23,813
  Aaron Rents, Inc. Class B............................       14,400        238,500
  *#Aasche Transportation Services, Inc................        2,000          6,188
  *Aavid Thermal Technologies, Inc.....................        4,000        116,750
  *Abaxis, Inc.........................................        7,100         18,416
  Abington Bancorp, Inc................................          700         25,463
  *Abiomed, Inc........................................        3,400         57,481
  *Able Telcom Holding Corp............................        6,700         55,694
  Abrams Industries, Inc...............................          200          1,550
  *Abraxas Petroleum Corp..............................        2,900         47,488
  *Acacia Research Corp................................        1,200          9,750
  *Accell International Corp...........................        2,700         10,209
  *Acceptance Insurance Companies, Inc.................        9,100        221,244
  *#Access Beyond, Inc.................................          300          1,622
  *Access Health Marketing, Inc........................       14,000        417,375

                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Acclaim Entertainment, Inc..........................       38,400   $    156,600
  *Accumed International, Inc..........................        2,000          3,906
  *Ace Cash Express, Inc...............................        3,800         68,875
  Aceto Corp...........................................        2,200         43,725
  Ackerley Group, Inc..................................       15,600        249,600
  *Acme Electric Corp..................................        2,500         15,781
  *Acme Metals, Inc....................................       11,000        136,813
  *Acme United Corp....................................        1,300          7,556
  *Actel Corp..........................................       14,400        212,850
  *Action Performance Companies, Inc...................       11,000        316,938
  *Active Apparel Group, Inc...........................        1,500          3,492
  *Active Voice Corp...................................        1,300         18,038
  *#Activision, Inc....................................       12,500        200,000
  *#Actrade International, Ltd.........................        5,100        146,306
  *Acuson Corp.........................................       19,100        364,094
  *Adac Laboratories...................................       16,766        351,038
  *Adage, Inc..........................................        3,100         19,278
  *Adam Software, Inc..................................        1,000          2,797
  Adams Resources & Energy, Inc........................        2,100         31,238
  *Adelphia Communications Corp. Class A...............       12,900        186,244
  *Adept Technology, Inc...............................        5,000         58,906
  *Adflex Solutions, Inc...............................        5,200        100,263
  *Advanced Digital Information Corp...................        6,000        110,625
  *Advanced Energy Industries, Inc.....................        4,000         79,250
  *Advanced Magnetics, Inc.............................        6,000         55,875
  *Advanced Marketing Services, Inc....................        2,700         34,931
  *Advanced Photonix, Inc. Class A.....................        5,300          7,288
  *Advanced Polymer Systems, Inc.......................       14,700        107,494
  *Advanced Promotion Technologies, Inc................       11,624            186
  *Advanced Tissue Sciences, Inc.......................       28,600        367,331
  Advantage Bancorp, Inc...............................        1,250         78,594
  *Advent Software, Inc................................        6,000        144,375
  Advest Group, Inc....................................        5,000        113,750
  *Advo, Inc...........................................       16,100        350,175
  *Advocat, Inc........................................        3,200         27,200
  *Aeroflex, Inc.......................................       10,000         85,625
  *Aerosonic Corp. DE..................................        2,000         21,250
  *Aerovox, Inc........................................        2,700         14,681
  *Aetrium, Inc........................................        6,800        126,225
  Affiliated Community Bancorp.........................        3,200         91,400
  *Affiliated Computer Services, Inc. Class A..........       16,900        395,038
  *Affinity Technology Group, Inc......................       16,800         48,300
  *Ag-Chem Equipment Co., Inc..........................        7,600        126,350
  *Agri-Nutrition Group, Ltd...........................        1,600          2,300
  *Air & Water Technologies Corp. Class A..............       25,500         31,875
  Air Express International Corp.......................       13,875        401,941
  *Air Methods Corp....................................        4,000         14,625
  *Airtran Holdings, Inc...............................        2,600         13,284
  *Akorn, Inc..........................................        8,700         34,120
  Alabama National Bancorporation......................        2,400         59,850
  Alamo Group, Inc.....................................        5,800        118,900
  *Alaris Medical, Inc.................................       42,300        226,041

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Alarmguard Holdings, Inc............................        5,000   $     53,750
  *#Alaska Air Group, Inc..............................        8,700        325,163
  *Alba-Waldensian, Inc................................          600          3,300
  Albank Financial Corp................................        8,040        374,865
  Albany International Corp. Class A...................        8,000        194,500
  *Alcide Corp.........................................          900         53,438
  *Aldila, Inc.........................................       10,900         50,072
  Alfa Corp............................................       28,500        466,688
  *Alfin, Inc..........................................        4,500          2,391
  Aliant Communications, Inc...........................       21,900        663,844
  Alico, Inc...........................................        3,500         85,750
  *Align-Rite International, Inc.......................        2,200         37,125
  *Alkermes, Inc.......................................       18,100        358,606
  *All American Semiconductor, Inc.....................        7,100         12,980
  *Allcity Insurance Co................................          200          1,550
  Allen Organ Co. Class B..............................          200          8,525
  *Allen Telecom, Inc..................................       18,800        381,875
  Alliance Bancorp.....................................        3,238         84,998
  *Alliance Entertainment Corp.........................       18,100          1,448
  *Alliance Gaming Corp................................       24,928        102,439
  *Alliance Pharmaceuticals Corp.......................       24,400        237,138
  *#Alliance Semiconductor Corp........................       30,900        196,022
  *Alliant Techsystems, Inc............................        7,800        463,613
  *Allied Capital Advisers, Inc........................        4,500         27,000
  Allied Capital Lending Corp..........................        2,800         57,838
  *Allied Digital Technologies Corp....................          700          1,838
  Allied Group, Inc....................................        5,025        205,711
  *Allied Healthcare Products, Inc.....................        4,700         37,159
  *Allied Holdings, Inc................................        5,000         98,438
  Allied Life Financial Corp...........................        2,000         42,250
  Allied Products Corp.................................        6,750        162,844
  *Allied Research Corp................................        2,200         27,225
  *Allou Health & Beauty Care, Inc. Class A............        1,900         14,963
  *Allstate Financial Corp.............................        1,600          9,800
  *Alltrista Corp......................................        3,953        114,143
  *Aloette Cosmetics, Inc..............................        1,000          2,969
  *#Alpha Beta Technology, Inc.........................       13,400         39,781
  *Alpha Industries, Inc...............................        6,200        115,475
  *Alpha Microsystems, Inc.............................        3,300          3,919
  *Alpha Technologies Group, Inc.......................        4,000         14,750
  Alpharma, Inc. Class A...............................        8,100        185,288
  *Alpine Group, Inc...................................       15,736        307,836
  *Alpine Lace Brands, Inc.............................        2,600         23,563
  *Alrenco, Inc........................................        2,400         38,850
  *#Alta Gold Co.......................................       17,400         27,731
  *Alteon, Inc.........................................       12,600         72,844
  *Alternative Living Services.........................        2,090         55,646
  *Alternative Resources Corp..........................       12,500        307,813
  *Altris Software, Inc................................        7,200         28,575
  *Altron, Inc.........................................       12,100        192,844
  *Amati Communications Corp...........................       14,300        283,766
  *Amax Gold, Inc......................................       68,200        149,188
  Amcast Industrial Corp...............................        4,300        106,425
  Amcol International Corp.............................       15,200        365,750
  Amcore Financial, Inc................................       15,025        359,661
  *Amedisys, Inc.......................................        1,400          8,138
  *America Services Group, Inc.........................        1,600         27,800
  *America West Holdings Corp. Class B.................       29,700        473,344
  American Annuity Group, Inc..........................       18,200        378,788
  American Bancorporation Ohio.........................          400          8,850
                                                               SHARES        VALUE+
                                                         ------------  ------------

  American Bank of Connecticut.........................        1,100   $     51,769
  *American Banknote Corp..............................       12,200         65,575
  American Biltrite, Inc...............................        1,400         32,725
  *American Biogenetic Sciences, Inc. Class A..........       13,700         28,256
  *American Buildings Co...............................        2,700         73,575
  *American Business Information, Inc..................       14,600        166,988
  *American Business Information, Inc. Class A.........       14,600        165,163
  American Business Products, Inc......................       13,100        271,825
  *American Claims Evaluation, Inc.....................        1,000          2,125
  *American Classic Voyages Co.........................       11,100        191,475
  *American Coin Merchandising, Inc....................        2,700         46,238
  *#American Communications Services, Inc..............       20,700        275,569
  *American Eagle Group, Inc...........................        4,000            184
  *American Eagle Outfitters, Inc......................        5,900        199,494
  *American Ecology Corp...............................        5,250          7,711
  *American Freightways Corp...........................       21,800        318,825
  *American Healthcorp, Inc............................        6,400         82,400
  American Heritage Life Investment Corp...............        7,900        290,325
  *American Homepatient, Inc...........................       11,800        239,688
  *American Homestar Corp..............................        9,655        138,187
  American Indemnity Financial Corp....................          800         10,150
  *American International Petroleum Corp...............       21,500        118,250
  *American Media, Inc. Class A........................       13,500        104,625
  *American Medical Electronics, Inc. (Escrow-Bonus)...        4,400              0
  *American Medical Electronics, Inc.
    (Escrow-Earnings)..................................        4,400              0
  *American Mobile Satellite Corp......................       17,600        138,600
  *American Oilfield Divers, Inc.......................        8,200        107,881
  *American Oncology Resources, Inc....................       17,200        234,888
  *American Pacific Corp...............................        4,100         30,238
  *American Pad & Paper Co.............................       19,500        282,750
  *American Paging, Inc................................       12,000         24,000
  *American Physicians Services Group, Inc.............        1,800         13,050
  American Precision Industries, Inc...................        7,300        159,688
  *American Safety Razor Co............................        6,000        112,875
  *American Science & Engineering, Inc.................        6,500         73,938
  *American Shared Hospital Services...................          600            863
  *American Software, Inc. Class A.....................       14,100        131,306
  *American Superconductor Corp........................        7,500         78,750
  *American Technical Ceramics Corp....................        1,500         24,094
  *American Telecasting, Inc...........................       11,900         16,734
  *American United Global, Inc.........................        6,600         13,509
  *American Waste Services, Inc. Class A...............       12,400         18,600
  American Woodmark Corp...............................        4,660        101,938
  Americana Bancorp, Inc...............................        1,600         31,600
  *Americredit Corp....................................       19,400        535,925
  *Amerihost Properties, Inc...........................        3,000         19,781
  *AmeriLink Corp......................................        1,400         35,263
  *Amerin Corp.........................................       14,700        344,531
  *Ameristar Casinos, Inc..............................       11,600         61,081
  *Ameriwood Industries International Corp.............        3,200         20,200
  Ameron, Inc..........................................        2,000        129,000

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Ames Department Stores, Inc.........................       17,100   $    288,563
  Ametek, Inc..........................................        2,500         59,375
  *Amistar Corp........................................        1,300          4,713
  Ampco-Pittsburgh Corp................................        4,800         91,200
  *Ampex Corp. Class A.................................       36,400         94,413
  *Amrep Corp..........................................        3,900         21,450
  *Amresco, Inc........................................       28,000        777,000
  *Amtech Corp.........................................       11,800         54,944
  *Amtran, Inc.........................................        7,000         56,438
  Amvestors Financial Corp.............................        7,800        171,113
  Amwest Insurance Group, Inc..........................        1,200         16,725
  *Amylin Pharmaceuticals, Inc.........................       33,500        227,172
  *Anadigics, Inc......................................        7,550        249,150
  Analogic Corp........................................        7,300        276,031
  *Analogy, Inc........................................        7,300         40,606
  Analysis & Technology, Inc...........................          800         18,900
  Analysts International Corp..........................        8,200        390,525
  *Analytical Surveys, Inc.............................        2,900         75,038
  *Anaren Microwave, Inc...............................        2,000         40,250
  Anchor Bancorp Wisconsin, Inc........................        5,400        169,088
  *Anchor Gaming, Inc..................................        6,700        533,069
  Andover Bancorp, Inc. DE.............................        2,600         97,419
  *Andrea Electronics Corp.............................        3,800         76,950
  *Anergen, Inc........................................       15,200         39,900
  *Anesta Corp.........................................        9,000        143,719
  *Angeion Corp........................................       24,200         79,406
  Angelica Corp........................................        9,000        193,500
  *Anicom, Inc.........................................       10,300        179,606
  *Ann Taylor Stores Corp..............................       15,900        226,575
  *Ansaldo Signal N.V..................................        5,900         26,734
  *Antec Corp..........................................       29,050        446,644
  *Apertus Technologies, Inc...........................        5,500          9,453
  *Aphton Corp.........................................       10,100        115,519
  Apogee Enterprises, Inc..............................       17,400        387,150
  *Apogee, Inc.........................................        5,900         14,381
  Apple South, Inc.....................................       30,700        563,153
  Applebees International, Inc.........................       15,700        332,644
  *#Appliance Recycling Centers of America, Inc........          525          1,542
  *Applied Digital Access, Inc.........................       10,000         72,500
  *Applied Extrusion Technologies, Inc.................        8,400         66,413
  Applied Industrial Technologies, Inc.................       11,250        317,813
  *Applied Innovation, Inc.............................       11,500         82,297
  *#Applied Magnetics Corp.............................       12,800        216,000
  *Applied Microsystems Corp...........................        3,400         33,150
  Applied Power, Inc. Class A..........................        8,200        500,200
  *Applied Science & Technology, Inc...................        2,000         42,125
  *Applied Signal Technologies, Inc....................        4,700         70,794
  *Applied Voice Technology, Inc.......................        4,500        125,156
  *Applix, Inc.........................................        8,000         44,125
  *#Aquagenix, Inc.....................................        2,000         14,813
  Aquarion Co..........................................        3,500        106,313
  *Aquila Biopharmaceuticals, Inc......................        1,130          5,297
  Aquila Gas Pipeline Corp.............................       24,700        348,888
  *Arabian Shield Development Co.......................          200            488
  *Arbor Software Corp.................................        5,000        151,875
  *#Arcadia Financial, Ltd.............................       30,400        254,600
  Arch Coal, Inc.......................................        8,100        213,131
  *Arch Communications Group, Inc......................       17,600        120,450
  *Arch Petroleum, Inc.................................       13,700         38,317
  Arctic Cat, Inc......................................       20,100        211,678
  *#Argosy Gaming Corp.................................       20,600         83,688
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Ariad Pharmaceuticals, Inc..........................       14,400   $     71,100
  *Ariel Corp..........................................        9,300         67,134
  *#Ark Restaurants Corp...............................        1,600         18,300
  *Arkansas Best Corp..................................       15,600        172,575
  *Armco, Inc..........................................       83,000        440,938
  Arnold Industries, Inc...............................       21,000        378,000
  *Aronex Pharmaceuticals, Inc.........................       15,700         78,991
  *Arrhythmia Research Technology, Inc.................        1,800          3,713
  *#Arris Pharmaceutical Corp..........................       10,100         96,581
  *Arrow Automotive Industries, Inc....................        1,000          3,250
  Arrow Financial Corp.................................        3,675        120,586
  Arrow International, Inc.............................          200          7,000
  *Arthrocare Corp.....................................        5,900         68,219
  *Artisoft, Inc.......................................        8,700         18,759
  *Artistic Greetings, Inc.............................        2,900         13,775
  *Artra Group, Inc....................................        4,800         14,100
  *Arts Way Manufacturing Co., Inc.....................          200          2,075
  Arvin Industries, Inc................................       15,800        545,100
  *Asante Technologies, Inc............................        7,200         35,100
  *Aseco Corp..........................................        1,400         14,000
  *Ashworth, Inc.......................................        7,400         79,781
  *Aspen Technology, Inc...............................        9,900        376,819
  *#Assisted Living Concepts, Inc......................        8,600        147,275
  *Astea International, Inc............................        7,400         16,881
  *Astec Industries, Inc...............................        7,200        116,100
  Astoria Financial Corp...............................        2,587        142,932
  Astro-Med, Inc.......................................        3,000         24,750
  *Astronics Corp......................................        2,375         22,266
  *Asyst Technologies, Inc.............................        6,400        197,200
  Atalanta Sosnoff Capital Corp........................        4,300         50,794
  *Atchison Casting Corp...............................        4,200         72,450
  *Athey Products Corp.................................        2,940         12,587
  *Atkinson (Guy F.) of California.....................        5,400         19,744
  *Atlantic American Corp..............................       10,300         51,822
  *Atlantic Bank and Trust Co..........................        2,000         29,500
  *#Atlantic Coast Airlines, Inc.......................        5,000        117,188
  *Atlantic Gulf Communities Corp......................        5,800         24,288
  *Atlantic Premium Brands, Ltd........................        2,000          6,500
  *Atlantic Tele-Network, Inc..........................        7,400         89,725
  *Atlantis Plastics, Inc..............................        3,300         18,769
  *Atlas Air, Inc......................................       13,200        348,150
  Atmos Energy Corp....................................       18,100        480,781
  Atrion Corp..........................................        1,950         28,641
  *Atrix Labs, Inc.....................................        6,600         96,525
  *Atwood Oceanics, Inc................................        6,600        325,463
  *Au Bon Pain, Inc. Class A...........................        6,000         54,375
  *Audiovox Corp. Class A..............................       10,400         91,650
  Audits & Surveys Worldwide, Inc......................        5,100         14,025
  *Ault, Inc...........................................        3,900         26,934
  *Aura Systems, Inc...................................       39,700        148,255
  *Auspex Systems, Inc.................................       19,900        223,253
  Authentic Fitness Corp...............................       16,400        269,575
  Autocam Corp.........................................        4,343         57,002
  *Autoimmune, Inc.....................................        9,800         28,481
  *Autoinfo, Inc.......................................        3,900          2,316
  *Autologic Information International, Inc............        2,300         17,250
  *Automobile Protection Corp..........................        8,500         51,000
  *Autonomous Technologies Corp........................        2,500         13,516
  *Autote Corp. Class A................................       16,458         44,231
  *#Avant Corp.........................................       12,000        287,250

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Avatar Holdings, Inc................................        5,500   $    156,063
  *#Avatex Corp........................................        6,300         11,025
  *Avecor Cardiovascular, Inc..........................        3,900         32,175
  *Avert, Inc..........................................        1,300         10,481
  *Aviall, Inc.........................................       15,700        222,744
  *#Avid Technology, Inc...............................       18,500        543,438
  *Avigen, Inc.........................................        1,000          3,313
  *Aviva Petroleum, Inc. Deposit Shares (Representing 5
    Shares)............................................        6,500          9,750
  *Avondale Financial Corp.............................        2,800         44,800
  *Avondale Industries, Inc............................       11,600        328,425
  *Axent Technologies, Inc.............................        3,000         63,000
  *Axiohm Transaction Solutions, Inc...................          232          3,901
  *Axsys Technologies, Inc.............................        1,500         29,813
  *Aydin Corp..........................................        2,600         29,900
  *Aztar Corp..........................................       31,800        222,600
  Aztec Manufacturing Co...............................        4,300         73,369
  *BCT International, Inc..............................        2,700          8,606
  *BDM International, Inc..............................       14,600        427,506
  *BEC Group, Inc......................................       10,683         62,763
  BEI Electronics, Inc.................................        3,400         13,600
  *BEI Technologies, Inc...............................        3,400         40,800
  *BFX Hospitality Group, Inc..........................        4,600         12,075
  BGS Systems, Inc.....................................        5,200        173,225
  BHA Group Holdings, Inc. Class A.....................        3,267         60,031
  *BI, Inc.............................................        3,600         25,425
  BMC Industries, Inc..................................       12,000        222,750
  *BPI Packaging Technologies, Inc.....................        5,300          5,714
  *BRC Holdings, Inc...................................        3,700        154,244
  BSB Bancorp, Inc.....................................        4,200        130,988
  BT Financial Corp....................................        3,135        145,386
  *BT Office Products International, Inc...............       23,100        236,775
  *BTG, Inc............................................        2,700         29,025
  *BTU International, Inc..............................        3,800         21,613
  *BWAY Corp...........................................        4,800        103,500
  *Back Bay Restaurant Group, Inc......................        2,000         12,875
  Badger Meter, Inc....................................          800         33,200
  Badger Paper Mills, Inc..............................        1,000          8,438
  Bairnco Corp.........................................        5,300         52,338
  Baker (J.), Inc......................................        6,900         47,222
  *Baker (Michael) Corp................................        3,900         36,806
  Balchem Corp.........................................        1,200         22,650
  Baldor Electric Co...................................       10,300        318,656
  *Baldwin Piano & Organ Co............................        1,300         21,450
  *Baldwin Technology, Inc. Class A....................       10,300         51,500
  *Ballantyne Omaha, Inc...............................        7,700        141,488
  Ballard Medical Products.............................       20,000        461,250
  *Bally Total Fitness Holding Corp....................        9,775        182,670
  *Baltek Corp.........................................        1,500         14,063
  Bancfirst Ohio Corp..................................          600         26,625
  *Bancinsurance Corp..................................        2,900         13,956
  Bancorp Connecticut, Inc.............................        1,000         39,750
  BancorpSouth, Inc....................................       12,900        491,813
  *BancTec, Inc........................................       12,462        308,435
  Bangor Hydro-Electric Co.............................        4,400         25,025
  Bank of Granite Corp.................................        5,400        164,700
  *Bank Plus Corp......................................        9,000         99,563
  *Bank United Financial Corp. Class A.................        1,200         15,525
  #BankAtlantic Bancorp, Inc. Class A..................        5,279         71,267
  BankAtlantic Bancorp, Inc. Class B...................        6,277         88,859
  BankNorth Group, Inc. DE.............................        3,900        235,219
  *Banner Aerospace, Inc...............................       17,500        166,250
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Banta Corp...........................................        3,000   $     75,750
  *Banyan System, Inc..................................       10,300         34,441
  Barnes Group, Inc....................................       16,200        423,225
  *Barnwell Industries, Inc............................          400          7,150
  *Barr Laboratories, Inc..............................        8,250        297,000
  *Barra, Inc..........................................        8,700        239,250
  *Barrett Business Services, Inc......................        4,100         49,584
  *Barringer Technologies, Inc.........................        2,400         26,025
  *Barry (R.G.) Corp...................................        4,700         54,931
  *#Base Ten Systems, Inc. Class A.....................        3,700         47,175
  *Basin Exploration, Inc..............................        5,900        109,888
  Bassett Furniture Industries, Inc....................        7,800        229,125
  Battle Mountain Gold Co..............................       24,900        126,056
  Bay State Gas Co.....................................        7,600        223,250
  #Bay View Capital Corp...............................        8,000        267,000
  *Baycorp Holdings, Ltd...............................        4,200         30,975
  *Bayou Steel Corp. Class A...........................        6,400         23,200
  *Be Aerospace, Inc...................................       13,100        411,831
  Beauticontrol Cosmetics, Inc.........................        2,900         23,653
  *Beazer Homes USA, Inc...............................        6,000        107,063
  *Bel Fuse, Inc.......................................        2,500         48,906
  *Belco Oil & Gas Corp................................       10,000        205,625
  *Bell and Howell Co..................................       11,000        261,250
  *Bell Industries, Inc................................        5,440         90,440
  *Bell Microproducts, Inc.............................        6,100         51,469
  *Bell Sports Corp....................................       11,000         92,469
  *Bellwether Exploration Co...........................       11,100        115,856
  *Belmont Homes, Inc..................................        6,700         50,669
  *Ben & Jerry's Homemade, Inc. Class A................        3,600         57,825
  *Benchmark Electronics, Inc..........................        6,900        194,063
  *Benchmarq Microelectron.............................        4,100         74,569
  *Benihana, Inc.......................................        1,000         12,750
  *#Bentley Pharmaceuticals, Inc.......................        1,960          5,390
  *Benton Oil & Gas Co.................................       20,300        293,081
  Berkshire Gas Co.....................................        1,000         17,063
  *Berlitz International, Inc..........................        4,700        121,319
  Berry Petroleum Corp. Class A........................       12,600        235,463
  *Bertuccis, Inc......................................        7,000         44,625
  *Best Buy Co., Inc...................................       29,800        867,925
  *Bet Holdings, Inc. Class A..........................        6,700        358,450
  *#Big Flower Press Holding, Inc......................        5,400        118,463
  *Billing Information Concepts Corp...................        5,400        240,469
  Bindley Western Industries, Inc......................        7,800        239,850
  Binks Sames Corp.....................................        1,100         47,300
  *Bio Technology General Corp.........................       32,700        406,706
  *Bio Vascular, Inc...................................        3,000         10,594
  *Bio-Logic Systems Corp..............................        2,100         10,631
  *Bio-Plexus, Inc.....................................        2,700         14,597
  *Bio-Rad Laboratories, Inc. Class A..................        5,800        146,088
  *Biocircuits Corp....................................          925            752
  *Biocryst Pharmaceuticals, Inc.......................        8,500         61,625
  *Biomatrix, Inc......................................        6,300        187,819
  *Biosepra, Inc.......................................        5,000         11,250
  *Biosource International, Inc........................        7,200         42,975
  *Biospecifics Technologies Corp......................        2,300         13,225
  *Biospherics, Inc....................................        4,000         23,250
  *Bird Corp...........................................        2,500         10,156
  Birmingham Steel Corp................................       18,600        284,813
  *Black Box Corp......................................       13,200        469,425
  *Black Hawk Gaming & Development, Inc................        1,000          7,250

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Black Hills Corp.....................................        8,700   $    276,769
  Blair Corp...........................................        5,600        106,750
  Blanch (E.W.) Holdings, Inc..........................        6,600        228,113
  Blessings Corp.......................................        6,000         85,500
  Blimpie International................................        5,000         22,031
  *Bluegreen Corp......................................       13,495         59,041
  Bob Evans Farms, Inc.................................       22,500        452,813
  *Boca Research, Inc..................................        5,200         36,725
  *Bolt Technology Corp................................        2,500         19,219
  *Bombay Co., Inc.....................................       22,700        117,756
  *Bon-Ton Stores, Inc.................................        5,700         89,775
  *Bonded Motors, Inc..................................        1,800         14,794
  *Bone Care International, Inc........................        2,250         22,781
  *Bontex, Inc.........................................          200          1,150
  *Books-a-Million, Inc................................       11,900         80,697
  *Boole & Babbage, Inc................................       11,250        329,766
  *Borg-Warner Security Corp...........................       15,600        278,850
  *Borland International, Inc..........................       25,900        260,619
  Boston Acoustics, Inc................................        2,200         59,125
  *Boston Communications Group, Inc....................        6,000         56,063
  *Boston Technology, Inc..............................       15,200        326,800
  Bostonfed Bancorp, Inc...............................        1,000         20,563
  *Bowmar Instrument Corp..............................       11,700         24,131
  Bowne & Co., Inc.....................................       10,800        412,425
  *Box Energy Corp. Class A............................          400          3,125
  *Box Energy Corp. Class B............................       14,000        101,063
  *Boyd Gaming Corp....................................       43,000        311,750
  *Boyds Wheels, Inc...................................        3,100          5,861
  *Bradley Pharmaceuticals, Inc. Class A...............        1,500          2,695
  Brady (W.H.) Co. Class A.............................       12,100        371,319
  *Brauns Fashions Corp................................        2,200         21,175
  *Brazos Sportswear, Inc..............................          230          2,070
  #Breed Technologies, Inc.............................       15,800        318,963
  Brenton Banks, Inc...................................        2,972         97,426
  *Brewer (C.) Homes, Inc. Class A.....................        1,800          3,684
  Bridgford Foods Corp.................................        3,705         55,575
  *Brightpoint, Inc....................................       26,886        432,697
  *Brite Voice Systems, Inc............................       12,100        111,169
  Broad National Bancorporation........................        2,120         43,460
  *Broadband Technologies, Inc.........................       10,600         62,606
  *Broadway & Seymour, Inc.............................        5,400         52,650
  *Brock International, Inc............................        2,500         10,313
  *Broderbund Software, Inc............................       12,500        365,234
  #Brooke Group, Ltd...................................       11,100         99,900
  *Brooks Automation, Inc..............................        5,100        108,375
  *Brookstone, Inc.....................................        3,900         47,288
  *Brooktrout Technology, Inc..........................        9,300        105,788
  *Brothers Gourmet Coffees, Inc.......................        6,700          8,166
  *Brown & Sharpe Manufacturing Co. Class A............        7,900         80,975
  *Brown (Tom), Inc....................................       14,400        315,450
  Brown Group, Inc.....................................       14,400        233,100
  Brush Wellman, Inc...................................        9,800        232,750
  Bryn Mawr Bank Corp..................................          400         18,825
  *Buckeye Technology, Inc.............................       11,200        490,700
  *Buckhead America Corp...............................          900          7,425
  *Buckle, Inc.........................................       13,200        433,950
  *Buffets, Inc........................................       31,686        282,203
  *Builders Transport, Inc.............................        1,800          5,400
  *Building Materials Holding Corp.....................       10,600        119,913
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Bull Run Corp. GA...................................       21,300   $     65,231
  Burlington Coat Factory Warehouse Corp...............       33,480        625,658
  *Burr Brown Corp.....................................       14,175        426,136
  *Bush Boake Allen, Inc...............................        9,800        275,625
  Bush Industries, Inc. Class A........................        5,700        150,338
  *Business Resource Group.............................        2,400          8,850
  *Butler International, Inc...........................        4,100         69,188
  Butler Manufacturing Co..............................        3,800        128,725
  *Buttrey Food & Drug Stores Co.......................        5,200         56,225
  C & D Technologies, Inc..............................        3,900        180,131
  *C ATS Software, Inc.................................        3,000         17,063
  *C-COR Electronics, Inc..............................        5,800         90,625
  *#C-Phone Corp.......................................        2,500         19,531
  *C.P. Clare Corp.....................................        5,500         73,906
  *CAI Wireless Systems, Inc...........................        5,115          6,634
  CBT Corp.............................................          200          5,950
  *CCA Industries, Inc.................................        4,300         10,481
  *CDI Corp............................................        3,900        161,363
  *CE Software Holdings, Inc...........................          580          1,450
  *CEM Corp............................................        3,800         41,088
  *CET Environmental Services, Inc.....................        3,500         23,734
  *CFI Proservices, Inc................................        1,800         22,725
  CFSB Bancorp, Inc....................................        1,464         51,972
  CFW Communications Co................................        6,600        150,563
  CFX Corp.............................................       12,175        337,856
  *CHS Electronics, Inc................................       15,600        295,913
  *CMC Industries, Inc.................................        3,300         40,219
  *CMG Information Services, Inc.......................        5,800        122,163
  CMI Corp. Class A....................................       17,800         95,675
  *CML Group, Inc......................................       39,800        139,300
  CNA Surety Corp......................................       11,100        160,950
  *CNS Income..........................................       14,400        114,300
  *CPAC, Inc...........................................        3,520         37,840
  CPB, Inc.............................................        5,200        108,063
  *#CPI Aerostructures, Inc............................          200            675
  CPI Corp.............................................        7,000        130,375
  *CSG Systems International, Inc......................        5,000        184,688
  *CSP, Inc............................................        2,000         15,500
  *CSS Industries, Inc.................................        6,400        211,200
  *CTC Communications Corp. Class 1....................        5,500         81,469
  CTG Resources, Inc...................................        6,400        154,400
  CTS Corp.............................................        7,800        265,200
  *CUNO, Inc...........................................        8,000        138,500
  CVB Financial Corp...................................        5,997        172,414
  *Cable Design Techologies Corp.......................       10,950        443,475
  Cabot Oil & Gas Corp. Class A........................       13,700        284,275
  *Cache, Inc..........................................        5,025         19,786
  *Caci International, Inc. Class A....................        5,300        104,841
  *Cade Industries, Inc................................       10,600         25,838
  *Cadiz Land, Inc.....................................       24,600        176,813
  Cadmus Communications Corp...........................        4,800        102,600
  *Caere Corp..........................................       10,600         92,916
  Cagle's, Inc. Class A................................        2,000         23,375
  *Cal-Maine Foods, Inc................................        2,000         12,500
  *Calcomp Technology, Inc.............................        7,000         31,500
  *#Caldor Corp........................................        9,700          5,762
  Calgon Carbon Corp...................................       28,900        317,900
  *#California Amplifier, Inc..........................        7,000         23,188
  *#California Culinary Academy, Inc...................        1,200          9,150
  *California Micro Devices Corp.......................        6,300         38,981
  *California Microwave, Inc...........................        9,700        180,056

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  California State Bank................................        3,100   $    100,363
  California Water Service Co..........................        3,100        165,850
  *#Callon Petroleum Co................................        2,900         51,656
  Calmat Co............................................       13,900        364,006
  *Calumet Bancorp, Inc................................        1,650         53,213
  *Cambex Corp.........................................        5,200            975
  Cambrex Corp.........................................        7,000        317,625
  *Cambridge Heart, Inc................................        3,000         27,281
  *Cambridge Neuroscience, Inc.........................       13,300         28,055
  *Cambridge Soundworks, Inc...........................        2,300         24,294
  *Cameron Ashley Building Products, Inc...............        4,600         72,163
  Cameron Financial Corp...............................        1,300         25,269
  *Campo Eletronics, Appliances & Computers, Inc.......        3,200          3,150
  *Canandaigua Wine Co., Inc. Class A..................        8,000        383,250
  *Candela Laser Corp..................................        2,700         14,766
  *Candies, Inc........................................        9,300         63,356
  *Canisco Resources, Inc..............................          500          1,406
  *Cannon Express, Inc. Class A........................          900          7,369
  *#Cannondale Corp....................................        6,900        142,528
  *Cantel Industries, Inc. Class B.....................        2,000         14,500
  *Canyon Resources Corp...............................       20,800         24,700
  Cape Cod Bank & Trust Co.............................        2,300         89,700
  Capital Bancorp (FL).................................        4,500        229,500
  *Capital Pacific Holdings, Inc.......................        9,000         30,094
  Capital Re Corp......................................        8,100        454,106
  Capitol Bancorp, Ltd.................................        2,189         59,377
  Capitol Transamerica Corp............................        6,050        142,931
  Capmac Holdings, Inc.................................        6,000        203,250
  *Capstone Pharmacy Services, Inc.....................       23,200        256,650
  Caraustar Industries, Inc............................        2,600         83,769
  *Carbide/Graphite Group, Inc.........................        5,000        193,125
  Carbo Ceramics, Inc..................................        4,000        131,000
  *Cardiotech International, Inc.......................        2,101          6,040
  *Cardiovascular Diagnostics..........................        4,000         24,000
  *Cardiovascular Dynamics, Inc........................        5,388         29,297
  *Care Group, Inc.....................................        3,400          1,753
  *Carematrix, Inc.....................................        8,600        228,975
  *Caretenders Healthcorp..............................        1,600         13,500
  *Carlyle Industries, Inc.............................        1,032          1,614
  *Carmike Cinemas, Inc. Class A.......................        6,700        207,281
  Carnegie Bancorp.....................................        1,155         35,805
  *Carnegie Group, Inc.................................        3,800         16,388
  Carolina First Corp..................................       11,433        223,312
  *Carr-Gottstein Foods Co.............................        7,654         37,792
  *Carrington Laboratories, Inc........................        5,300         26,334
  *Carson Pirie Scott & Co.............................        9,600        495,600
  *Carson, Inc.........................................          500          4,063
  Carter-Wallace, Inc..................................       17,000        281,563
  *Carver Corp. WA.....................................        1,400          1,444
  Cascade Corp.........................................        7,100        127,800
  Cascade Natural Gas Corp.............................        6,500        110,500
  *Casco International, Inc............................          275          1,031
  Casey's General Stores, Inc..........................       18,400        436,425
  Cash America International, Inc......................       14,100        176,250
  *Casino America, Inc.................................       19,600         56,350
  *Casino Data Systems.................................       14,400         65,250
  *Casino Magic Corp...................................       19,500         23,766
  *Casino Resource Corp................................        3,000          4,219
  *Castelle............................................        2,200          8,525
  *Castle & Cooke, Inc.................................        7,200        119,700
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Castle (A.M.) & Co...................................       13,037   $    304,740
  Castle Energy Corp...................................        2,400         33,300
  *Catalina Lighting, Inc..............................        3,500         21,656
  *Catalyst International, Inc.........................        4,000         22,750
  *Catalyst Semiconductor, Inc.........................        4,000          6,438
  *Catalytica, Inc.....................................       17,900        185,153
  Cathay Bancorp, Inc..................................        1,100         34,925
  *Catherines Stores Corp..............................        6,300         39,572
  Cato Corp. Class A...................................       21,300        199,688
  Cavalier Homes, Inc..................................        9,800         95,550
  *Cayenne Software, Inc...............................       15,000         36,797
  *#Cel-Sci Corp.......................................        2,500         19,688
  *Celadon Group, Inc..................................        6,000         90,750
  *Celebrity, Inc......................................        5,200         10,400
  *Celeritek, Inc......................................        3,400         55,250
  *Celestial Seasonings, Inc...........................        1,600         49,400
  *Celgene Corp........................................        8,300         74,700
  *#Cell Genesys, Inc..................................       14,366        123,009
  *Cellpro, Inc........................................       11,600         32,625
  *Cellstar Corp.......................................       14,400        373,500
  *Cellular Technical Services Co., Inc................       15,900         44,719
  *Celtrix Pharmaceuticals, Inc........................        5,000         11,953
  Cenfed Financial Corp................................        2,838        113,786
  Cenit Bancorp, Inc...................................          800         54,700
  *Centennial Bancorp..................................        4,171        118,613
  *Centennial Cellular Corp. Class A...................        9,900        189,028
  Centex Construction Products, Inc....................       13,200        404,250
  *Centigram Communications Corp.......................        5,200         85,313
  Central Co-Operative Bank Somerville, MA.............          700         18,550
  *Central Garden & Pet Co.............................        9,100        257,075
  Central Hudson Gas & Electric Corp...................       10,500        404,250
  Central Louisiana Electric Co., Inc..................       13,500        392,344
  Central Maine Power Co...............................       22,700        320,638
  Central Reserve Life Corp............................        1,800          9,000
  *Central Sprinkler Corp..............................        2,500         45,000
  Central Vermont Public Service Corp..................        8,100        112,388
  Centris Group, Inc...................................        5,700        123,619
  *Centura Software Corp...............................        8,600         14,513
  Century Aluminum Co..................................        5,000         74,688
  Century Bancorp Income Class A.......................        1,000         18,250
  *Century Communications Corp. Class A................       20,600        144,844
  *Cephalon, Inc.......................................       17,400        177,263
  *Ceradyne, Inc.......................................        6,900         31,805
  Cerberonics, Inc. Class A............................          200          1,900
  *Cerion Technologies, Inc............................        3,500          7,656
  *Cerner Corp.........................................       19,700        474,031
  *Cerprobe Corp.......................................        3,800         68,044
  *Chad Therapeutics...................................        6,000         55,500
  #Champion Industries, Inc............................        4,062         78,701
  Chaparral Steel Co...................................       17,000        261,375
  *Charles, JW Financial Services, Inc.................        1,300         15,763
  *Charming Shoppes, Inc...............................       77,700        380,002
  *Chart House Enterprises, Inc........................        7,000         49,000
  Chart Industries, Inc................................        9,000        208,125
  *Charter Federal Savings Bank (Escrow)...............        2,100              0
  #Charter Financial, Inc..............................        2,499         55,370
  *Chartwell Leisure, Inc..............................        8,000        133,750
  Chartwell Re Corp....................................        4,800        162,000

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Chase Corp..........................................        2,300   $     30,188
  *Chase Industries, Inc...............................        6,000        146,250
  *Chattem, Inc........................................        4,700         71,969
  *Check Technology Corp...............................        3,100         12,303
  *#Checkers Drive-In Restaurant, Inc..................       12,000         13,313
  *Checkfree Corp......................................       24,900        650,513
  *Checkmate Electronics, Inc..........................        2,500         18,438
  *Checkpoint System, Inc..............................       20,400        328,950
  *#Cheesecake Factory, Inc............................        6,600        203,363
  Chemed Corp..........................................        5,900        230,838
  *Chemfab Corp........................................        4,850        111,247
  Chemfirst, Inc.......................................       13,600        364,650
  Chemical Financial Corp..............................        5,130        208,727
  *#Chemtrak, Inc......................................        4,400          5,363
  *Cherry Corp. Class A................................        3,000         45,844
  *Cherry Corp. Class B................................        1,800         26,325
  #Chesapeake Energy Corp..............................       37,000        284,438
  Chesapeake Utilities Corp............................        2,700         54,675
  Chester Valley Bancorp...............................          288          7,704
  *Chic by His, Inc....................................        4,900         36,138
  *Chicago Miniature Lamp Corp.........................        9,500        319,438
  Chicago Rivet & Machine Co...........................          200          5,950
  *Chicos Fas, Inc.....................................        4,500         32,625
  *Children's Comprehensive Services, Inc..............        3,150         54,141
  *Children's Discovery Centers of America, Inc. Class
    A..................................................        3,200         26,000
  *Childrens Broadcasting Corp.........................        3,700         13,991
  *Childtime Learning Centers, Inc.....................        2,300         31,769
  *Chips & Technologies, Inc...........................       12,400        191,038
  Chittenden Corp......................................        6,733        297,094
  *#Chock Full O' Nuts Corp............................       10,130         72,809
  *Cholestech Corp.....................................        6,700         88,566
  *Christiana Companies, Inc...........................        9,000        337,500
  *Chromcraft Revington, Inc...........................        1,000         31,625
  *Chronimed, Inc......................................        9,400        108,688
  *Chrysalis International Corp........................        6,800         26,775
  Church & Dwight Co., Inc.............................       11,700        343,688
  *Chyron Corp.........................................       10,600         46,375
  *Ciber, Inc..........................................        6,800        299,200
  *Cidco, Inc..........................................        8,600        175,763
  Cilcorp, Inc.........................................        8,200        359,775
  *Cima Laboratories, Inc..............................        6,500         37,781
  *Cinergi Pictures Entertainment, Inc.................        2,800          6,563
  *Ciprico, Inc........................................        2,500         31,484
  Circle International, Inc............................        9,900        249,975
  *Circon Corp.........................................        7,390        113,159
  *Circuit City Stores, Inc. (Circuit City Group)......       10,500        344,531
  *Circuit Systems, Inc................................        2,600         11,538
  *Citadel Holding Corp................................        3,200         13,000
  *Citation Computer System, Inc.......................        1,500         10,219
  *Citation Corp.......................................       12,400        211,575
  Citfed Bancorp, Inc..................................        4,250        215,156
  Citizens Bancshares, Inc.............................        2,500        155,313
  Citizens Banking Corp................................        8,400        245,700
  *Citizens, Inc. Class A..............................       12,200         84,638
  City Holding Co......................................        3,242        133,733
  *Civic Bancorp.......................................        2,835         45,892
  Clarcor, Inc.........................................        8,900        263,663
  *Claremont Technology Group, Inc.....................        9,000        163,688
  *Clark (Dick) Productions, Inc.......................        3,200         45,600
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Clean Harbors, Inc..................................        5,000   $      9,766
  Cleveland Cliffs, Inc................................        6,800        293,250
  *Clintrials Research, Inc............................       15,900        136,144
  *Coach USA...........................................        9,800        273,175
  Coachmen Industries, Inc.............................       15,100        335,975
  *Coast Distribution System...........................        4,000         13,500
  Coastal Bancorp, Inc.................................        2,500         72,813
  *#Coastal Physician Group, Inc.......................       11,900         13,388
  *Coastcast Corp......................................        4,400         61,875
  Cobancorp, Inc.......................................          206          8,472
  *Cobra Electronic Corp...............................        3,100         24,606
  Coca-Cola Bottling Co. Consolidated..................        5,200        319,475
  *Cocensys, Inc.......................................       17,600         60,500
  *Code-Alarm, Inc.....................................          800          1,900
  *Coeur d'Alene Mines Corp. ID........................       13,100        112,988
  *Cognitronics Corp...................................        2,100         37,669
  *Coherent Communications Systems Corp................        9,100        247,691
  *Coherent, Inc.......................................        6,800        255,425
  *Coho Energy, Inc....................................       14,100        143,644
  *Cohr, Inc...........................................        3,800         46,906
  Cohu, Inc............................................        8,200        290,588
  *Cold Metal Products, Inc............................        3,500         21,000
  *Cole (Kenneth) Productions, Inc. Class A............        5,000         83,438
  *Cole National Corp. Class A.........................        8,100        279,450
  Collagen Corp........................................        4,800         95,400
  *Collagenex Pharmaceuticals, Inc.....................        2,000         27,375
  *Collins & Aikman Corp...............................       46,300        410,913
  Collins Industries, Inc..............................        5,100         34,106
  Colonial Gas Co......................................        8,050        201,753
  *Columbia Banking System, Inc........................        3,253         86,611
  *Columbia Laboratories, Inc..........................       19,800        272,250
  *Columbus Energy Corp................................        1,625         14,016
  Columbus McKinnon Corp...............................        7,100        165,075
  *Comarco, Inc........................................        2,900         69,238
  *Comdial Corp........................................        6,900         73,313
  *#Comforce Corp......................................        7,400         55,963
  Commerce Bancorp, Inc................................        9,570        401,342
  Commercial Bancshares, Inc...........................        1,365         33,528
  Commercial Bank of New York..........................        1,700         38,569
  Commercial Federal Corp..............................        6,613        317,837
  Commercial Intertech Corp............................        7,100        126,913
  Commercial Metals Co.................................        9,100        299,731
  *Commnet Cellular, Inc...............................        8,200        289,563
  *#Commodore Applied Technologies, Inc................        2,000          3,375
  *Commodore Applied Technologies, Inc. (Private
    Placement).........................................       16,600         25,211
  Commonwealth Bancorp, Inc............................       10,300        207,931
  Commonwealth Energy System...........................       12,900        368,456
  Commonwealth Industries, Inc.........................        8,200        137,350
  *Communications Central, Inc.........................        3,600         36,225
  Communications Systems, Inc..........................        6,300        115,369
  Community Bank System, Inc...........................        4,500        129,938
  Community First Bankshares, Inc......................       12,012        569,069
  *Community Medical Transport, Inc....................        2,400          4,125
  Community Trust Bancorp, Inc.........................        6,060        184,830
  *Comnet Corp.........................................        1,900         14,725
  *Compdent Corp.......................................        6,100        126,194
  *Competitive Technologies, Inc.......................        3,000         26,250
  *#Complete Management, Inc...........................        5,033         83,674

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Comprehensive Care Corp.............................        2,500   $     22,031
  *Comptek Research, Inc...............................        2,600         18,850
  *Compucom Systems, Inc...............................       31,900        328,969
  *Computational Systems, Inc..........................        2,700         79,650
  Computer Data Systems, Inc...........................        5,700        231,206
  *Computer Horizons Corp..............................       17,530        580,681
  Computer Language Research, Inc......................       11,500        134,406
  *Computer Manangement Sciences, Inc..................        7,900        129,856
  *Computer Network Technology Corp....................       18,300         73,772
  *Computer Outsourcing Services, Inc..................        1,900         16,744
  *#Computer Products, Inc.............................       15,900        314,522
  Computer Task Group, Inc.............................       11,200        352,800
  *Computervision Corp.................................       44,500        161,313
  *Computrac, Inc......................................        2,400          2,400
  *Comshare, Inc.......................................        5,900         34,663
  *Comstock Resources, Inc.............................       13,900        182,438
  *Comtech Telecommunications Corp.....................        1,000          4,547
  *Concentra Corp......................................        2,700         14,597
  *Concentra Managed Care, Inc.........................        8,037        272,505
  *Concord Camera Corp.................................        7,500         31,641
  *Concord Fabrics, Inc. Class A.......................          700          6,278
  *Concurrent Computer Corp............................       23,300         66,259
  *Conductus, Inc......................................        3,400         15,725
  *Cone Mills Corp. NC.................................       15,700        123,638
  *Congoleum Corp. Class A.............................        1,900         19,356
  *Conmed Corp.........................................        9,575        226,209
  Connecticut Energy Corp..............................        5,500        142,313
  Connecticut Water Services, Inc......................        1,100         33,413
  *Connitics Corp......................................        6,600         18,975
  *Consep, Inc.........................................        4,300          8,197
  *Consilium, Inc......................................        6,900         23,503
  *Conso Products Co...................................        3,550         28,178
  *Consolidated Delivery and Logistics, Inc............        3,000          7,875
  *Consolidated Graphics, Inc..........................        7,400        353,813
  *Consolidated Products, Inc..........................        9,292        178,871
  *Consolidated Stainless, Inc.........................        2,200          1,031
  Consolidated Tokoma Land Co..........................        3,100         58,125
  *#Consumer Portfolio Services, Inc...................        9,000         93,375
  Consumers Water Co...................................        5,200         97,663
  *Continental Can, Inc. DE............................        1,200         26,400
  *Continental Circuits Corp...........................        4,300         79,013
  #Continental Homes Holding Corp......................        3,300        107,456
  *Converse, Inc.......................................       10,400         76,050
  Cooker Restaurant Corp...............................        6,000         59,625
  *Cooper Companies, Inc...............................        7,800        304,688
  *Cooperative Bankshares, Inc.........................        1,400         24,063
  *Copart, Inc.........................................        7,600        132,525
  *Copley Pharmaceutical, Inc..........................       11,500         81,938
  *Copytele, Inc.......................................       40,400        142,663
  *Cor Therapeutics, Inc...............................       12,000        273,750
  *Coram Healthcare Corp...............................       22,100         80,113
  *Corcom, Inc.........................................        1,900         18,644
  *Core Materials Corp.................................        1,800          6,750
  *Core, Inc...........................................        4,300         45,016
  *Cornerstone Imaging, Inc............................        3,600         17,213
  *Corporate Express, Inc..............................        3,410         53,601
  *Correctional Services Corp..........................        3,800         42,156
  *Corrpro Companies, Inc..............................        3,100         43,788
  *Cort Business Services Corp.........................        6,400        213,200
  *Cortech, Inc........................................        7,200          4,500
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Corus Bankshares, Inc................................        8,900   $    310,944
  *Corvas International, Inc...........................        8,200         36,900
  *Corvel Corp.........................................        1,000         36,875
  *Cosmetic Centers, Inc. Class C......................          451          1,409
  *Cotelligent Group, Inc..............................        5,900        113,206
  Cotton States Life Insurance Co......................        1,687         31,315
  Courier Corp.........................................          800         22,200
  *Covenant Transport, Inc. Class A....................        6,100         97,028
  *Coventry Corp.......................................       22,200        333,000
  Covest Bancshares, Inc...............................        1,500         39,750
  *Coyote Network Systems, Inc.........................        2,069         14,257
  Craftmade International, Inc.........................        3,000         30,469
  *#Craig (Jenny), Inc.................................       12,900         96,750
  *Craig Corp..........................................        1,600         30,600
  *Creative Biomolecules, Inc..........................       23,100        181,913
  *#Creative Computers, Inc............................        5,900         71,169
  *Credence Systems Corp...............................       15,250        408,414
  *Credit Acceptance Corp..............................       31,500        163,406
  *Cree Research, Inc..................................        7,400        158,869
  *Criticare Systems, Inc..............................        4,500         18,281
  Cross (A.T.) Co. Class A.............................       11,800        127,588
  Cross Timbers Oil Co.................................       17,300        401,144
  *Crossman Communities, Inc...........................        6,000        136,500
  *Crowley, Milner & Co................................        1,000         10,250
  *Crown Books Corp....................................        2,700         20,166
  *Crown Central Petroleum Corp. Class A...............        2,200         44,275
  *Crown Central Petroleum Corp. Class B...............        2,600         49,400
  Crown Crafts, Inc....................................        4,000         65,000
  *#Crown Resources Corp...............................       12,400         53,863
  *Crown Vantage, Inc..................................        4,500         45,000
  *Crown-Andersen, Inc.................................        1,000          6,750
  *Cruise America, Inc.................................        2,600         23,888
  *Cryolife, Inc.......................................        5,800         84,463
  *Crystal Oil Co......................................        1,200         46,800
  Cubic Corp...........................................        4,500        144,563
  *Cuisine Solutions, Inc..............................        5,400          7,256
  Culp, Inc............................................       13,518        251,773
  *Curative Health Services, Inc.......................        7,400        211,363
  Curtiss-Wright Corp..................................        3,000        229,313
  *Cyanotech Corp......................................       10,300         41,361
  *Cyberguard Corp.....................................        4,400         28,050
  *Cyberonics, Inc.....................................       11,200        127,400
  *Cyberoptics Corp....................................        2,700         73,406
  *Cybex Corp..........................................        3,900        101,400
  *Cybex International, Inc............................        4,100         44,588
  *Cygnus, Inc.........................................       11,200        254,100
  *Cypros Pharmaceutical Corp..........................        8,100         42,019
  *Cyrk, Inc...........................................        8,200         95,838
  *Cytel Corp..........................................       15,000         29,766
  *Cytogen Corp........................................       40,825        131,405
  *Cytotherapeutics, Inc...............................       13,200         67,238
  *Cytrx Corp..........................................        3,800         15,794
  *Cytyc Corp..........................................       10,300        223,381
  D&N Financial Corp...................................        6,800        165,325
  *DBA Systems, Inc....................................        2,700         19,069
  *DBT Online, Inc.....................................        1,380         35,535
  *DDL Electronics, Inc................................        6,500          4,875
  *DII Group, Inc......................................       14,600        327,588
  *DIY Home Warehouse, Inc.............................        5,300         21,200
  *DLB Oil & Gas, Inc..................................        1,300         14,625

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *DM Management Co....................................        2,700   $     48,094
  *DNAP Holding Corp...................................        1,270          5,953
  DR Horten, Inc.......................................       26,052        464,051
  *#DRS Technologies, Inc..............................        2,500         30,781
  *#DSP Communications, Inc............................       30,100        482,541
  *DSP Group, Inc......................................        5,800        189,950
  *DSP Technology, Inc.................................          800          8,600
  DT Industries, Inc...................................        6,800        189,338
  *DVI, Inc............................................        5,500        100,375
  *Daily Journal Corp..................................          200          8,100
  *Dairy Mart Convenience Stores, Inc. Class A.........        1,600          7,200
  *Daisytek International Corp.........................        3,300        128,700
  *Dakota Mining Corp..................................        5,363          1,676
  *Dakotah, Inc........................................        1,800          3,656
  *Damark International, Inc. Class A..................        4,200         51,975
  Dames & Moore, Inc...................................       10,900        134,888
  Daniel Industries, Inc...............................       10,296        191,120
  *Darling International, Inc..........................        7,500         72,188
  Dart Group Corp. Class A.............................          700         81,725
  *Data Broadcasting Corp..............................       27,445        193,830
  *#Data Dimensions, Inc...............................        7,000        127,094
  *Data I/O Corp.......................................        3,400         25,075
  *Data Processing Resources Corp......................        6,500        148,281
  *#Data Race, Inc.....................................        2,400         11,400
  Data Research Association, Inc.......................        2,600         34,288
  *Data Systems & Software, Inc........................        3,700         19,772
  *Data Systems Network Corp...........................          165          1,918
  *Data Translation, Inc...............................        1,450          4,622
  *Data Transmission Network Corp......................        6,100        164,509
  *Dataflex Corp.......................................        2,800         11,988
  *Datakey, Inc........................................        1,000          4,031
  *Datamarine International, Inc.......................          200            838
  *Datametrics Corp....................................        4,800         11,100
  *Datapoint Corp......................................        8,800         25,300
  *Dataram Corp........................................        1,400         12,075
  *Datascope Corp......................................       10,000        253,750
  *Datastream Systems, Inc.............................        5,000        158,750
  *Dataware Technologies, Inc..........................        3,900         12,431
  *Datawatch Corp......................................        4,600         12,506
  *Dataworks Corp......................................        6,874        131,036
  *Datron Systems, Inc.................................        1,800         18,338
  *Datum, Inc..........................................        3,100         58,319
  *Davco Restaurants, Inc..............................        3,000         58,875
  *Dave and Busters, Inc...............................        6,600        171,600
  *Davel Communications Group, Inc.....................        2,500         60,938
  *Davox Corp..........................................        6,850        226,050
  *#Daw Technologies, Inc..............................        7,400         15,031
  *Dawson Geophysical Co...............................        2,100         40,031
  Daxor Corp...........................................        2,400         28,800
  *Day Runner, Inc.....................................        3,200        125,200
  *Dayton Superior Corp. Class A.......................        2,100         35,700
  Deb Shops, Inc.......................................        9,800         56,350
  *Deckers Outdoor Corp................................        4,800         40,050
  Decorator Industries, Inc............................        1,250         11,406
  *Deeptech International, Inc.........................       12,200        134,963
  Defiance, Inc........................................        7,600         60,444
  *Deflecta-Shield Corp................................        1,900         29,866
  *Del Global Technologies Corp........................        3,610         35,649
  Del Laboratories, Inc................................       12,088        440,457
  *Delphi Financial Group, Inc. Class A................        1,591         63,839
  Delta Natural Gas Co., Inc...........................        1,200         21,750
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Delta Woodside Industries, Inc.......................       15,400   $     90,475
  *Deltic Timber Corp..................................       10,000        289,063
  *Denamerica Corp.....................................        7,200         18,900
  *Dendrite International, Inc.........................        6,000        114,375
  *Dense-Pac Microsystems, Inc.........................       10,300         35,406
  *Department 56, Inc..................................       12,500        364,844
  *Depotech Corp.......................................        7,200        110,475
  *Designer Holdings, Ltd..............................       22,500        210,938
  *Designs, Inc........................................       11,700         40,036
  *Desktop Data, Inc...................................        5,200         40,706
  *Detection Systems, Inc..............................        2,900         42,775
  *Detrex Corp.........................................          500          5,156
  *Detroit Diesel Corp.................................       19,300        440,281
  *Devcon International Corp...........................        2,000          9,875
  *Devlieg-Bullard, Inc................................        7,500         32,344
  *Devon Group, Inc....................................        3,700        151,238
  *Dewolfe Companies, Inc..............................          200          1,150
  *Diagnostic Health Services, Inc.....................        8,000         94,250
  Diagnostic Products Corp.............................        8,100        224,775
  *Dialogic Corp.......................................       10,300        431,956
  *#Diametrics Medical, Inc............................       13,800         79,781
  *Diamond Multimedia Systems, Inc.....................       23,000        227,844
  *Dianon Systems, Inc.................................        3,400         28,688
  *Digene Corp.........................................        9,100         83,606
  *Digi International, Inc.............................        8,000        156,500
  *Digital Biometrics, Inc.............................        6,800         13,919
  *Digital Communications Technology Corp..............        2,520            630
  *Digital Generation Systems, Inc.....................        6,500         23,156
  *Digital Link Corp...................................        4,600        104,938
  *Digital Microwave Corp..............................       25,800        409,575
  *Digital Power Corp..................................        1,000          8,125
  *Digital Sound Corp..................................        7,900          9,134
  Dime Bancorp, Inc....................................        6,508        157,819
  Dime Financial Corp..................................        2,300         71,731
  *Diodes, Inc.........................................        2,500         30,000
  *Dionex Corp.........................................        7,200        360,450
  *Discount Auto Parts, Inc............................       11,300        211,169
  *Dixie Group, Inc....................................        6,700         73,700
  *Dixon Ticonderoga Co................................        1,300         18,281
  *Documentum, Inc.....................................        9,900        305,663
  *#Dominion Bridge Corp...............................        7,300         14,258
  *Dominion Homes, Inc.................................        3,100         28,239
  Donegal Group, Inc...................................        2,400         49,800
  Donnelly Corp. Class A...............................        5,875        107,953
  *Donnkenny, Inc......................................        8,400         28,875
  *Dorsey Trailers, Inc................................        3,000          8,438
  Dover Downs Entertainment, Inc.......................        1,000         22,313
  Downey Financial Corp................................       17,787        489,143
  *Dravo Corp..........................................        8,900         88,444
  *Dress Barn, Inc.....................................       13,600        351,900
  *Drew Industries, Inc................................        4,800         61,200
  *#Drexler Technology Corp............................        5,300         59,128
  Dreyer's Grand Ice Cream, Inc........................       16,400        389,500
  *Drug Emporium, Inc..................................        7,900         31,106
  *#Drypers Corp.......................................        2,500         13,984
  *Duckwall-Alco Stores, Inc...........................        2,800         43,488
  *Ducommun, Inc.......................................        3,600        116,775
  Duff & Phelps Credit Rating Co.......................        3,200        115,000
  *Durakon Industries, Inc.............................        5,200         47,288
  *Duramed Pharmaceuticals, Inc........................       11,800         50,888
  *Dwyer Group, Inc....................................        2,800          5,775

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Dycom Industries, Inc...............................        5,300   $    119,250
  Dyersburg Corp.......................................        7,900         98,009
  *Dynamic Healthcare Technologies, Inc................       13,700         56,513
  *Dynamic Materials Corp..............................          700          5,688
  *Dynamics Research Corp..............................        3,158         39,672
  *Dynatech Corp.......................................       10,200        370,388
  E'town Corp..........................................        3,900        137,719
  *E-Z-Em, Inc. Class A................................        1,700         12,538
  *E-Z-Em, Inc. Class B................................        4,274         29,384
  *EA Engineering Science & Technology, Inc............        5,625         11,426
  *#EA Industries, Inc.................................        4,500         26,156
  *ECC International Corp..............................        5,800         22,838
  *ECCS, Inc...........................................        1,700         13,069
  *EFI Electronics Corp................................          800          1,925
  *EFTC Corp...........................................        3,000         44,813
  *EIS International, Inc..............................        9,100         60,288
  *ELXSI Corp..........................................        1,800         23,850
  EMC Insurance Group, Inc.............................        5,900         78,913
  *ERLY Industries, Inc................................        2,791         20,060
  *ESCO Electronics Corp. Trust Receipts...............       10,100        165,388
  ESELCO, Inc..........................................          218          8,775
  *ESSEF Corp..........................................        6,820        109,973
  *EZ Serve Corp.......................................       17,000          9,563
  Eagle Bancshares, Inc................................        3,400         64,813
  *Eagle Finance Corp..................................        2,100          3,413
  Eagle Financial Corp.................................        2,974        153,161
  *Eagle Food Centers, Inc.............................        8,100         40,500
  *Eagle Hardware & Garden, Inc........................       19,400        330,406
  *Eagle Point Software Corp...........................        4,500         15,609
  Easco, Inc...........................................        8,200         95,838
  Eastern Co...........................................        3,300         59,400
  *Eastern Environment Services, Inc...................       11,000        259,875
  Eastern Utilities Associates.........................       12,300        295,200
  *Eateries, Inc.......................................        1,500          7,406
  Eaton Vance Corp.....................................       11,100        387,806
  *Echostar Communications Corp. Class A...............        8,300        148,881
  *Eclipse Surgical Technologies, Inc..................          800          6,650
  *Ecogen, Inc.........................................        4,340         10,579
  Ecology & Environment, Inc. Class A..................          900         10,013
  *Edelbrock Corp......................................        2,600         42,250
  *#Edison Brothers Stores, Inc........................       11,000              0
  *Edison Control Corp.................................        1,000          4,656
  Edo Corp.............................................        3,000         26,625
  *Education Alternatives, Inc.........................        5,000         23,125
  Educational Development Corp.........................        1,800         10,181
  *Educational Insights, Inc...........................        2,700          6,623
  *Effective Management Systems, Inc...................        1,400          5,994
  *Egghead, Inc........................................       14,100        102,666
  *Ekco Group, Inc.....................................       11,100         77,700
  *El Chico Restaurants, Inc...........................        1,400         16,188
  *El Paso Electric Co.................................       15,000        101,250
  *Elantec Semiconductor, Inc..........................        5,400         32,738
  Elcor Corp...........................................        6,600        160,050
  *Elcotel, Inc........................................        4,900         31,850
  *Electric Fuel Corp..................................        8,500         55,516
  *Electro Rent Corp...................................        8,400        314,475
  *Electro Scientific Industries, Inc..................        5,900        245,219
  *Electroglas, Inc....................................       10,900        205,056
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Electromagnetic Sciences, Inc.......................        9,000   $    160,875
  *Electronic Retailing System International, Inc......        2,300         12,794
  Electronic Tele Communications, Inc. Class A.........        1,000          2,281
  *#Elek-Tek, Inc......................................        4,000            400
  Ellett Brothers, Inc.................................        3,000         17,063
  *Eltron International, Inc...........................        4,000        126,500
  *Embrex, Inc.........................................        4,900         28,481
  *Emcee Broadcast Products, Inc.......................        2,000          6,688
  *Emcon...............................................        4,200         23,231
  *Emcor Group, Inc....................................        4,400         86,350
  Emerald Isle Bancorp, Inc............................          250          8,031
  *Emergent Group, Inc.................................        4,000         53,250
  *Emerson Radio Corp..................................       16,100          8,050
  *Emisphere Technologies, Inc.........................        5,700        115,247
  *Emmis Broadcasting Corp. Class A....................        4,200        189,131
  *Empi, Inc...........................................        4,200         91,350
  Empire District Electric Co..........................        9,800        184,363
  *#Empire of Carolina, Inc............................        4,400          8,800
  *Employee Solutions, Inc. Class B....................       24,100        133,303
  *Emulex Corp.........................................        3,050         48,609
  *Encad, Inc..........................................        6,700        260,044
  *Encore Computer Corp................................       14,700          5,976
  *Encore Wire Corp....................................        5,350        184,241
  *Endosonics Corp.....................................        9,700        113,369
  Energen Corp.........................................        7,800        296,400
  *Energy Biosystems Corp..............................        7,100         27,291
  *Energy Research Corp................................        2,000         29,250
  Energy West, Inc.....................................          200          1,769
  Energynorth, Inc.....................................        2,400         55,350
  Engineered Support Systems, Inc......................        1,200         25,875
  *Engineering Measurements Co.........................        1,000          5,359
  #Engle Homes, Inc....................................        3,500         51,297
  Enhance Financial Services Group, Inc................        7,100        396,713
  *Enlighten Software Solutions, Inc...................        1,100          2,716
  Ennis Business Forms, Inc............................        8,900         88,444
  *Enstar, Inc.........................................        1,300         10,563
  *Envirogen, Inc......................................        3,700          8,383
  *Environmental Elements Corp.........................        4,200         11,550
  *Environmental Technologies Corp.....................        3,200         21,800
  *Environmental Tectonics Corp........................        1,500         13,688
  *Envirotest Systems Corp. Class A....................        9,700         53,350
  *#Envoy Corp.........................................        9,100        280,963
  *Enzo Biochem, Inc...................................       14,000        226,625
  *Enzon, Inc..........................................       23,400        139,669
  *Epitope, Inc........................................       10,200         62,156
  *Equimed, Inc........................................        2,250         40,641
  *#Equinox Systems, Inc...............................        1,900         34,972
  *Equitex, Inc........................................        1,200          1,163
  *Equitrac Corp.......................................        1,300         21,856
  *Equity Corp. International..........................       14,500        309,938
  *Equity Marketing, Inc...............................        2,800         81,025
  *Equity Oil Co.......................................       10,200         33,788
  *Ergo Science Corp...................................        7,800        130,163
  Eskimo Pie Corp......................................        1,300         13,731
  Espey Manufacturing & Electronics Corp...............          400          6,900
  Essex County Gas Co..................................          800         25,100
  *Esterline Technologies Corp.........................        4,200        148,575
  *Ethyl Corp..........................................       10,000         89,375

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Evans & Sutherland Computer Corp....................        4,500   $    138,375
  *Evans Systems, Inc..................................        1,050          1,870
  *Evans, Inc..........................................        1,000          2,406
  *Everen Capital Corp. Class A........................        4,300        171,463
  Evergreen Bancorp, Inc. DE...........................        5,500        130,281
  *Evergreen Resources, Inc............................        5,600         87,150
  *Exabyte Corp........................................       13,400        131,069
  *Exar Corp...........................................        4,900        122,806
  *Excalibur Technologies Corp.........................       12,500        136,719
  Excel Industries, Inc................................        6,400        124,400
  *Excel Technology, Inc...............................        7,300         92,391
  *#Excite, Inc........................................        2,000         51,313
  Executive Risk, Inc..................................        5,700        370,500
  *Executive Telecard, Ltd.............................        9,500         24,641
  *Executone Information Systems, Inc..................       28,800         62,550
  Exide Corp...........................................       14,900        355,738
  *Exogen, Inc.........................................        5,700         21,909
  Expeditors International of Washington...............       12,100        466,228
  *Expert Software, Inc................................        2,500         16,406
  *Express Scripts, Inc. Class A.......................        4,500        266,625
  *Ezcorp, Inc. Class A Non-Voting.....................        6,300         71,466
  F & M Bancorp (MD)...................................        2,390         85,443
  F & M Bancorporation, Inc............................        3,410        127,023
  F & M National Corp..................................       12,200        388,113
  FBL Financial Group, Inc. Class A....................        7,500        296,250
  FCB Financial Corp...................................        2,000         54,750
  FCNB Corp............................................        1,008         29,484
  FDP Corp.............................................        3,250         33,516
  *FEI Co..............................................        8,900        144,625
  FFLC Bancorp.........................................        2,000         45,500
  FFVA Financial Corp..................................        2,700         90,788
  FFY Financial Corp...................................        2,500         74,688
  *FLIR Systems, Inc...................................        2,700         51,975
  *FM Properties, Inc..................................       10,300         51,178
  FNB Rochester Corp...................................        1,400         23,888
  *FPA Corp............................................        2,000          2,313
  *FPA Medical Management, Inc.........................       15,348        396,170
  *FRP Properties, Inc.................................        2,500         86,875
  FSF Financial Corp...................................        1,800         35,888
  *FSI International, Inc..............................       13,500        206,297
  *FTP Software, Inc...................................       22,600         51,203
  Fab Industries, Inc..................................        4,500        133,875
  *Fabri-Centers of America, Inc. Class A..............        3,500         73,281
  *Fabri-Centers of America, Inc. Class B..............        3,400         68,425
  *Factset Research Systems, Inc.......................        2,000         50,500
  *Failure Group, Inc..................................        4,300         40,581
  Fair, Isaac & Co., Inc...............................        8,100        347,288
  *Fairchild Corp. Class A.............................        8,400        190,575
  *Fairfield Communities, Inc..........................       10,200        472,388
  Falcon Products, Inc.................................        5,800         89,175
  *#Family Golf Centers, Inc...........................        7,100        201,906
  *Fansteel, Inc.......................................        4,000         35,500
  *Farah, Inc..........................................        9,100         47,206
  Farmer Brothers Co...................................          200         31,900
  *Farr Co.............................................        3,400         53,338
  Farrel Corp..........................................        2,400          8,475
  *#Fastcomm Communications Corp.......................        5,900         21,572
  *Faulding Corp.......................................       10,100        133,194
  *Featherlite Manufacturing, Inc......................        3,100         24,219
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Fed One Bancorp......................................          600   $     14,775
  Fedders Corp.........................................       11,400         66,263
  Fedders Corp. Class A................................        7,700         43,794
  Federal Screw Works..................................        1,800        108,225
  *Female Health Co....................................        5,200         22,425
  *Ferrofluidics Corp..................................        3,031         18,754
  *Fibermark, Inc......................................        2,400         50,850
  *Fiberstars, Inc.....................................        2,000         11,250
  Fidelity Bancorp, Inc. Delaware......................        1,300         29,738
  Fidelity Federal Bancorp.............................        1,100         10,725
  Fidelity National Financial, Inc.....................        8,390        218,140
  *Fieldcrest Cannon, Inc..............................        4,500        151,594
  *Figgie International, Inc. Class A..................        9,100        125,978
  *Figgie International, Inc. Class B..................        2,500         32,500
  *Filenes Basement Corp...............................       17,400        109,294
  *Filenet Corp........................................        9,100        249,681
  Financial Bancorp., Inc..............................        1,000         24,938
  *Financial Federal Corp..............................        8,850        188,616
  *Finish Line, Inc. Class A...........................       10,600        201,400
  *Finishmaster, Inc...................................        3,000         22,688
  First Albany Companies, Inc..........................        2,179         32,288
  *First Alert, Inc....................................       16,100         45,281
  First American Financial Corp........................        6,900        422,625
  *First American Health Concepts, Inc.................        1,100          4,331
  First Bancorp........................................          400         11,900
  First Bell Bancorp, Inc..............................        3,300         58,163
  *First Cash, Inc.....................................        1,900         15,497
  First Central Financial Corp.........................        9,300          5,231
  First Charter Corp...................................        2,980         73,569
  First Citizens Bancshares, Inc. NC...................        1,700        187,425
  First Colorado Bancorp...............................        8,255        188,833
  First Commonwealth Financial Corp....................       13,300        338,319
  First Defiance Financial Corp........................        4,959         76,555
  *#First Enterprise Financial Group, Inc..............        2,000          6,000
  First Essex Bancorp..................................        3,700         72,844
  First Federal Capital Corp...........................        4,650        129,038
  First Federal Savings & Loan Association of East
    Hartford, CT.......................................        1,500         55,500
  First Financial Bancorp..............................        6,380        304,645
  First Financial Bankshares, Inc......................        5,012        221,468
  First Financial Holdings, Inc........................        3,000        127,688
  First Franklin Corp..................................          200          5,175
  First Georgia Holdings, Inc..........................          450          3,755
  First Home Bancorp, Inc. NJ..........................          266          6,185
  First Indiana Corp...................................        8,048        210,254
  *First Investors Financial Services Group, Inc.......        2,500         18,438
  *First Keystone Financial, Inc.......................          500         16,313
  First Liberty Financial Corp.........................        5,300        145,419
  *#First Merchants Acceptance Corp....................        3,300            103
  First Merchants Corp.................................        3,300        110,963
  First Midwest Bancorp, Inc...........................       11,575        455,042
  First Midwest Financial, Inc.........................        1,400         28,613
  First Mutual Bancorp, Inc............................        2,200         44,000
  First Mutual Savings Bank............................          435          7,857
  First Northern Capital Corp..........................        5,300         70,225
  First Oak Brook Bancshares, Inc. Class A.............          700         28,875
  First Palm Beach Bancorp, Inc........................        3,000        117,000
  *First Republic Bank.................................        6,000        165,750
  First Savings Bancorp, Inc. North Carolina...........        2,400         57,600

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  First Savings Bank...................................        7,400   $    186,388
  First Source Corp....................................        6,850        196,509
  *First Team Sports, Inc..............................        2,900         11,056
  First Western Bancorp, Inc...........................        5,775        160,256
  First Years, Inc.....................................        2,200         52,250
  Firstbank of Illinois Co.............................        9,300        295,566
  *FirstFed Financial Corp. DE.........................        6,300        229,950
  First Federal Financial Services Corp................        2,802        123,989
  *Fischer Imaging Corp................................        4,400         25,300
  Flag Financial Corp..................................          800         14,900
  *Flagstar Companies, Inc.............................       15,500          2,945
  Flamemaster Corp.....................................          206            753
  Fleming Companies, Inc...............................       22,700        377,388
  Flexsteel Industries, Inc............................        6,200         72,850
  Florida Public Utilities Co..........................          500         11,375
  Florida Rock Industries, Inc.........................       11,200        291,200
  *Florsheim Group, Inc................................        4,300         38,834
  *Flow International Corp.............................        8,700         86,184
  Flowserve Corp.......................................       23,473        630,837
  Fluke Corp...........................................       11,000        261,250
  *Fluor Daniel/GTI, Inc...............................        1,265         11,780
  Flushing Financial Corp..............................        3,600         79,200
  *Foamex International, Inc...........................       17,700        195,806
  *Foilmark, Inc.......................................        1,600          5,075
  *Foodarama Supermarkets, Inc.........................          300          6,638
  *Foodmaker, Inc......................................       29,900        463,450
  *Foothill Independent Bancorp........................        2,947         47,889
  *Forcenergy, Inc.....................................       11,485        356,753
  *Forefront Group, Inc................................        3,200         25,500
  Foremost Corp. of America............................        5,000        303,438
  *#Forensic Technologies International Corp...........        3,000         36,281
  Forest City Enterprises, Inc. Class A................        3,900        222,788
  Forest City Enterprises, Inc. Class B................        1,950        112,125
  *Forest Oil Corp.....................................       15,540        247,669
  Fort Wayne National Corp.............................       10,550        402,219
  *Forte Software, Inc.................................       11,200        112,700
  *Fortune Natural Resources Corp......................        6,100         16,775
  *Fossil, Inc.........................................        7,100        157,088
  *Foster (L.B.) Co. Class A...........................       20,900        109,725
  *Fountain Oil, Inc...................................       14,000         15,313
  *Fountain Powerboat Industries, Inc..................        2,800         32,725
  *Four Kids Entertainment, Inc........................        1,100          3,988
  *Four Media Co.......................................        2,000         15,375
  *Fourth Shift Corp...................................        5,800         17,581
  Frankfort First Bancorp, Inc.........................        1,700         16,044
  Franklin Bank National Associaton Southfield, MI.....        1,323         21,995
  *Franklin Covey Co...................................       17,000        360,188
  Franklin Electric Co., Inc...........................        3,200        183,800
  *Franklin Electronic Publishers, Inc.................        6,500         92,625
  Freds, Inc. Class A..................................        5,600        137,200
  Freeport McMoran, Inc................................        8,000        252,000
  *French Fragrances, Inc..............................        6,200         61,225
  Frequency Electronics, Inc...........................        2,400         62,400
  *Fresh America Corp..................................        1,400         34,125
  *Fresh Choice, Inc...................................        2,800         11,813
  Friedman Industries, Inc.............................        6,821         47,747
  *Friedmans, Inc. Class A.............................        7,700        112,131
  Frisch's Restaurants, Inc............................       13,983        185,275
  *Fritz Companies, Inc................................       17,800        233,625
  Frontier Adjusters of America, Inc...................        1,000          3,125
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Frontier Insurance Group, Inc........................       10,900   $    262,281
  Frozen Food Express Industries, Inc..................       11,707        115,607
  *#Fuisz Technologies, Ltd............................       14,500        128,688
  Fuller (H.B.) Co.....................................        8,500        418,625
  Fulton Financial Corp................................          962         29,341
  *Funco, Inc..........................................        3,000         56,625
  *Fund American Enterprises Holdings, Inc.............        3,200        392,400
  *Fuqua Enterprises, Inc..............................        3,600        109,350
  Furon Co.............................................        5,400        213,300
  G & K Services, Inc. Class A.........................       11,400        423,225
  *G-III Apparel Group, Ltd............................        3,200         16,700
  GBC Bancorp..........................................        3,300        180,881
  *GC Companies, Inc...................................        3,900        169,163
  *GKN Holding Corp....................................        5,600         23,450
  *GNI Group, Inc......................................        2,400         13,950
  *GRC International, Inc..............................        9,100         58,013
  *GT Bicycles, Inc....................................        5,900         40,009
  *GTI Corp............................................        5,300         31,469
  *GTS Duratek, Inc....................................        7,500         87,656
  *GZA Geoenvironmental Technologies, Inc..............        1,700          8,659
  *#Gadzooks, Inc......................................        5,200        144,625
  Gainsco, Inc.........................................       12,600        105,525
  *Galey & Lord, Inc...................................        7,000        126,000
  *Galileo Corp........................................        3,400         38,038
  Gallagher (Arthur J.) & Co...........................       13,100        468,325
  *Galoob Toys, Inc. DE................................       10,800        128,250
  *Game Financial Corp.................................        2,300         24,581
  Gamma Biologicals, Inc...............................        5,500         27,500
  *Gantos, Inc.........................................        4,550          5,403
  Garan, Inc...........................................        3,042         75,290
  *Garden Botanika, Inc................................        5,700         25,650
  *Garden Fresh Restaurant Corp........................        2,500         35,469
  *Garden Ridge Corp...................................       10,800        165,038
  *Gardenburger, Inc...................................        4,300         41,656
  *Gardner Denver Machinery, Inc.......................        6,000        225,000
  *Gasonics International, Inc.........................        8,150        108,497
  *Gatefield Corp......................................       11,400         17,991
  *Gaylord Container Corp. Class A.....................       42,000        286,125
  *#Geerling & Wade, Inc...............................        1,600          7,150
  *Gehl Co.............................................        3,100         70,719
  *Geltex Pharmaceuticals, Inc.........................        8,100        228,319
  Gencor Industries, Inc...............................        1,800         31,050
  Gencorp, Inc.........................................       15,900        398,494
  *Genelabs Technologies, Inc..........................       27,500         81,641
  *Genemedicine, Inc...................................       11,500         60,375
  *General Acceptance Corp.............................        1,800          3,994
  General Binding Corp.................................        7,900        240,950
  General Chemical Group, Inc..........................        4,800        132,300
  *General Cigar Holdings, Inc. Class B................        9,780        229,830
  *General Communications, Inc. Class A................       42,200        291,444
  *#General Datacomm Industries, Inc...................       11,700         61,425
  General Employment Enterprises, Inc..................        1,950         26,569
  *General Host Corp...................................       19,580        104,019
  General Housewares Corp..............................        1,500         14,063
  *General Magic, Inc..................................        5,000          8,906
  General Magnaplate Corp..............................          200          3,050
  *General Scanning, Inc...............................        6,000        156,750
  *General Semiconductor, Inc..........................       18,400        200,100

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *General Surgical Innovations, Inc...................       10,600   $     49,025
  *Genesco, Inc........................................       17,600        228,800
  Genesee Corp. Class B................................          200          8,975
  *#Geneva Steel Co. Class A...........................        9,200         23,000
  *Genicom Corp........................................        8,800        121,000
  *Genlyte Group, Inc..................................        8,900        154,081
  *Genome Therapeutics Corp............................       10,600         85,131
  Genovese Drug Stores, Inc. Class A...................        3,110         56,758
  *Genrad, Inc.........................................       16,000        425,000
  *Gensia Sicor, Inc...................................       43,100        216,847
  *Gensym Corp.........................................        5,300         28,653
  *Gentex Corp.........................................       19,500        478,969
  *Genus, Inc..........................................       13,400         57,369
  *Genzyme Transgenics Corp............................       10,300        104,609
  Geon Co..............................................       14,000        330,750
  George Mason Bankshares, Inc.........................        2,500         96,250
  *Geoscience Corp.....................................        3,000         36,750
  *#Geotek Communications, Inc.........................       52,800        103,125
  *Geoworks............................................       12,400        158,875
  Gerber Scientific, Inc...............................       18,600        372,000
  *Getty Petroleum Marketing, Inc......................       12,100         64,281
  Getty Realty Corp....................................        7,800        151,125
  *Giant Cement Holding, Inc...........................        4,900        118,519
  *Giant Group, Ltd....................................        1,400         10,500
  Giant Industries, Inc................................        6,700        123,113
  *Gibraltar Packaging Group, Inc......................        3,000          8,063
  *Gibraltar Steel Corp................................       11,100        228,244
  *Gibson Greetings, Inc...............................        9,800        231,219
  *Giga-Tronics, Inc...................................        1,600         16,150
  *Gilead Sciences, Inc................................        2,300         79,494
  *Gish Biomedical, Inc................................        1,300          6,338
  Glacier Bancorp, Inc.................................        2,313         48,573
  *Glacier Water Services, Inc.........................        1,200         36,150
  Gleason Corp.........................................        6,000        155,625
  *Glenayre Technologies, Inc..........................        5,700         62,344
  *Gliatech, Inc.......................................        6,700         72,025
  *Global Direct Mail Corp.............................       18,900        340,200
  *Global Industrial Technologies, Inc.................       16,800        300,300
  *Global Motorsport Group, Inc........................        2,600         35,913
  *Global Payment Technologies, Inc....................        3,300         33,000
  *Global Village Communication, Inc...................        8,900         17,522
  *Globalink, Inc......................................        2,700          8,438
  *Globe Business Resources, Inc.......................        2,700         56,194
  *Go Video, Inc.......................................        6,100         14,869
  *Golden Books Family Entertainment, Inc..............       18,500        174,594
  Golden Enterprises, Inc..............................        7,800         55,331
  *Good Guys, Inc......................................        8,200         67,650
  GoodMark Foods, Inc..................................        6,300        106,313
  *Goodys Family Clothing..............................        9,700        322,525
  Gorman-Rupp Co.......................................        5,175         97,031
  *Gottschalks, Inc....................................        5,200         44,525
  *Government Technology Services, Inc.................        3,200         17,000
  Graco, Inc...........................................       10,200        364,650
  *Gradco Systems, Inc.................................        3,900         31,688
  *Graham Corp.........................................        1,000         21,000
  *Graham-Field Health Products, Inc...................       13,400        200,163
  *Grand Casinos, Inc..................................       25,100        329,438
  Grand Premier Financial, Inc.........................        2,901         41,067
  Granite Construction, Inc............................       11,000        251,625
  Granite State Bankshares, Inc........................        1,200         26,775
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Gray Communications Systems, Inc.....................        1,600   $     44,100
  Great Financial Corp.................................        8,300        402,031
  Great Southern Bancorp, Inc..........................        4,200         93,188
  *Great Train Store Co., Inc..........................        1,600         11,200
  *Greate Bay Casino Corp..............................        4,467          4,607
  Greater Bay Bancorp..................................          879         45,433
  Green (A.P.) Industries, Inc.........................       11,100        129,038
  *Green Mountain Coffee, Inc..........................        1,700         13,281
  Green Mountain Power Corp............................        2,500         44,688
  *Greenbriar Corp.....................................        3,960         73,755
  Greenbrier Companies, Inc............................        7,400        126,725
  Grey Advertising, Inc................................          200         72,000
  *Greyhound Lines, Inc................................       41,100        161,831
  *Griffin Land & Nurseries, Inc. Class A..............        2,200         33,275
  *Griffon Corp........................................       51,500        801,469
  *Grist Mill & Co.....................................        3,400         31,663
  *Gristede's Sloans, Inc..............................        1,200          2,700
  *Group 1 Software, Inc...............................        3,000         25,500
  *Group Technologies Corp.............................        8,000         25,500
  *Grow Biz International, Inc.........................        2,900         35,163
  *Grubb & Ellis Co....................................       14,300        177,856
  *Gryphon Holdings, Inc...............................        2,800         46,025
  Guarantee Life Companies, Inc........................        4,600        115,288
  Guaranty National Corp...............................        9,007        323,126
  *Guest Supply, Inc...................................        3,100         42,625
  Guilford Mills, Inc..................................       15,350        388,547
  *Guilford Pharmaceuticals, Inc.......................       10,400        234,650
  *Gulfmark Offshore, Inc..............................        3,000        100,875
  *Gulfsouth Medical Supply, Inc.......................       10,200        334,688
  *Gull Laboratories, Inc..............................        2,900         29,906
  *Gundle/SLT Environmental, Inc.......................       13,700         67,644
  *Gymboree Corp.......................................       18,600        537,656
  HCC Insurance Holdings, Inc..........................        3,400         63,750
  *HCIA, Inc...........................................        6,300         75,797
  *HD Vest, Inc........................................        2,200         11,825
  *HEI, Inc............................................        2,000          8,875
  HF Financial Corp....................................        1,200         30,600
  *HMI Industries, Inc.................................        5,400         30,375
  *HMN Financial, Inc..................................        2,200         57,063
  *HMT Technology Corp.................................       28,000        367,500
  *HNC Software, Inc...................................        9,800        308,088
  *HPR, Inc............................................        2,000         53,188
  *HPSC, Inc...........................................        1,800         10,575
  *HS Resources, Inc...................................       10,200        162,563
  HUBCO, Inc...........................................       13,287        460,478
  *Ha-Lo Industries, Inc...............................       12,100        307,794
  Hach Co..............................................        5,725         60,828
  Hach Co. Class A.....................................        5,725         53,851
  *Hadco Corp..........................................        6,500        402,797
  *Haemonetics Corp....................................       21,100        309,906
  Haggar Corp..........................................        4,300         68,263
  *Hahn Automotive Warehouse, Inc......................        2,163         13,789
  *Hain Food Group, Inc................................        5,300         53,331
  Halifax Corp.........................................        1,000         11,000
  *#Halsey Drug Co., Inc...............................       11,200         23,800
  *Hammons (John Q.) Hotels, Inc. Class A..............        3,200         27,600
  *Hampshire Group, Ltd................................        1,400         26,600
  *Hampton Industries, Inc.............................        1,900         16,388
  Hancock Fabrics, Inc.................................       12,900        182,213
  Hancock Holding Co...................................        5,080        298,450

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Handleman Co........................................       25,600   $    171,200
  Handy & Harman.......................................        7,200        161,100
  *Hanger Orthopedic Group, Inc........................        7,500         92,813
  *Harbinger Corp......................................       11,400        346,275
  *Harbor Federal Bancorp, Inc.........................          700         14,963
  *Harcor Energy, Inc..................................       12,000         35,625
  *Harding Lawson Associates Group, Inc................        5,000         47,813
  Hardinge Brothers, Inc...............................        2,600         95,550
  *#Harken Energy Corp.................................       90,100        501,181
  #Harland (John H.) Co................................       20,000        413,750
  Harleysville Group, Inc..............................       16,200        379,688
  Harleysville National Corp PA........................        2,335         86,103
  Harmon Industries, Inc...............................        3,400         89,888
  *Harmonic Lightwaves, Inc............................        9,100        117,731
  *Harolds Stores, Inc.................................        2,199         15,118
  *Harris & Harris Group, Inc..........................        4,100         14,606
  Harris Financial, Inc................................       11,800        225,675
  *#Harry's Farmers Market, Inc. Class A...............        2,100          4,397
  *Hartmarx Corp.......................................       22,600        183,625
  *Harvey Entertainment Co.............................        2,000         28,250
  Harvey's Casino Resorts..............................        5,900        116,894
  Haskel International, Inc............................        1,900         22,978
  Hastings Manufacturing Co............................          350         14,350
  *Hathaway Corp.......................................        2,600          7,475
  *Hauser, Inc.........................................        6,400         42,800
  Haven Bancorp, Inc...................................        2,200         94,600
  Haverty Furniture Co., Inc...........................        4,400         56,513
  Haverty Furniture Co., Inc. Class A..................          200          2,500
  *Hawaiian Airlines, Inc..............................       24,100         96,400
  Hawkins Chemical, Inc................................        5,145         53,058
  *Hawthorne Financial Corp............................        1,300         27,219
  *Hays Wheels International, Inc......................        7,960        237,556
  *Health Management Systems, Inc......................       13,300         82,294
  *Health Power, Inc...................................        1,900         14,725
  *Health Professionals, Inc...........................        1,250            820
  *Health Risk Management, Inc.........................        1,600         17,200
  *Health Systems Design Corp..........................        2,600         32,338
  *Health-Chem Corp....................................        4,789          2,993
  *Healthcare Imaging Services, Inc....................        1,200          1,238
  *Healthcare Services Group, Inc......................        4,000         50,875
  *Healthcor Holdings..................................        3,000         13,875
  *Healthdyne Information Enterprises, Inc.............       10,100         18,306
  *Healthdyne Technologies, Inc........................        9,272        178,486
  Healthplan Services Corp.............................        9,130        176,323
  *Healthy Planet Products, Inc........................          700          2,581
  *Heartland Express, Inc..............................       14,976        353,808
  *#Heartland Wireless Communications, Inc.............        9,316         18,050
  *#Heartport, Inc.....................................       14,800        333,925
  *Heartstream, Inc....................................        6,300         76,781
  *Hecla Mining Co.....................................       38,600        190,588
  *Hector Communications Corp..........................        1,200         10,875
  Heico Corp...........................................        2,080         70,200
  Heilig-Meyers Co.....................................        8,000        103,500
  *Hein-Werner Corp....................................        2,161         15,262
  *Heist (C.H.) Corp...................................        2,100         14,503
  Helix Technology Corp................................       29,600        699,300
  *Hello Direct, Inc...................................        5,000         36,250
  *Hemasure, Inc.......................................        6,600          6,703
  Henry Jack & Associates, Inc.........................       10,900        273,863
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Herbalife International, Inc.........................       18,300   $    359,138
  Heritage Financial Services, Inc.....................        7,400        189,625
  *Hexcel Corp.........................................          100          2,531
  *Hf Bancorp, Inc.....................................        2,500         41,406
  *Hi-Lo Automotive, Inc...............................        6,500         17,875
  *Hi-Shear Industries, Inc............................          500          1,235
  *Hi-Shear Technology Corp............................        2,400         18,900
  *Hi-Tech Pharmacal, Inc..............................        2,200         11,138
  *Hibbett Sporting Goods, Inc.........................        2,000         54,625
  *High Plains Corp....................................       11,900         37,559
  *Highlands Insurance Group, Inc......................        6,600        185,625
  *#Highway Master Communications, Inc.................       19,900        130,594
  Hilb Rogal Hamilton Co...............................        7,900        151,088
  Hilite Industries, Inc...............................        1,900         13,063
  *Hirsch International Corp. Class A..................        4,000         78,875
  Hoenig Group, Inc....................................        5,400         30,713
  *Holiday RV Superstores, Inc.........................        3,000          4,688
  Holly Corp...........................................        5,100        137,700
  *Hollywood Casino Corp. Class A......................       18,600         45,919
  *Hollywood Entertainment Corp........................       32,100        276,361
  *Hollywood Park, Inc.................................        3,500         67,594
  *Hologic, Inc........................................        7,800        202,800
  *Holopak Technologies, Inc...........................        2,500          8,750
  *Holophane Corp......................................        5,950        138,338
  Home Federal Bancorp.................................        2,025         54,675
  *Home Health Corp. of America........................        2,500         23,438
  Home Port Bancorp, Inc...............................          600         14,175
  *Home Products International, Inc....................        5,100         57,056
  *Home State Holdings, Inc............................        3,700            577
  *Homebase, Inc.......................................       14,750        123,992
  *Homecorp, Inc.......................................          300          7,538
  *Homeowners Group, Inc...............................        1,700          1,408
  *Hondo Oil and Gas Co................................       10,500         82,688
  Hooper Holmes, Inc...................................        8,300        131,763
  Horizon Bancorp, Inc.................................          400         11,000
  Horizon Financial Corp...............................        3,953         65,966
  *Hospital Staffing Services, Inc.....................        2,390          2,241
  *Host Marriott Services Corp.........................       14,800        218,300
  *Housecall Medical Resources, Inc....................        8,200         26,394
  *Hovnanian Enterprises, Inc. Class A.................       10,600         77,513
  *Hovnanian Enterprises, Inc. Class B.................        1,150          8,409
  #Howell Corp.........................................        1,900         36,931
  *Howtek, Inc.........................................        3,600          6,075
  Hudson Chartered Bancorp, Inc........................        2,850         61,275
  Hudson Foods, Inc. Class A...........................       16,800        318,150
  Hudson General Corp..................................          400         19,400
  *#Hudson Technologies, Inc...........................        2,200         10,244
  Huffy Corp...........................................        8,000        120,500
  Hughes Supply, Inc...................................       10,600        347,150
  *Hugoton Energy Corp.................................       16,900        161,606
  *Human Genome Sciences, Inc..........................        2,100         85,838
  Hunt (J.B.) Transport Services, Inc..................       19,700        321,356
  Hunt Corp............................................        6,600        141,900
  Huntco, Inc. Class A.................................        2,600         32,825
  *Hurco Companies, Inc................................        3,300         27,844
  *#Hutchinson Technology, Inc.........................       11,700        278,606
  *#Hvide Marine, Inc. Class A.........................        3,000         84,938
  *Hycor Biomedical, Inc...............................        5,600         11,900
  *Hyde Athletic Industries, Inc. Class A..............        1,000          4,594

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Hyde Athletic Industries, Inc. Class B..............        1,500   $      7,500
  Hydron Technologies, Inc.............................        9,000          5,484
  *Hyperion Software Corp..............................       10,500        452,484
  *#I-Stat Corp........................................        6,600        122,306
  IBS Financial Corp...................................        6,000        104,063
  *ICC Technologies, Inc...............................       14,900         47,959
  *ICF Kaiser International, Inc.......................       17,900         38,038
  *#ICG Communications, Inc............................       12,900        300,328
  ICO, Inc.............................................       12,620         76,903
  *ICOS Corp...........................................       28,200        390,394
  *ICU Medical, Inc....................................        4,500         49,219
  *IDEC Pharmaceuticals Corp...........................       13,100        458,091
  *IDEXX Laboratories, Inc.............................       25,700        411,200
  *#IDM Environmental Corp.............................        6,900         42,694
  *#IDT Corp...........................................       16,000        344,500
  *IEC Electronics Corp................................        6,700        103,013
  IFR Systems, Inc.....................................        3,700        111,925
  *IGEN, Inc...........................................        8,200        119,413
  *IGI, Inc............................................        6,200         26,738
  *IHOP Corp...........................................        4,700        160,681
  *II-VI, Inc..........................................        3,200         78,600
  *ILC Technology, Inc.................................        1,800         26,100
  IMCO Recycling, Inc..................................        7,500        118,125
  *IMP, Inc............................................       13,200         13,406
  *IPC Information Systems, Inc........................        6,400        117,200
  *IQ Software Corp....................................        2,300         17,969
  ISB Financial Corp. LA...............................        4,100        105,831
  *ITC Learning Corp...................................        2,800         12,425
  *ITEQ, Inc...........................................       15,187        178,922
  *ITI Technologies, Inc...............................        4,500        112,219
  *ITLA Capital Corp...................................        3,100         55,606
  *ITT Educational Services, Inc.......................       16,050        337,050
  *#IVI Publishing, Inc................................        3,800         11,519
  *Ibah, Inc...........................................       17,700         60,291
  *Ibis Technology Corp................................        3,100         28,675
  *Identix, Inc........................................       17,100        171,000
  *Ikos Systems, Inc...................................        6,100         48,991
  *#Illinois Superconductor Corp.......................        2,300          7,116
  *Image Entertainment, Inc............................        8,900         35,600
  *Imagyn Medical Technologies, Inc....................       16,700         50,883
  *Imatron, Inc........................................       53,300        183,219
  *Imclone Systems, Inc................................       16,900        113,019
  *Immucor, Inc........................................        4,000         39,250
  *Immulogic Pharmaceutical Corp.......................       16,200         36,956
  *Immune Response Corp. DE............................       13,600        159,800
  *Immunogen, Inc......................................        8,500          8,367
  *Immunomedics, Inc...................................       25,300        121,756
  *#Imnet Systems, Inc.................................        8,300        136,431
  *Impact Systems, Inc.................................        4,000          7,313
  *Impath, Inc.........................................        2,400         67,500
  *Impco Technologies, Inc.............................        3,400         38,675
  *Imperial Credit Industries, Inc.....................        9,150        217,598
  #Imperial Holly Corp.................................        9,100         98,394
  *In Focus Systems, Inc...............................        6,500        214,094
  *In Home Health, Inc.................................        6,400          7,100
  *#Inacom Corp........................................        9,300        263,888
  *Incontrol, Inc......................................       10,300         81,434
  *Incyte Pharmaceuticals, Inc.........................       10,200        418,200
  *Indenet, Inc........................................       14,900         32,827
  Independence Holding Co..............................        2,500         30,625
  Independent Bank Corp. MA............................       12,100        197,381
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Independent Bank East................................        1,735   $     55,845
  Indiana Energy, Inc..................................       13,500        379,688
  *Individual Investor Group, Inc......................        1,600         11,550
  *Individual, Inc.....................................       12,700         45,442
  Industrial Acoustics Co., Inc........................          200          2,225
  Industrial Bancorp, Inc..............................          500          9,000
  *#Industrial Holdings, Inc...........................        3,600         48,375
  Industrial Scientific Corp...........................          700         15,400
  *Inference Corp. Class A.............................        6,400         32,800
  *Infinity Financial Technology, Inc..................        2,000         34,000
  *Infinium Software, Inc..............................        6,000         77,625
  *Infonautics Corp. Class A...........................        4,700         12,191
  *Information Resource Engineering, Inc...............        2,700         21,938
  *Information Resources, Inc..........................       24,900        373,500
  *Information Storage Devices, Inc....................        7,500         52,969
  *Infu-tech, Inc......................................          800          4,600
  Ingles Market, Inc. Class A..........................        4,900         65,538
  *Inhale Therapeutic Systems..........................        8,300        258,338
  *Innerdyne, Inc......................................       17,300         58,928
  *Innodata Corp.......................................        1,800          1,491
  *Innoserv Technologies, Inc..........................          200            481
  *Innovative Gaming Corp. of America..................        3,200          9,700
  #Innovex, Inc........................................        8,700        201,731
  *Insight Enterprises, Inc............................        5,150        200,850
  *Insignia Financial Group, Inc. Class A..............       15,200        300,200
  *Insilco Corp........................................        5,700        203,063
  *Insite Vision, Inc..................................        9,800         34,913
  Insituform East, Inc.................................        1,700          4,569
  *Insituform Technologies, Inc. Class A...............       17,710        157,176
  *Inso Corp...........................................       10,000        107,500
  Insteel Industries, Inc..............................        4,300         32,250
  Instron Corp.........................................        9,600        163,200
  *Insurance Auto Auctions, Inc........................        6,800         72,250
  *Integra Lifesciences Corp...........................       15,500         49,891
  *Integramed America, Inc.............................        3,600          6,919
  *Integrated Circuit Systems, Inc.....................        8,300        232,919
  Integrated Health Services, Inc......................        9,115        277,438
  *Integrated Measurement System, Inc..................        4,600         83,950
  *Integrated Orthopedics, Inc.........................        2,600         21,775
  *Integrated Packaging Assembly Corp..................       10,200         11,475
  *#Integrated Process Equipment Corp..................        9,900        212,850
  *Integrated Silicon Solution, Inc....................       12,400        122,450
  *Integrated Systems Consulting Group, Inc............        4,700         48,175
  *Integrated Systems, Inc.............................       13,900        215,016
  *Intellicall, Inc....................................        5,600         30,800
  *Intellidata Technologies Corp.......................       13,700         29,541
  *Intelligent Electronics, Inc........................       26,228        135,238
  *Intelligent Systems Corp............................        2,200         11,550
  *Inter-Tel, Inc......................................       15,600        328,575
  Intercargo Corp......................................        3,800         51,300
  Interchange Financial Services Corp. Saddle Brook....        2,580         73,530
  *Interdigital Communications Corp....................       28,900        124,631
  *Interface Systems, Inc..............................        3,400         10,200
  Interface, Inc. Class A..............................       11,700        347,709
  *Interferon Sciences, Inc............................        7,375         68,910
  *Intergraph Corp.....................................       33,500        350,703

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Interlake Corp......................................       17,000   $     77,563
  *Interleaf, Inc......................................       13,100         48,306
  *Interlink Electronics...............................        2,200         16,363
  *Interlinq Software Corp.............................        2,900         12,325
  *Interlott Technologies, Inc.........................        1,600         12,900
  *Intermagnetics General Corp.........................        7,554         67,514
  *#Intermedia Communications of Florida, Inc..........        9,800        484,488
  Intermet Corp........................................       17,600        323,400
  *International Alliance Services, Inc................        8,200        118,388
  International Aluminum Corp..........................        2,100         65,100
  *International Dairy Queen, Inc. Class A.............        6,900        182,634
  *International Microcomputer Software, Inc...........        2,600         41,113
  International Multifoods Corp........................       12,700        341,313
  *International Rectifier Corp........................       28,800        406,800
  *International Remote Imaging Systems, Inc...........        3,000         12,000
  International Shipholding Corp.......................        3,375         60,539
  *International Technology Corp.......................        7,325         60,431
  *International Thoroughbred Breeders, Inc............        5,800         20,300
  *Interneuron Pharmaceuticals, Inc....................       20,500        245,359
  *Interphase Corp.....................................        2,700         17,466
  Interpool, Inc.......................................       17,550        244,603
  *Interpore International.............................        3,500         24,938
  Interra Financial, Inc...............................        8,600        474,613
  *Intersolv, Inc......................................       12,300        196,416
  Interstate Johnson Lane, Inc.........................        2,300         59,513
  *Interstate National Dealers Services, Inc...........        2,000         18,813
  Interstate Power Co..................................        2,400         79,650
  *Intertan, Inc.......................................        5,700         32,419
  *Intervisual Books, Inc. Class A.....................        1,000          2,563
  *Intervoice, Inc.....................................       11,300        110,528
  Interwest Bancorp....................................        3,900        151,369
  *Intevac, Inc........................................        8,000         80,000
  Invacare Corp........................................       16,900        392,925
  *Investment Technology Group, Inc....................       11,500        336,375
  Investors Financial Services Corp....................        3,099        130,933
  Investors Title Co...................................        1,400         30,625
  *#Invision Technologies, Inc.........................        5,600         42,000
  *Invivo Corp.........................................        1,600         13,900
  *Ion Laser Technology, Inc...........................        2,900          9,244
  *Ionics, Inc.........................................        8,000        295,000
  *Iridex Corp.........................................        3,800         37,288
  Iroquois Bancorp.....................................          400         10,100
  Irwin Financial Corp.................................        6,800        276,250
  Isco, Inc............................................       38,935        357,715
  *#Isis Pharmaceuticals, Inc..........................       15,800        233,050
  *Isolyser Co., Inc...................................       32,010         96,030
  *#Itron, Inc.........................................        8,100        146,306
  *Iwerks Entertainment, Inc...........................        9,824         36,226
  *J & J Snack Foods Corp..............................        4,400         71,500
  J & L Specialty Steel, Inc...........................       26,500        257,547
  *J. Alexander's Corp.................................        2,000         10,875
  *JDA Software Group, Inc.............................        9,100        280,109
  JLG Industries, Inc..................................       39,300        503,531
  *#JMAR Industries, Inc...............................       10,100         35,508
  *#JP Foodservice, Inc................................        8,100        238,444
  *JPE, Inc............................................        2,800         16,100
                                                               SHARES        VALUE+
                                                         ------------  ------------

  JSB Financial, Inc...................................        5,000   $    233,125
  *Jackpot Enterprises, Inc............................        4,700         56,988
  Jacksonville Bancorp, Inc............................        1,600         30,500
  *Jaclyn, Inc.........................................        1,000          4,375
  *Jaco Electronics, Inc...............................        1,973         13,318
  *Jacobs Engineering Group, Inc.......................       12,800        338,400
  *Jacobson Stores, Inc................................        2,900         31,900
  *Jalate, Ltd.........................................        1,000          1,938
  *Jan Bell Marketing, Inc.............................       14,300         40,219
  *Jason, Inc..........................................       10,087         77,544
  *Jayhawk Acceptance Corp.............................        1,000          1,500
  *Jean Philippe Fragrances, Inc.......................        5,150         39,913
  Jeffbanks, Inc.......................................        1,706         66,001
  Jefferies Group, Inc.................................        6,000        425,250
  Jefferson Savings Bancorp, Inc.......................        1,600         68,600
  *Jennifer Convertibles, Inc..........................        1,300          3,251
  *Jerry's Famous Deli, Inc............................        7,400         20,234
  John Alden Financial Corp............................       15,400        414,838
  *Johnson Worldwide Associates, Inc. Class A..........        6,700        112,225
  Johnston Industries, Inc.............................        6,000         31,125
  *Johnstown American Industries, Inc..................        5,800         61,263
  *Jones Intercable, Inc...............................        2,300         30,188
  *Jones Intercable, Inc. Class A......................       18,400        254,150
  *Jos. A. Bank Clothiers, Inc.........................        5,400         37,800
  *#Jumbosports, Inc...................................       18,000         52,875
  Juno Lighting, Inc...................................       11,100        212,288
  *Just for Feet, Inc..................................       19,200        324,600
  *Just Toys, Inc......................................        1,600          1,750
  Justin Industries, Inc...............................       20,200        296,688
  *K & G Men's Center, Inc.............................        6,000        114,375
  K Swiss, Inc. Class A................................        1,600         26,500
  *K-Tel International, Inc............................          600          4,388
  *K-Tron International, Inc...........................        6,200        109,275
  *K-V Pharmaceutical Co. Class A......................        4,400         96,250
  *K-V Pharmaceutical Co. Class B......................        1,800         39,713
  K2, Inc..............................................        9,100        250,250
  KCS Energy, Inc......................................       17,600        418,000
  *#KFX, Inc...........................................        4,000         12,500
  *KLLM Transport Services, Inc........................        1,600         20,300
  *KTI, Inc............................................        4,100         65,600
  *KVH Industries, Inc.................................        2,400         15,300
  *Kaiser Ventures, Inc................................        9,700        130,950
  Kaman Corp. Class A..................................       12,700        232,569
  *Kaneb Services, Inc.................................       25,300        128,081
  *Karrington Health, Inc..............................        3,500         40,688
  Katy Industries, Inc.................................        4,100         71,750
  *Katz Digital Technologies, Inc......................        1,800          6,919
  Kaye Group, Inc......................................        3,000         20,250
  Keithley Instruments, Inc............................        1,000         10,625
  *Kelley Oil & Gas Corp...............................       69,600        206,625
  Kellwood Co..........................................       10,600        363,713
  *Kensey Nash Corp....................................          600         10,125
  *Kentucky Electric Steel, Inc........................        1,800         12,825
  Kentucky First Bancorp, Inc..........................          200          2,900
  Kewaunee Scientific Corp.............................        1,500         17,719
  *Key Energy Group, Inc...............................        9,000        218,813
  *Key Production Co., Inc.............................        6,900         73,744
  *Key Technology, Inc.................................        2,300         29,038
  *Key Tronic Corp.....................................       13,000         72,313
  *Keystone Consolidated Industries, Inc...............        5,400         68,850

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Keystone Heritage Group, Inc.........................        1,600   $     85,600
  Kimball International, Inc. Class B..................        5,900        236,922
  *Kimmins Corp........................................        3,400         16,150
  *Kinark Corp.........................................        3,000          9,750
  *Kinnard Investment, Inc.............................        3,100         18,309
  *Kirby Corp..........................................       14,600        271,013
  *Kit Manufacturing Co................................          300          2,625
  Klamath First Bancorp, Inc...........................        6,100        131,531
  Knape & Vogt Manufacturing Co........................        2,900         57,275
  *Knickerbocker (L.L.) Co., Inc.......................        5,000         35,000
  *Knight Transportation, Inc..........................        5,000        137,188
  *Koala Corp..........................................        1,200         18,975
  Kollmorgen Corp......................................        5,900        103,250
  *Koo Koo Roo, Inc....................................       21,564         74,463
  *Kopin Corp..........................................        6,300        133,875
  *Koss Corp...........................................        1,600         22,000
  *Kronos, Inc.........................................        4,100        127,100
  *Krug International Corp.............................        1,048          6,616
  Kuhlman Corp.........................................        9,699        342,496
  *Kulicke & Soffa Industries, Inc.....................       11,600        320,813
  *#L.A. Gear, Inc.....................................       12,600          5,513
  LCS Industries, Inc..................................        1,700         30,175
  LSB Bancshares, Inc. NC..............................        2,525         66,597
  LSB Industries, Inc..................................        6,000         26,250
  LSI Industries, Inc..................................        5,767         99,841
  *LTX Corp............................................       21,300        118,481
  *LXR Biotechnology, Inc..............................        8,000         14,500
  *La Jolla Pharmceutical Co...........................       13,800         67,706
  La-Z-Boy, Inc........................................       13,100        563,300
  *LaBarge, Inc........................................        8,600         38,700
  LaCrosse Footwear, Inc...............................        3,000         42,375
  Lab Holdings, Inc....................................        3,500         82,578
  #Labone, Inc.........................................        7,900        131,831
  *Labor Ready, Inc....................................        9,250        207,547
  *#Laboratory Corp. of America Holdings, Inc..........       42,500         87,656
  Laclede Gas Co.......................................       10,500        271,031
  *Laclede Steel Co....................................        2,700         12,656
  *Ladd Furniture, Inc.................................        3,666         56,136
  *#Laidlaw Environmental Services, Inc................       36,200        162,900
  *Lakeland Industries, Inc............................        1,000          7,563
  Lakeview Financial Corp..............................        1,400         34,563
  *Lamson & Sessions Co................................       10,200         66,300
  Lance, Inc...........................................       16,600        422,781
  *Lancer Corp.........................................        8,100        100,238
  *Lancit Media Productions, Ltd.......................        3,300          8,147
  *Landair Services, Inc...............................        2,900         80,113
  Landauer, Inc........................................        4,100        109,675
  *Landec Corp.........................................        4,600         21,850
  *Landrys Seafood Restaurants, Inc....................       14,518        409,226
  *Landstar Systems, Inc...............................        7,600        197,125
  *Lanvision Systems, Inc..............................        2,200         13,475
  *Larson Davis, Inc...................................        5,800         26,644
  *Lasermaster Technologies, Inc.......................        7,120         30,928
  *Laserscope..........................................        9,700         51,531
  *#LaserSight Corporation.............................        5,600         19,250
  Lawson Products, Inc.................................        5,800        172,913
  Lawter International, Inc............................       24,800        285,200
  Lawyers Title Corp...................................        6,400        203,200
  *Layne Christensen Co................................        5,100         88,931
  *Lazare Kaplan International, Inc....................        5,100         72,994
  *Learning Co., Inc...................................       25,100        454,938
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Learning Tree International, Inc....................       11,000   $    271,563
  Learonal, Inc........................................        6,450        170,925
  *Leasing Solutions, Inc..............................        4,100         98,144
  *Lechters, Inc.......................................       12,600         71,663
  *Lectec Corp.........................................        1,902          9,986
  *Legato Systems, Inc.................................       14,600        556,625
  Lennar Corp..........................................        2,276         47,512
  Lesco, Inc...........................................        6,725        143,116
  *Leslie Building Products, Inc.......................        3,200          6,101
  *Level 8 Systems, Inc................................        4,200         61,688
  *Level One Communications, Inc.......................        9,750        408,891
  *#Levitz Furniture, Inc..............................       14,200          6,213
  *Lexford, Inc........................................        2,700         82,856
  Libbey, Inc..........................................        8,500        335,750
  Liberty Homes, Inc. Class A..........................          200          2,050
  *Liberty Technologies, Inc...........................        3,000          8,438
  *Lidak Pharmaceuticals Class A.......................       18,300         39,173
  Life Bancorp, Inc....................................        6,900        213,900
  *#Life Medical Sciences, Inc.........................        8,900         45,334
  *Life Quest Medical, Inc.............................        1,000          4,563
  Life Re Corp.........................................        6,800        388,450
  Life Technologies, Inc...............................       11,500        347,156
  *Life USA Holdings, Inc..............................       12,800        214,800
  *Lifecore Biomedical, Inc............................        7,300        141,894
  *Lifeline Systems, Inc...............................        2,800         62,650
  Lifetime Hoan Corp...................................        6,262         63,794
  *Ligand Pharmaceuticals, Inc. Class B................       17,979        232,615
  Lillian Vernon Corp..................................        4,900         68,294
  Lilly Industry, Inc. Class A.........................       13,500        248,063
  *Lindal Cedar Homes, Inc.............................        4,482         18,208
  Lindberg Corp........................................        8,200        118,900
  Lindsay Manufacturer Co..............................        4,800        194,700
  *Liposome Co., Inc...................................       26,100        155,784
  Liqui Box Corp.......................................        2,500         92,813
  Litchfield Financial Corp............................        2,600         51,513
  *Littlefield, Adams & Co.............................          900            310
  *Littlefuse, Inc.....................................       16,000        440,000
  *Liuski International, Inc...........................        1,800          1,688
  *Lodgenet Entertainment Corp.........................        7,200         90,900
  *Loehmanns, Inc......................................        5,800         38,063
  *Logans Roadhouse, Inc...............................        4,600         82,369
  *#Logic Devices, Inc.................................        2,400          6,750
  *Logic Works, Inc....................................        4,500         37,688
  *Lojack Corp.........................................       11,400        158,531
  Lomak Petroleum, Inc.................................       11,400        198,075
  Lone Star Industries, Inc............................        4,800        250,200
  *Lone Star Steakhouse Saloon.........................        9,900        185,006
  *Lone Star Technologies, Inc.........................       11,500        333,500
  *Loronix Information Systems, Inc....................        2,200          4,538
  *Louis Dreyfus Natural Gas Corp......................       24,052        497,576
  Luby's Cafeterias, Inc...............................       16,400        323,900
  Lufkin Industries, Inc...............................        3,300        117,150
  Lukens, Inc. DE......................................       13,400        224,450
  *Lumisy, Inc.........................................        2,800         17,325
  *Lunar Corp..........................................        8,150        184,903
  *Lund International Holdings, Inc....................        2,200         28,463
  *#Luria (L.) & Son, Inc..............................        2,500             36
  *Lydall, Inc. DE.....................................        8,500        172,125
  *Lynch Corp..........................................        2,200        189,200
  *M-Wave, Inc.........................................        1,500          6,281
  *#M.H. Meyerson & Co., Inc...........................        2,500         13,438

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  M/A/R/C, Inc.........................................        1,527   $     29,204
  MAF Bancorp, Inc.....................................       11,900        388,238
  *MAI Systems Corp....................................        4,700         16,156
  #MDC Holdings, Inc...................................       15,000        165,938
  MDU Resources Group, Inc.............................       12,400        370,450
  *MFRI, Inc...........................................        1,700         16,575
  *MGI Pharma, Inc.....................................       11,400         48,806
  *MI Schottenstein Homes, Inc.........................        4,500         66,656
  *MK Gold Corp........................................        7,800         11,578
  ML Bancorp, Inc......................................        5,100        147,741
  *MLX Corp............................................        1,000         19,500
  MMI Companies, Inc...................................        7,100        171,288
  *MRS Technology, Inc.................................        3,300          3,403
  *MRV Communications, Inc.............................       13,700        385,313
  *MS Carriers, Inc....................................        8,900        214,713
  *MSC Industrial Direct Co., Inc. Class A.............        6,600        256,575
  *MTI Technology Corp.................................        5,900         80,756
  MTS Systems Corp.....................................        4,200        160,388
  *#MVSI, Inc..........................................        5,000         28,906
  MYR Group, Inc.......................................        1,200         26,775
  MacDermid, Inc.......................................        4,100        291,869
  *MacFrugals Bargain Close-outs, Inc..................       13,100        561,663
  *Macheezmo Mouse Restaurants, Inc....................        1,500            587
  *MacNeal-Schwendler Corp.............................        6,700         68,256
  *Macromedia, Inc.....................................       24,600        247,153
  *Madden (Steven), Ltd................................          600          4,200
  Madison Gas & Electric Co............................        8,150        164,528
  *Magainin Pharmaceuticals, Inc.......................       14,900        120,597
  *Magellan Health Services, Inc.......................        6,000        142,875
  *Magnetek, Inc.......................................       16,300        340,263
  *#Magnum Hunter Resources, Inc.......................       10,900         62,675
  *Mail-Well, Inc......................................        2,100         68,513
  *Main Street & Main, Inc.............................        3,550         10,317
  Maine Public Service Co..............................          700          8,838
  Mainstreet Bankgroup, Inc............................        8,000        220,000
  *Mallon Resources Corp...............................        2,200         22,000
  *Managed Care Solutions, Inc.........................        2,366          6,507
  *Manatron, Inc.......................................        1,102          2,152
  *Manhattan Bagel Co., Inc............................        3,700          5,030
  Manitowoc Co., Inc...................................        8,700        289,819
  *Manugistic Group, Inc...............................       10,800        377,663
  *Mapics, Inc.........................................        8,400         91,875
  *Mapinfo Corp........................................        4,800         64,800
  *Marcam Solutions, Inc...............................        2,700         23,456
  Marcus Corp..........................................       11,450        323,463
  *Marine Drilling Companies, Inc......................        1,000         22,781
  *Mariner Health Group, Inc...........................       20,300        294,984
  *Marisa Christina, Inc...............................        6,700         31,825
  Maritrans, Inc.......................................        7,700         69,300
  *Mark VII, Inc.......................................        3,600         64,800
  *Markel Corp.........................................        2,700        415,800
  *Marker International................................        8,100         37,969
  *Marlton Technologies, Inc...........................        2,200         14,575
  *Marquette Medical Systems, Inc......................        8,800        199,100
  Marsh Supermarkets, Inc. Class A.....................        1,600         24,600
  Marsh Supermarkets, Inc. Class B.....................        1,900         28,619
  *Marshall Industries.................................        8,500        293,250
  *Martek Biosciences Corp.............................       10,200        113,794
  *Marten Transport, Ltd...............................        2,800         60,900
  *#Marvel Entertainment Group, Inc....................        1,000          1,375
  Maryland Federal Bancorp.............................        2,520         65,756
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Massbank Corp. Reading, MA...........................        1,333   $     59,735
  *Mastec, Inc.........................................        6,800        173,188
  *Mastering, Inc......................................       12,100        105,119
  *Matec Corp. DE......................................        1,100          4,538
  *Material Sciences Corp..............................       13,500        198,281
  *Mathsoft, Inc.......................................        6,300         20,672
  *Matlack Systems, Inc................................        7,500         65,156
  *Matria Healthcare, Inc..............................       16,300         85,575
  *Matrix Pharmaceutical, Inc..........................       16,600         58,619
  *Matrix Service Co...................................        7,500         60,000
  Matthews International Corp. Class A.................        3,400        142,163
  *Matthews Studio Equipment Group.....................        6,200         24,800
  *Mattson Technology, Inc.............................        8,400         82,163
  *Maverick Tube Corp..................................        8,400        240,188
  *Max & Ermas Restaurants, Inc........................        2,037         12,477
  *Maxco, Inc..........................................        1,900         21,969
  *Maxicare Health Plans, Inc..........................       10,800        139,725
  *Maxim Group, Inc....................................       11,700        179,888
  *Maxwell Technologies, Inc...........................        2,900         76,941
  *Maxxam, Inc.........................................        5,200        242,125
  *Maxxim Medical, Inc.................................        6,600        144,375
  *May & Speh, Inc.....................................       12,600        168,525
  *Maynard Oil Co......................................        2,400         29,400
  *Mays (J.W.), Inc....................................          200          1,978
  *McClain Industries, Inc.............................          266          1,214
  McDonald & Co. Investment, Inc.......................        9,000        242,438
  McGrath Rent Corp....................................       10,500        231,328
  *McMoran Oil & Gas Co................................       11,200         36,750
  *McWhorter Technologies, Inc.........................        5,200        123,500
  #Meadowbrook Insurance Group, Inc....................        4,300        101,588
  *Measurement Specialties, Inc........................        1,400          5,688
  *Mecklermedia Corp...................................        4,200         92,663
  *#Mecon, Inc.........................................        5,400         36,619
  *Medalliance, Inc. Liquidating Trust Escrow..........        3,800              0
  *Medaphis Corp.......................................       56,300        283,259
  *Medar, Inc..........................................        4,400         23,788
  *Medarex, Inc........................................       13,900         81,663
  *#Medcath, Inc.......................................        6,700        113,063
  *Medco Research, Inc.................................        7,000        113,750
  Medford Savings Bank MA..............................        2,300         85,388
  *Media 100, Inc......................................        5,800         27,006
  *Media Arts Group, Inc...............................        8,800         97,350
  *Media Logic, Inc....................................        2,400          3,300
  *Medical Action Industries, Inc......................        3,200         11,500
  *Medical Assurance, Inc..............................       10,232        290,973
  *Medical Graphics Corp...............................        1,000          4,188
  *Medical Resources, Inc..............................       10,650         96,183
  *Medicalcontrol, Inc.................................        1,500          8,063
  *#Medicis Pharmaceutical Corp. Class A...............        7,000        301,875
  *Medicore, Inc.......................................        2,200          5,088
  *Medicus Systems Corp................................        3,200         23,400
  *Medimmune, Inc......................................       15,300        582,834
  *Mediq, Inc..........................................       11,600        118,175
  *Medplus, Inc........................................        3,000         28,594
  *Medquist Inc........................................        8,850        233,972
  *Medstone International, Inc.........................        4,800         47,700
  Medusa Corp..........................................        8,100        328,556
  *Mego Financial Corp.................................        3,600         16,425
  *Mego Mortgage Corp..................................        1,713         16,969

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Mens Warehouse, Inc.................................       13,200   $    464,063
  Mentor Corp. MN......................................       12,400        419,663
  *Mentor Graphics Corp................................       47,100        448,186
  Merchants Bancorp, Inc...............................        2,100         50,794
  Merchants Bancshares, Inc............................        2,700         75,600
  Merchants Group, Inc.................................        1,300         25,350
  Merchants New York Bancorp, Inc......................          800         22,875
  #Mercury Air Group, Inc..............................        3,700         21,391
  *Mercury Interactive Corp............................       14,000        341,250
  *Meridian Data, Inc..................................        7,100         29,953
  Meridian Diagnostics, Inc............................        8,600         91,644
  *Meridian Gold, Inc..................................       29,300         65,925
  Meridian Insurance Group, Inc........................        2,700         49,781
  *Meridian Medical Technology, Inc....................        2,400         21,000
  *Meridian Resource Corp..............................       18,540        198,146
  *#Merisel, Inc.......................................       11,900         56,153
  *Merit Medical Systems, Inc..........................        3,500         22,094
  *Merix Corp..........................................        2,400         35,850
  Merrill Corp.........................................        8,100        163,519
  Merrimac Industries, Inc.............................          600          8,475
  *Mesa Air Group, Inc.................................       22,100        122,931
  *Mesa Labs, Inc......................................        2,200         17,050
  *Mesaba Holdings, Inc................................        9,400        206,800
  *Mestek, Inc.........................................        4,200         74,813
  *Met-Coil Systems Corp...............................        1,000          3,157
  Met-Pro Corp.........................................       11,175        182,292
  *Metacreations Corp..................................       11,500        136,922
  *#Metal Management, Inc..............................        7,421        155,377
  *Metatec Corp. Class A...............................        5,300         26,500
  Methode Electronics, Inc. Class A....................       19,500        314,438
  Methode Electronics, Inc. Class B....................          500          8,875
  *Metra Biosystems, Inc...............................        6,000         22,688
  *#Metricom, Inc......................................       10,900        145,447
  *Metrocall, Inc......................................       17,564         92,760
  *Metrologic Instruments, Inc.........................        2,600         36,725
  *Metromedia International Group, Inc.................       12,000        117,000
  *Metrotrans Corp.....................................        1,600         17,900
  Metrowest Bank MA....................................        9,900         80,438
  *Michael Anthony Jewelers, Inc.......................        4,100         11,275
  Michael Foods, Inc...................................       12,891        284,005
  *Michaels Stores, Inc................................       18,200        586,381
  *Micrel, Inc.........................................        3,400        119,213
  *Micrion Corp........................................        2,000         43,313
  *#Micro Component Technology, Inc....................        3,000          7,406
  *Micro Linear Corp...................................        7,200         55,125
  *Micro Warehouse, Inc................................       22,700        333,406
  *Microage, Inc.......................................        9,250        186,734
  *Microdyne Corp......................................       10,300         74,353
  *Microfluidics International Corp....................        1,000          3,031
  *Micrografx, Inc.....................................        8,200         77,388
  *Microlog Corp.......................................        1,500         10,594
  *Micronics Computers, Inc............................       11,300         24,013
  *Microprose, Inc.....................................       18,700         89,409
  *Micros Systems, Inc.................................        4,000        208,750
  *Micros to Mainframes, Inc...........................        1,800          8,438
  *Microsemi Corp......................................        4,000         68,500
  *Microtest, Inc......................................        5,800         34,709
  *Microtouch Systems, Inc.............................        7,300        152,388
  *Microware Systems Corp..............................        6,700         28,056
  *Microwave Power Dynamics, Inc.......................        7,500         56,250
  Mid Am, Inc..........................................       13,866        285,120
  Mid America Banccorp.................................        5,347        161,770
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Mid Atlantic Medical Services, Inc..................       12,000   $    160,125
  *Midcom Communications, Inc..........................       13,000          6,094
  *Middleby Corp.......................................        3,400         34,956
  Middlesex Water Co...................................        2,300         43,556
  *Midisoft Corp.......................................        1,800          2,194
  Midland Co...........................................        1,100         66,481
  *Midwest Express Holdings, Inc.......................        1,050         35,766
  *Midwest Grain Products, Inc.........................        4,400         61,600
  Mikasa, Inc..........................................       10,700        142,444
  *Mikohn Gaming Corp..................................        6,400         53,000
  *Millennia, Inc......................................        1,100          4,950
  *Millennium Pharmaceuticals, Inc.....................       24,100        480,494
  *Miller Building Systems, Inc........................        1,600         13,500
  *Miller Industries, Inc..............................       40,200        391,950
  *Miltope Group, Inc..................................       11,000         37,813
  *Mindspring Enterprises, Inc.........................        4,500        131,344
  Mine Safety Appliances Co............................        1,900        129,675
  Minntech Corp........................................        3,700         43,013
  Minuteman International, Inc.........................        1,000         10,750
  *#Miravant Medical Technologies......................        6,200        289,463
  #Mississippi Chemical Corp...........................       16,642        324,519
  *Mitcham Industries, Inc.............................        6,200        173,988
  *Mity-Lite, Inc......................................        1,600         31,600
  *Mobile America Corp.................................        2,900         34,438
  Mobile Gas Service Corp..............................        2,000         77,750
  *Mobile Mini, Inc....................................        4,000         21,250
  *Mobile Telecommunications Technologies Corp.........       26,800        466,488
  Modern Controls, Inc.................................        6,450         75,384
  *Modtech, Inc........................................        3,500         72,625
  *Mohawk Industries, Inc..............................        8,400        254,625
  *Molecular Biosystems, Inc...........................       10,700        109,006
  *Molecular Devices Corp..............................        4,000         82,000
  *Molecular Dynamics, Inc.............................        5,200        105,625
  *#Molten Metal Technology, Inc.......................       15,800          4,938
  *Monaco Coach Corp...................................        2,100         53,025
  *Monaco Finance, Inc. Class A........................        2,300          2,444
  *Monarch Casino and Resort, Inc......................        5,800         30,450
  Monarch Machine Tool Co..............................        1,400         11,725
  *Mondavi (Robert) Corp. Class A......................        3,700        174,594
  *Moneygram Payment Systems, Inc......................       14,500        186,688
  *Monro Muffler Brake, Inc............................        3,944         56,942
  *Monroc, Inc.........................................        1,700         18,700
  Monterey Bay Bancorp, Inc............................        1,000         19,375
  *#Monterey Pasta Co..................................        3,400          4,781
  *Moog, Inc. Class A..................................        2,700         98,213
  *Moog, Inc. Class B..................................          600         22,050
  *Moore Medical Corp..................................        2,100         23,363
  *Moore Products Co...................................        2,200         79,475
  *Moovies, Inc........................................       11,200         14,000
  Morgan Keegan, Inc...................................       18,900        379,181
  *Morgan Products, Ltd................................        8,100         49,613
  Morrison Health Care, Inc............................        4,033         72,090
  *Morrison Knudsen Corp...............................       42,900        423,638
  Morrison Restaurants, Inc............................        3,025          9,453
  *#Morrow Snowboards, Inc.............................        1,000          2,688
  *Morton's Restaurant Group, Inc......................        3,200         72,000
  *Mosaix, Inc.........................................        8,000         73,000
  *Moscom Corp.........................................        3,400         23,588
  Mosinee Paper Corp...................................       10,600        318,663
  *#Mossimo, Inc.......................................       13,500         70,875
  *Mother's Work, Inc..................................        1,200         10,800

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Motivepower Industries, Inc.........................       10,600   $    280,900
  *Motor Car Parts & Accessories, Inc..................        2,400         39,975
  *Motor Club of America...............................          700          9,538
  Movado Group, Inc....................................        4,450         80,100
  *Movie Gallery, Inc..................................       11,500         37,734
  *Moviefone, Inc. Class A.............................        3,400         22,738
  Mueller (Paul) Co....................................        2,200         85,250
  *Mueller Industries, Inc.............................       14,200        661,188
  *Multi Color Corp....................................        1,000          6,500
  *Musicland Stores Corp...............................       20,600        112,013
  *Mutual Savings Bank FSB Bay City, MI................        1,700         21,888
  *Mycogen Corp........................................       16,900        333,775
  Myers Industries, Inc................................        9,460        163,185
  *Mylex Corp..........................................       14,600        117,713
  *Myriad Genetics, Inc................................        4,600        125,781
  *Mysoftware Co.......................................        1,000          2,438
  *N & F Worldwide Corp................................        7,800         75,075
  NAB Asset Corp. Liquidating Trust....................          200             60
  *NABI, Inc...........................................       27,800        117,281
  *NAI Technologies, Inc...............................        5,487         12,346
  NBT Bancorp..........................................        3,828         98,818
  *NBTY, Inc...........................................       16,200        350,325
  NCH Corp.............................................        3,900        265,931
  *NCI Building Systems, Inc...........................        4,800        186,900
  *NCS Healthcare, Inc.................................        4,200        111,038
  *NL Industries, Inc..................................       25,600        414,400
  NN Ball & Roller, Inc................................       12,300        105,319
  *NPC International, Inc..............................       16,300        219,031
  *NPS Pharmaceuticals, Inc............................        7,200         66,600
  *NS Group, Inc.......................................       11,600        217,500
  *NSA International, Inc..............................        2,400          4,125
  NSC Corp.............................................        5,700         13,359
  *NTL, Inc............................................        5,000        141,250
  *NTN Communications, Inc.............................       12,400         18,600
  NUI Corp.............................................        5,500        135,438
  NYMAGIC, Inc.........................................        7,600        193,800
  Nacco Industries, Inc. Class A.......................        4,050        440,944
  *#Nanometrics, Inc...................................        4,900         43,488
  *Nantucket Industries, Inc...........................        1,200            525
  *Napco Security Systems, Inc.........................        4,850         30,009
  *#Napro Biotherapeutics, Inc.........................        9,500         60,563
  Nash Finch Co........................................        6,800        127,500
  *Nashua Corp.........................................        4,800         62,700
  *Nastech Pharmaceutical Co., Inc.....................        2,500         33,906
  *Nathans Famous, Inc.................................        1,900          7,244
  *National Auto Credit, Inc...........................       21,560        142,835
  National Bancorp of Alaska, Inc......................        2,200        266,475
  *National Beverage Corp..............................       10,400        102,700
  *National City Bancorp...............................        3,990        111,720
  National City Bankshares, Inc........................        4,254        199,966
  National Computer Systems, Inc.......................        9,200        337,525
  *National Dentex Corp................................        3,000         64,125
  *National Energy Group, Inc..........................       24,470        104,762
  National Gas & Oil Co................................        6,785         78,452
  *National Home Centers, Inc..........................        3,000          3,469
  *National Home Health Care Corp......................        2,115         11,239
  *National Instruments Corp...........................        2,250         60,188
  National Insurance Group.............................        2,600         27,463
  *National Media Corp.................................       15,500         63,938
  *National Patent Development Corp....................        6,580         88,830
  National Penn Bancshares, Inc........................        3,966        127,160
                                                               SHARES        VALUE+
                                                         ------------  ------------

  National Presto Industries, Inc......................        3,700   $    144,994
  *National Processing, Inc............................       11,500        119,313
  *National Record Mart, Inc...........................        1,900          7,184
  *National RV Holdings, Inc...........................        3,100         74,303
  *National Standard Co................................        6,500         38,188
  *National Steel Corp. Class B........................       10,500        157,500
  *National Surgery Centers, Inc.......................        4,700        119,263
  National Technical Systems, Inc......................        3,400         29,006
  *National Techteam, Inc..............................       12,100        131,588
  *National Vision Association, Ltd....................       10,200         53,231
  *National Western Life Insurance Co. Class A.........        1,000         95,250
  *Natural Alternatives International, Inc.............        3,400         30,813
  *Natural Microsystems Corp...........................        6,200        295,275
  *Natural Wonders, Inc................................        4,000         30,250
  Natures Sunshine Products, Inc.......................       11,259        246,994
  *Navarre Corp........................................        3,400          9,988
  *Navigators Group, Inc...............................        3,200         60,600
  Nelson (Thomas), Inc.................................        8,900        100,681
  *Neogen Corp.........................................        2,700         30,038
  *Neopath, Inc........................................        8,600        142,975
  *Neoprobe Corp.......................................       13,600        109,650
  *Neorx Corp..........................................       14,225         78,682
  *Neose Technologies, Inc.............................        4,700         81,516
  *#Neoware Systems, Inc...............................        3,100          9,106
  *Netcom On-Line Communication Services, Inc..........        5,800        116,000
  *Netmanage, Inc......................................       30,300         86,166
  *Netrix Corp.........................................        4,700          6,316
  *Netvantage, Inc. Class A............................        4,200         29,663
  *Network Appliance Corp..............................        7,000        356,125
  *Network Computing Devices, Inc......................       11,000         90,750
  *Network Equipment Technologies, Inc.................       13,100        190,769
  *Network General Corp................................       25,600        481,600
  *#Network Imaging Corp...............................       11,600         14,319
  *Network Peripherals, Inc............................        9,700         50,925
  *Network Six, Inc....................................          275            739
  *Neurex Co...........................................       19,800        311,231
  *Neurobiological Technologies, Inc...................        2,700          5,231
  *Neurogen Corp.......................................        8,600        168,238
  *Neuromedical Systems, Inc...........................       20,800         77,350
  *New Brunswick Scientific Co., Inc...................        2,541         19,693
  New England Business Services, Inc...................        8,100        256,669
  New England Community Bancorp, Inc. Class A..........        1,700         39,738
  New Hampsire Thrift BancShares, Inc..................          200          4,125
  *New Horizons Worldwide, Inc.........................        3,400         52,700
  New Jersey Resources Corp............................        9,100        316,794
  *New Jersey Steel Corp...............................        2,300         51,822
  *New Mexico & Arizona Land Co........................        1,870         28,050
  New York Bancorp, Inc................................       11,333        400,905
  Newcor, Inc..........................................        2,415         20,829
  Newmil Bancorp, Inc..................................        3,500         49,000
  #Newport Corp........................................        6,800        114,750
  *#Nexstar Pharmaceuticals, Inc.......................       18,496        254,320
  *Nextel Communications Corp. Class A.................        3,221         81,431
  *Nexthealth, Inc.....................................        3,400          3,772

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Niagara Corp.......................................        1,300   $     12,106
  *Nichols Research Corp...............................        8,250        190,781
  *Nimbus CD International, Inc........................        2,000         19,875
  *Nitches, Inc........................................          785          4,710
  *Nobel Education Dynamics, Inc.......................        2,400         14,325
  *Nobility Homes......................................        1,500         23,438
  *Noel Group, Inc.....................................        8,000         28,500
  Noland Co............................................          200          4,775
  *Noodle Kidoodle, Inc................................        3,800         10,925
  *Nord Resources Corp.................................       17,500         30,625
  *Norland Medical System, Inc.........................        4,900         36,903
  Norrell Corp.........................................        8,500        207,188
  *Norstan, Inc........................................        4,600        111,550
  *Nortek, Inc.........................................        5,000        121,875
  North Carolina Natural Gas Corp......................        3,200        106,000
  North Central Bancshares, Inc........................        2,700         51,216
  Northern Technologies International..................        1,700         19,125
  *#Northfield Laboratories, Inc.......................        9,800        110,863
  #Northland Cranberries, Inc. Class A.................        9,100        127,684
  Northrim Bank........................................          300          4,163
  Northwest Natural Gas Co.............................       11,250        312,891
  *Northwest Pipe Co...................................        2,600         59,313
  *Northwest Teleproductions, Inc......................          200            475
  Northwestern Public Service Co.......................       12,500        260,156
  *Northwestern Steel & Wire Co........................       18,500         69,375
  *Norton McNaughton, Inc..............................        6,000         36,375
  Norwich Financial Corp...............................        2,400         71,550
  *Norwood Promotional Products, Inc...................        2,200         33,413
  *Novacare, Inc.......................................       10,000        123,750
  *#Novadigm, Inc......................................        8,300         41,241
  *Novametrix Medical Systems, Inc.....................        6,100         46,322
  *Novavax, Inc........................................        8,700         38,063
  *Noven Pharmaceuticals, Inc..........................       13,400         95,894
  *Novitron International, Inc.........................        1,300          3,656
  *Nu Horizons Electronics Corp........................        6,400         45,200
  *Nu-Kote Holding, Inc. Class A.......................       17,600          9,625
  *Nuko Information Systems, Inc.......................        3,300          1,581
  *Numerex Corp. Class A...............................        2,000         14,625
  *Nutramax Products, Inc..............................        3,300         38,569
  *Nview Corp..........................................        3,000          3,656
  *O'Charleys, Inc.....................................        4,100         73,031
  *O'Reilly Automotive, Inc............................       12,400        296,050
  O'Sullivan Corp......................................       10,100        100,369
  *O'Sullivan Industries Holdings, Inc.................        9,400        119,850
  *O.I. Corp...........................................        1,600          7,000
  *ODS Networks, Inc...................................        8,200         69,444
  *OEC Medical Systems, Inc............................        6,600        141,900
  *OHM Corp............................................       15,500        131,750
  OM Group, Inc........................................        9,300        356,888
  *OMI Corp............................................       31,500        322,875
  *OSI Pharmaceutical, Inc.............................       12,600         90,169
  *#OTR Express, Inc...................................          200          1,188
  *Oacis Healthcare Holdings Corp......................        3,500         16,844
  *Oak Hill Sportswear Corp............................          800          3,100
  *Oak Industries, Inc.................................        9,200        254,725
  *Oak Technology, Inc.................................       35,700        295,641
  *Objectshare, Inc....................................        4,600          3,234
  *Ocal, Inc...........................................        2,300          6,900
  *Oceaneering International, Inc......................       14,300        294,938
  *Odetics, Inc. Class A...............................          300          2,025
  *#Odwalla, Inc.......................................        2,500         19,688
  *Offshore Logistics, Inc.............................       17,300        396,819
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Oglebay Norton Co....................................        4,400   $    134,750
  Oil-Dri Corp. of America.............................        4,000         67,000
  *Old America Stores, Inc.............................        1,800            507
  *Old Dominion Freight Lines, Inc.....................        7,200        113,850
  *Olympic Steel, Inc..................................       10,000        140,313
  *Omega Environmental, Inc............................       18,065          1,129
  Omega Financial Corp.................................        4,450        152,691
  *Omni Multimedia Group, Inc..........................        1,500            563
  *On Assignment, Inc..................................        5,200        117,650
  *On Technology Corp..................................        1,700          3,347
  *#On-Point Technology Systems, Inc...................        2,900          7,884
  OnbanCorp, Inc.......................................        6,200        418,113
  *Oncor, Inc..........................................       17,600         77,000
  *Oncormed, Inc.......................................        3,400         22,525
  *One Price Clothing Stores, Inc......................        5,200         10,725
  Oneida, Ltd..........................................        7,600        285,475
  *Oneita Industries, Inc..............................        2,700            928
  *Onyx Acceptance Corp................................          200          1,550
  *Open Market, Inc....................................       12,000        122,625
  *Opinion Research Corp...............................        1,700          8,500
  *Opta Food Ingredients, Inc..........................        9,000         46,125
  *Optek Technology, Inc...............................        1,600         30,600
  *Opti, Inc...........................................        9,200         56,925
  Optical Coating Laboratory, Inc......................        6,900        106,088
  *Option Care, Inc....................................        5,300         22,856
  Orange & Rockland Utilities, Inc.....................        8,700        347,456
  Orange Co., Inc......................................        4,800         38,400
  *Oravax, Inc.........................................        3,600         10,575
  *Orbit International Corp............................        2,400          5,925
  *Orbital Sciences Corp...............................       22,500        577,969
  *Orcad, Inc..........................................          300          2,503
  *Oregon Metallurgical Corp...........................        9,800        316,050
  Oregon Steel Mills, Inc..............................       15,400        302,225
  *#Organogenesis, Inc.................................        8,875        303,969
  *Oriole Homes Corp. Class A Convertible..............          800          3,800
  *Oriole Homes Corp. Class B..........................        1,000          4,750
  *Orion Network Systems, Inc..........................        5,300         90,928
  *Oroamerica, Inc.....................................        2,500         13,906
  *Orphan Medical, Inc.................................        4,585         25,218
  *Ortel Corp..........................................        8,100        144,281
  *Orthodontic Centers of America, Inc.................        4,400         79,750
  *Orthologic Corp.....................................       17,500         90,234
  Oshkosh B'Gosh, Inc. Class A.........................        6,200        201,500
  Oshkosh Truck Corp. Class B..........................        3,800         66,975
  *Oshman's Sporting Goods, Inc........................        2,900         16,675
  *Osmonics, Inc.......................................        7,100        102,950
  *Osteotech, Inc......................................        3,900        117,731
  *Ostex International, Inc............................       10,000         31,563
  Ottawa Financial Corp................................        2,750         76,141
  Otter Tail Power Co..................................        6,300        217,350
  *Outlook Group Corp..................................        1,800         12,038
  Overseas Shipholding Group, Inc......................       11,200        273,700
  Owens & Minor, Inc...................................       19,200        266,400
  Owosso Corp..........................................        3,600         28,013
  Oxford Industries, Inc...............................        4,400        154,550
  *#Oxigene, Inc.......................................        6,900        125,063
  *Oxis International, Inc.............................        8,400          5,250
  *P&F Industries, Inc. Class A........................        1,300          8,572
  *P-Com, Inc..........................................       23,800        417,988
  *PAM Transportation Services, Inc....................        4,100         40,359
  *PC Quote, Inc.......................................        3,600          4,950

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *PC Service Source, Inc..............................        3,400   $     19,125
  PCA International, Inc...............................        3,400         83,300
  *#PHP Healthcare Corp................................        8,000        129,000
  *PICO Holdings, Inc..................................       13,009         79,274
  PLM International, Inc...............................        5,100         28,688
  *PMC Sierra, Inc.....................................       14,300        395,931
  *PMR Corp............................................        2,400         54,150
  *PMT Services, Inc...................................       22,900        357,813
  *PPT Vision, Inc.....................................        2,700         21,263
  *PRI Automation, Inc.................................        7,200        245,250
  PS Group Holdings, Inc...............................        3,000         42,750
  *PSC, Inc............................................        8,900        102,906
  *PST Vans, Inc.......................................        1,300          5,931
  PXRE Corp............................................        9,320        275,523
  *Pacific Aerospace and Electronics, Inc..............        3,800         24,047
  *Pacific Crest Capital, Inc..........................        1,060         17,291
  *Pacific Pharmaceuticals, Inc........................        3,200          4,800
  Pacific Scientific Co................................        9,600        152,400
  *Pacific Sunwear of California, Inc..................        6,000        196,125
  *Pagemart Wireless, Inc. Class A.....................        2,500         24,844
  *Pages, Inc..........................................        1,700          3,294
  *Palatin Technologies, Inc...........................           62            442
  Palfed, Inc..........................................        2,000         53,375
  *Palm Harbor Homes, Inc..............................        4,375        128,516
  *Palmer (Arnold) Golf Co.............................        1,600          4,350
  *Pamida Holdings Corp................................        4,000         21,500
  Pamrapo Bancorp, Inc.................................        1,300         31,769
  *Panaco, Inc.........................................        5,000         22,813
  Pancho's Mexican Buffet, Inc.........................        5,000         11,094
  *#Panda Project, Inc.................................        4,500         29,109
  *Par Technology Corp.................................        7,500         80,156
  *Paracelsus Healthcare Corp..........................       24,500        134,750
  *Paragon Health Networks, Inc........................        4,420        229,302
  *Paragon Trade Brands, Inc...........................        7,100        159,750
  *Parallel Petroleum Corp.............................       12,800         72,400
  *Parexel International Corp..........................        7,500        257,813
  *Paris Corp..........................................          200            338
  Park Electrochemical Corp............................        5,600        147,000
  Park National Corp...................................        4,300        377,863
  *Park-Ohio Industries, Inc...........................        6,634        118,997
  *#Parkervision, Inc..................................        5,500        105,188
  Parkvale Financial Corp..............................        2,440         71,523
  *Parlux Fragrances, Inc..............................        8,100         18,478
  *Pathogenesis Corp...................................       10,500        374,063
  *Patina Oil & Gas Corp...............................        3,134         25,464
  Patrick Industries, Inc..............................        3,500         50,313
  *Patterson Dental Co.................................       10,200        417,881
  *Patterson Energy, Inc...............................        8,540        311,710
  *Paul Harris Stores, Inc.............................        7,300        153,756
  *#Paul-Son Gaming Corp...............................        1,000         16,625
  *Paxar Corp..........................................       44,015        660,225
  *Paxson Communications Corp..........................       37,800        321,300
  *Payless Cashways, Inc...............................       15,900            811
  *Paymentech, Inc.....................................       16,100        249,550
  *Pediatric Services of America, Inc..................        3,500         68,250
  *Pediatrix Medical Group, Inc........................        6,000        265,500
  Peerless Manufacturing Co............................          200          2,350
  *Penederm, Inc.......................................        6,900         78,488
  Penn Engineering & Manufacturing Corp. Class A.......          600         15,469
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Penn Engineering & Manufacturing Corp. Non-voting....        7,500   $    196,875
  *Penn National Gaming, Inc...........................       11,600        132,313
  *#Penn Traffic Co....................................        6,300         55,125
  *Penn Treaty American Corp...........................        3,800        122,788
  Penn Virginia Corp...................................        8,200        221,913
  Penn-America Group, Inc..............................        4,350         79,931
  Pennfed Financial Services, Inc......................        2,100         69,366
  Pennsylvania Enterprises, Inc........................        4,800        120,900
  *#Penske Motorsports, Inc............................        6,600        173,663
  *Pentech International, Inc..........................        5,900         17,147
  Penwest, Ltd.........................................        3,200        118,600
  Peoples Bancorp......................................          300          6,975
  Peoples Bancshares, Inc. Massachusetts...............        2,500         49,531
  *Peoples Choice TV Corp..............................        6,350         14,486
  Peoples Heritage Financial Group, Inc................          800         34,100
  *Peoples Telephone Co., Inc..........................       12,950         46,944
  *Perceptron, Inc.....................................        6,550        145,738
  *Performance Food Group Co...........................        5,800        123,250
  *Performance Technologies, Inc.......................        3,100         46,306
  *Perfumania, Inc.....................................        3,900         12,980
  *Perini Corp.........................................        2,800         24,675
  *Periphonics Corp....................................        8,900         86,497
  *Perseptive Biosystems, Inc..........................       15,000        180,000
  *Personnel Group of America, Inc.....................       10,800        394,875
  *Personnel Management, Inc...........................          500          6,125
  *Petco Animal Supplies, Inc..........................       12,804        381,719
  *Pete's Brewing Co...................................        4,300         21,366
  *Petersen Companies, Inc. Class A....................       12,000        216,000
  *Petrocorp, Inc......................................        6,900         62,531
  *Petroleum Development Corp..........................        5,200         31,850
  Petroleum Heat & Power Co., Inc. Class A.............       13,500         38,602
  *PetSmart, Inc.......................................       41,500        325,516
  *Phar-Mor, Inc.......................................        4,900         41,497
  *#Pharmaceutical Marketing Services, Inc.............       12,600        129,150
  *Pharmaceutical Products Development Service Co......       14,300        218,075
  *Pharmaceutical Resources, Inc.......................       10,800         16,875
  *Pharmacopeia, Inc...................................        5,300        100,369
  *Pharmchem Laboratories, Inc.........................        3,300          9,900
  *Pharmos Corp........................................        6,200         14,047
  Philadelphia Suburban Corp...........................       11,600        287,825
  *Phildelphia Consolidated Holding Corp...............        6,000        100,125
  *Philip Services Corp................................       13,144        207,840
  Phillips-Van Heusen Corp.............................       21,900        301,125
  Phoenix Duff & Phelps Corp...........................       34,100        255,750
  *Phoenix Gold International, Inc.....................        1,000          4,875
  *Phoenix Network, Inc................................       10,200          7,013
  *Phoenix Technologies, Ltd...........................       12,700        187,722
  *Photo Control Corp..................................        1,000          2,813
  *Photon Dynamics, Inc................................        4,000         17,250
  *Photran Corp........................................        1,100          5,088
  *Photronics, Inc.....................................        5,900        282,463
  *Physician Computer Network, Inc.....................       46,100        221,856
  *Physician Reliance Network, Inc.....................       33,000        325,875
  *Physician Sales & Service, Inc......................       21,200        484,950
  *Physician Support Systems, Inc......................        3,600         53,775

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Physicians Health Services, Inc. Class A............        2,800   $     77,350
  *Physicians Resource Group, Inc......................       20,700        117,731
  *Physiometrix, Inc...................................        3,300          8,456
  Piccadilly Cafeterias, Inc...........................        5,300         66,581
  *Picturetel Corp.....................................       26,400        230,588
  Piedmont Natural Gas Co..............................        9,600        313,800
  *Piercing Pagoda, Inc................................        4,200        109,200
  *Pilgrim America Capital Corp........................        1,900         36,456
  Pilgrim Pride Corp...................................       16,600        265,600
  #Pillowtex Corp......................................        5,100        135,150
  *Pinkertons, Inc.....................................        6,250        142,969
  Pinnacle Financial Services, Inc.....................        3,300        137,775
  *#Pinnacle Micro, Inc................................        3,800            950
  *Pinnacle Systems, Inc...............................        3,700         89,725
  Pioneer Group, Inc...................................       15,100        479,425
  Pioneer Natural Resouces Co..........................        4,714        150,553
  Pioneer Standard Electronics, Inc....................       21,900        360,666
  Piper Jaffray Companies, Inc.........................       11,200        310,100
  Pitt-Des Moines, Inc.................................        3,600        124,650
  Pittston Co. Burlington Group........................       13,800        380,363
  Pittston Co. Minerals Group..........................        4,200         38,325
  *Plains Resources, Inc...............................       11,600        191,400
  *Planar Systems, Inc.................................        8,600        101,588
  *Plantronics, Inc....................................        9,800        363,825
  *Plasma-Therm, Inc...................................        4,400         37,125
  Plasti-Line, Inc.....................................          800         10,950
  *Platinum Software Corp..............................       16,600        129,688
  *Play By Play Toys and Novelties, Inc................        1,800         29,813
  *Playboy Enterprises, Inc. Class A...................        2,800         34,125
  *Playboy Enterprises, Inc. Class B...................        7,800        106,763
  *Players International, Inc..........................       27,550         88,677
  *Playtex Products, Inc...............................       32,100        312,975
  Plenum Publishing Corp...............................        1,500         72,094
  *Plexus Corp.........................................        6,400        170,400
  Poe & Brown, Inc.....................................        4,400        181,775
  *Polk Audio, Inc.....................................          500          4,531
  *Pollo Tropical, Inc.................................        4,100         27,163
  *Polycom, Inc........................................       14,500         87,000
  *Polymedica Industries, Inc..........................        3,700         34,225
  *Polymer Group, Inc..................................       27,000        266,625
  *Polyphase Corp......................................        6,600          7,013
  *Pomeroy Computer Resource, Inc......................        4,875        121,875
  *Pool Energy Services Co.............................       11,500        296,844
  Pope & Talbot, Inc...................................        7,600        125,400
  *Porta Systems Corp..................................          880          2,970
  Portec, Inc..........................................        7,610        105,589
  *Positive Response Television, Inc. Escrow...........        1,400              0
  *Positron Corp.......................................        1,400            875
  *Possis Medical, Inc.................................        7,200        100,800
  Poughkeepsie Financial Corp..........................        9,100         90,431
  *Powell Industries, Inc..............................        5,300         74,200
  *Powercerv Corp......................................       10,600         31,138
  *Powertel, Inc.......................................       16,500        319,688
  *Praegitzer Industries, Inc..........................        9,000        114,188
  *Pre-Paid Legal Services, Inc........................       13,200        373,725
  *Precision Standard, Inc.............................        3,800          2,731
  *Premenos Technology Corp............................        9,500        125,281
  Premier Bancshares, Inc..............................        1,400         28,350
  *#Premier Laser Systems, Inc. Class A................        5,600         53,725
  *Premier Parks, Inc..................................        3,900        153,075
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Premiumwear, Inc.....................................          800   $      3,750
  Presidential Life Corp...............................       16,500        331,547
  *Presley Companies Class A...........................        5,600          4,900
  *Price Communications Corp...........................        4,600         50,600
  Price Enterprises, Inc...............................       14,000        251,125
  *Pricellular Corp. Class A...........................       17,500        188,125
  *Pricesmart, Inc.....................................        3,500         57,313
  *Pride International, Inc............................       11,300        312,163
  *Prima Energy Corp...................................        2,400         48,600
  *Primadonna Resorts, Inc.............................       17,600        292,050
  *Primark Corp........................................          900         30,488
  Prime Bancorp, Inc...................................        1,465         49,535
  *Prime Medical Services, Inc.........................        9,500        126,469
  Primesource Corp.....................................        2,581         31,295
  *Primus Telecommunications Group, Inc................       13,500        185,625
  *Printrak International, Inc.........................        5,000         49,375
  *Printronix, Inc.....................................        3,925         70,159
  *Prism Solutions, Inc................................        5,400         28,688
  *Procept, Inc........................................          714          1,294
  *Procyte Corp........................................        5,200          5,688
  *Profit Recovery Group International, Inc............       11,000        168,438
  *Programmers Paradise, Inc...........................        2,400         23,550
  Progress Financial Corp..............................        1,050         15,947
  *Progress Software Corp..............................        6,300        130,725
  Progressive Bank, Inc................................        1,500         51,188
  *Project Software & Development, Inc.................        8,800        171,050
  *Pronet, Inc.........................................       10,100         44,819
  #Protection One, Inc.................................       11,000        127,531
  *Protein Design Labs, Inc............................       10,900        456,438
  *Proteon, Inc........................................        7,700         12,513
  *Protocol Systems, Inc...............................        6,300         64,969
  Providence & Worcester Railroad Co...................          800         12,400
  Providence Energy Corp...............................        5,300        100,369
  *Provident American Corp.............................        8,500         22,844
  Provident Bankshares Corp............................        5,383        318,270
  *Proxim, Inc.........................................        4,900         58,188
  *Proxima Corp........................................        6,300         46,463
  *Proxymed, Inc.......................................        4,900         44,253
  *Psinet, Inc.........................................       28,100        191,431
  Psychemedics Corp....................................       12,800         75,200
  Public Service Co. of North Carolina.................        9,900        200,475
  Pulaski Furniture Corp...............................        1,300         25,025
  *Pure World, Inc.....................................        3,800         24,700
  *Pyramid Breweries, Inc..............................        3,300          8,869
  *Q Logic Corp........................................        4,100        134,531
  *QMS, Inc............................................        6,400         20,400
  *Quad Systems Corp...................................        3,600         23,063
  Quaker Chemical Corp.................................        4,300         80,894
  *Quaker City Bancorp, Inc............................        1,750         35,656
  *Quaker Fabric Corp..................................        4,000         79,250
  Quaker State Corp....................................       19,100        293,663
  *Quality Dining, Inc.................................       14,000         58,188
  *Quality Semiconductor, Inc..........................        4,200         24,281
  *Quality Systems, Inc................................        2,700         19,913
  Quanex Corp..........................................        6,700        199,325
  *Quarterdeck Office Systems, Inc.....................       32,300         68,133
  Queens County Bancorp................................        9,900        345,572
  *Quest Medical, Inc..................................        6,700         46,691

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Quickresponse Services, Inc.........................        4,200   $    147,788
  *Quickturn Design Systems, Inc.......................       11,700        136,744
  *Quidel Corp.........................................       18,800         71,969
  *Quiksilver, Inc.....................................        3,500         92,313
  *Quintel Entertainment, Inc..........................        8,400         48,300
  *Quipp, Inc..........................................        1,400         23,975
  Quixote Corp.........................................        4,300         37,356
  *R & B, Inc..........................................        4,100         39,463
  *RCM Technologies, Inc...............................        3,000         47,063
  *RDM Sports Group, Inc...............................       16,900            135
  *RF Monolithics, Inc.................................        2,300         28,463
  RLI Corp.............................................        4,500        196,594
  *RMI Titanium Co.....................................       17,100        406,125
  RPC, Inc.............................................       22,700        607,225
  *RTW, Inc............................................        7,100         47,259
  *Racotek, Inc........................................       15,800         20,984
  *Rag Shops, Inc......................................        2,300          7,152
  *Ragan (Brad), Inc...................................        3,800        129,200
  *#Railamerica, Inc...................................        3,400         20,613
  *Railtex, Inc........................................        6,600         97,763
  *Rainbow Technologies, Inc...........................        3,700         89,263
  *Rainforest Cafe, Inc................................        8,700        312,113
  *Ralcorp Holdings, Inc...............................       22,000        372,625
  *#Rally's Hamburgers, Inc............................       18,300         62,906
  Ramapo Financial Corp................................        4,000         36,750
  *Ramsay Health Care, Inc.............................        7,700         33,447
  *Ramtron International Corp..........................       24,700        160,550
  *Rare Hospitality International, Inc.................        5,781         62,146
  Raritan Bancorp, Inc. DE.............................          300          8,175
  *Raster Graphics, Inc................................        1,000          5,813
  Raven Industries, Inc................................        2,100         43,378
  *Rawlings Sporting Goods, Inc........................        3,800         42,750
  *Raytech Corp. DE....................................        1,300          6,988
  *Reading Entertainment, Inc..........................        2,000         25,250
  *Recoton Corp........................................        7,666        104,449
  *Recovery Engineering, Inc...........................        1,600         41,600
  *Recycling Industries, Inc...........................        6,700         52,134
  *#Redhook Ale Brewery, Inc...........................        2,000         13,250
  *Redwood Empire Bancorp..............................          900         14,119
  *Reeds Jewelers, Inc.................................          220          1,513
  Refac Technology Development Corp....................        7,000         97,125
  Regal Beloit Corp....................................       10,300        280,031
  *Regeneron Pharmaceuticals, Inc......................       15,500        152,094
  Regis Corp...........................................       11,270        269,071
  *Rehabcare Group, Inc................................        3,450         93,258
  *Rehabilicare, Inc...................................        1,800          7,088
  *Reliability, Inc....................................        3,200         68,300
  Reliance Steel and Aluminum Co.......................       10,600        297,463
  Reliv International, Inc.............................        7,750         29,547
  *Remec, Inc..........................................        9,900        228,938
  *Renal Treatment Centers, Inc........................       12,200        406,413
  *#Reno Air, Inc......................................        7,600         44,413
  *#Rent-Way, Inc......................................        5,000         86,406
  *Renters Choice, Inc.................................       11,700        265,809
  *Rentrak Corp........................................        9,300         46,209
  *Repligen Corp.......................................        6,100          6,195
  *Reptron Electronics, Inc............................        3,200         47,900
  *Republic Automotive Parts, Inc......................        1,300         19,500
  Republic Bancorp, Inc................................        8,580        148,005
  *Republic Engineered Steels, Inc.....................        7,800         11,456
  *Republic First Bancorp, Inc.........................        1,700         22,206
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Republic Group, Inc..................................        5,830   $    111,134
  Republic Security Financial Corp.....................        8,000         81,500
  *#Res-Care, Inc......................................        6,100        142,588
  *Resound Corp........................................       12,600         77,569
  Resource America, Inc................................        1,800         85,388
  Resource Bancshares Mortgage Group, Inc..............       13,986        194,056
  *#Respironics, Inc...................................       13,800        366,563
  *Response Oncology, Inc..............................       10,456        101,946
  *Retirement Care Association, Inc....................        6,700         58,206
  *Retix, Inc..........................................       15,700         75,556
  *Rex Stores Corp.....................................        5,000         56,875
  *Rexel, Inc..........................................       18,200        408,363
  *Rexhall Industries, Inc.............................        1,102          5,441
  *Rexworks, Inc.......................................        1,000          4,813
  *Ribi Immunochem Research, Inc.......................       16,400         64,575
  *Richey Electronics, Inc.............................        2,100         17,981
  *Riddell Sports, Inc.................................        4,055         16,347
  *Ride, Inc...........................................        5,400         13,838
  Riggs National Corp..................................       17,900        436,872
  *Right Management Consultants, Inc...................        5,300         58,631
  *Right Start, Inc....................................        5,200         10,563
  *Rightchoice Managed Care, Inc. Class A..............        1,400         15,138
  *Rimage Corp.........................................        2,000         12,750
  *Ringer Corp.........................................        6,500          9,648
  *Rio Hotel & Casino, Inc.............................       14,100        294,338
  Rival Co.............................................        4,900         72,581
  *River Oaks Furniture, Inc...........................        2,400          4,200
  *Riverside Group, Inc................................        1,000          1,375
  Rivianna Foods, Inc..................................        8,200        158,875
  *Riviera Holdings Corporation........................        2,500         34,219
  Roanoke Electric Steel Corp..........................        4,600        102,350
  Robbins & Myers, Inc.................................        6,800        265,200
  *Roberds, Inc........................................        3,500         13,781
  *Roberts Pharmaceutical Corp.........................       11,100        115,163
  *Robertson-Ceco Corp.................................        8,018         73,164
  Robinson Nugent, Inc.................................        1,900         10,213
  *Robotic Vision Systems, Inc.........................       13,600        187,425
  *Rochester Medical Corp..............................        3,100         42,431
  *Rock Bottom Restaurants, Inc........................        4,000         43,000
  Rock-Tenn Co. Class A................................       19,600        396,900
  *Rockford Industries, Inc............................        3,500         29,859
  *Rocky Mountain Chocolate Factory....................        1,500          7,313
  *Rocky Shoes & Boots, Inc............................        2,000         34,125
  *Rodman & Renshaw Capital Group, Inc.................        1,300            488
  *Rogers Corp.........................................       10,000        408,125
  *Rohr, Inc...........................................       15,200        465,500
  Rollins Truck Leasing Corp...........................       32,200        545,388
  Rollins, Inc.........................................       16,900        344,338
  *Romac International, Inc............................       12,300        239,081
  *Ross Systems, Inc...................................       13,600         50,575
  Rotonics Manufacturing, Inc..........................        2,500          3,594
  *Rottlund, Inc.......................................        2,300          9,200
  Rouge Industries, Inc. Class A.......................       12,100        184,525
  Rowe Furniture Corp..................................       12,200         81,588
  *Royal Appliance Manufacturing Co....................       19,500        135,281
  Royal Bancshares of Pennsylvania Class A.............        2,548         54,941
  *Royal Energy, Inc...................................          800          3,550
  *Royal Precision, Inc................................          550          4,658

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Ruby Tuesday, Inc...................................        9,500   $    249,375
  Ruddick Corp.........................................       23,300        474,738
  *Rural Cellular Corp. Class A........................        2,300         28,319
  *Rural/Metro Corp....................................        8,300        283,238
  Russ Berrie & Co., Inc...............................       15,500        463,063
  Ryan Beck & Co.......................................          210          1,391
  *Ryans Family Steak Houses, Inc......................       28,500        254,719
  Rykoff-Sexton, Inc...................................       18,100        406,119
  Ryland Group, Inc....................................       11,600        253,025
  *S&K Famous Brands, Inc..............................        2,500         33,906
  S&T Bancorp, Inc.....................................        6,300        248,063
  *S3, Inc.............................................       42,500        272,930
  *SABA Petroleum Co...................................        4,600         45,713
  *SBE, Inc............................................          900         12,966
  *SBS Technologies, Inc...............................        3,500        101,719
  *SDL, Inc............................................        8,100        137,194
  *SED International Holdings, Inc.....................        4,250         54,320
  SEI Investments Co...................................       13,000        546,000
  SEMCO Energy, Inc....................................        9,621        169,871
  *#SFX Broadcasting, Inc. Class A.....................        4,200        315,656
  SI Handling, Inc.....................................        1,575         21,263
  SIS Bancorp, Inc.....................................        2,800         94,675
  SJNB Financial Corp..................................        1,300         47,775
  SJW Corp.............................................        1,600         91,200
  SL Industries, Inc...................................        9,200        119,600
  *SLH Corp............................................        2,625        140,438
  *SMC Corp............................................        5,600         42,700
  *SOS Staffing Services, Inc..........................        6,000        124,500
  *SPS Technologies, Inc...............................        6,000        262,500
  *SPS Transaction Service, Inc........................       13,600        293,250
  *SPSS, Inc...........................................        3,700         92,269
  SPX Corp.............................................        7,300        499,138
  *SSE Telecom, Inc....................................        3,500         17,281
  *STB Systems, Inc....................................        3,450         96,816
  *STM Wireless, Inc. Class A..........................        2,900         42,594
  *SYNC Research, Inc..................................        6,900         27,816
  *Safeguard Health Enterprises, Inc...................        4,400         57,475
  *Safeskin Corp.......................................       12,700        600,869
  *Safety 1st, Inc.....................................        5,900         40,563
  *Safety Components International, Inc................        2,600         35,750
  *Saga Communications, Inc. Class A...................        4,476         87,842
  *Saint Jude Medical, Inc.............................            0              0
  *Salant Corp. DE.....................................       11,000         21,313
  Salient 3 Communications, Inc. Class A...............        2,400         30,750
  *Salton/Maxim Housewares, Inc........................        6,600         64,350
  *San Filippo (John B.) & Son, Inc....................        5,000         39,531
  Sanderson Farms, Inc.................................        9,200        110,975
  *Sandisk Corp........................................       11,400        277,875
  *Sands Regent Casino Hotel...........................        2,000          4,219
  Sandwich Bancorp, Inc................................          900         38,138
  *Sangstat Medical Corp...............................        9,000        311,625
  *Sano Corp...........................................        4,500         98,156
  *Santa Cruz Operation, Inc...........................       25,600        150,400
  *Santa Fe Gaming Corp................................        2,400          1,800
  Santa Monica Bank CA.................................        4,500        124,313
  *Satcon Technology Corp..............................        4,000         39,500
  Savannah Foods & Industries, Inc.....................        8,080        144,430
  *Savoir Technology Group, Inc........................        1,600         16,500
  *Sawtek, Inc.........................................        8,900        260,881
  Sbarro, Inc..........................................       10,200        285,600
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Scan-Optics, Inc....................................       14,900   $    132,703
  *ScanSource, Inc.....................................        1,600         30,350
  Schawk, Inc. Class A.................................        6,200         70,525
  *Schein (Henry), Inc.................................        3,528        124,472
  *Schieb (Earl), Inc..................................        1,700         14,875
  *Schlotzskys, Inc....................................        3,500         61,250
  *Schmitt Industries, Inc.............................        2,800         26,250
  Schnitzer Steel Industries, Inc. Class A.............        2,300         64,400
  *Scholastic Corp.....................................        9,200        351,900
  *Schuler Homes, Inc..................................       15,600        110,175
  Schult Homes Corp....................................        1,820         32,305
  Schultz Sav-O Stores, Inc............................        2,550         40,481
  *Sciclone Pharmaceuticals, Inc.......................       13,700         55,228
  *Scientific Games Holdings Corp......................        8,600        181,138
  Scientific Technologies, Inc.........................        6,700         72,025
  *Scios-Nova, Inc.....................................       23,287        176,836
  Scope Industries, Inc................................        3,500        215,250
  *Scopus Technology, Inc..............................       12,000        144,375
  Scotsman Industries, Inc.............................        8,900        226,394
  *Scott's Liquid Gold, Inc............................        5,000         19,688
  *Scotts Co. Class A..................................        9,600        280,800
  Seacoast Banking Corp. Class A.......................        1,500         52,313
  *Sealright Co., Inc..................................        5,400         67,163
  *Seattle Filmworks, Inc..............................       14,300        140,542
  Seaway Food Town, Inc................................          400          8,800
  *Secom General Corp..................................          700          1,575
  Second Bancorp, Inc..................................          600         15,525
  *Secure Computing Corp...............................        6,000         71,625
  Security First Corp..................................        1,900         36,100
  *Seeq Technology, Inc. DE............................       16,600         58,878
  *Segue Software, Inc.................................        3,500         38,063
  *Seibels Bruce Group, Inc............................        3,100         24,219
  *Seitel, Inc.........................................        5,000        192,500
  Selas Corp. of America...............................        1,950         20,231
  Selective Insurance Group, Inc.......................        7,300        370,019
  *Selfcare, Inc.......................................        4,200         44,625
  *Semiconductor Packaging Materials Co., Inc..........        3,000         27,188
  *Semitool, Inc.......................................       11,600        180,525
  *Semtech Corp........................................        3,000        146,250
  *Seneca Foods Corp. Class A..........................          200          3,350
  *Seneca Foods Corp. Class B..........................        1,100         18,563
  *Sentry Technology Corp..............................        1,829          3,887
  *Sepracor, Inc.......................................       24,500        906,500
  *Sequa Corp. Class A.................................        2,600        148,850
  *Sequa Corp. Class B.................................        1,700        113,475
  *Sequana Therapeutics, Inc...........................        8,000         99,500
  *Sequent Computer Systems, Inc.......................       16,800        391,125
  *Sequus Pharmaceuticals, Inc.........................       25,600        199,200
  *Seragen, Inc........................................        8,300          4,192
  *Serologicals Corp...................................        7,300        162,425
  *Service Merchandise Co., Inc........................       67,800        228,825
  *Servico, Inc........................................       10,300        178,319
  *Servotronics, Inc...................................          900         10,125
  Sevenson Environmental Services, Inc.................        2,080         24,960
  *#Shaman Pharmaceuticals.............................       14,000         69,125
  *Shared Technologies Fairchild, Inc..................       10,700        156,822
  *Sharper Image Corp..................................        5,900         24,338
  *Shaw Group, Inc.....................................        5,800        141,375
  *Sheffield Medical Technologies, Inc.................        7,000         13,125

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Shelby Williams Industries, Inc......................        4,400   $     71,500
  *Sheldahl, Inc.......................................        6,900        105,441
  Shelter Components, Inc..............................        3,800         66,025
  *Sheridan Healthcare, Inc............................        4,000         52,250
  *Sherwood Group, Inc.................................        6,500         80,438
  *Shiloh Industries, Inc..............................        6,500        122,688
  *Shiva Corp..........................................       19,300        171,891
  *Shoe Carnival, Inc..................................        5,800         53,288
  *Sholodge, Inc.......................................        3,600         58,275
  *Shoney's, Inc.......................................       40,000        175,000
  *Shopko Stores, Inc..................................       19,400        407,400
  Shoreline Financial Corp.............................        1,764         60,417
  *Shorewood Packaging Corp............................        9,200        221,375
  *Show Biz Pizza Time, Inc............................        7,200        156,150
  Showboat, Inc........................................       14,300        274,381
  *Showscan Entertainment, Inc.........................        2,800          6,388
  *Shuffle Master, Inc.................................        6,300         50,597
  *Sierra Health Services, Inc.........................        8,900        323,738
  Sierrawest Bancorp...................................        1,470         46,121
  Sifco Industries, Inc................................        7,000        143,500
  Sigcorp, Inc.........................................       11,850        316,988
  *Sight Resource Corp.................................        5,000         22,813
  *Sigma Circuits, Inc.................................        1,500         11,672
  *Sigma Designs, Inc..................................        7,900         39,994
  *Sigmatron International, Inc........................        1,400         17,238
  *#Signal Apparel Co., Inc. Class A...................        6,200         10,269
  *Signal Technology Corp..............................        2,700         14,175
  *Signature Brands USA, Inc...........................        6,100         28,594
  *Silicon Storage Technology, Inc.....................        3,500         12,469
  *Silicon Valley Bancshares...........................        4,700        247,631
  *Silicon Valley Group, Inc...........................       13,000        309,969
  *Siliconix, Inc......................................        4,000        196,500
  *#Silverado Foods, Inc...............................        2,400          1,650
  Simmons First National Corp. Class A.................        2,050         72,455
  Simpson Industries, Inc..............................        9,950        115,047
  *Simula, Inc.........................................        4,950         79,200
  *Sirena Apparel Group, Inc...........................        2,100          7,744
  *Sitel Corp..........................................       35,000        325,938
  *Sizzler International, Inc..........................       11,500         33,781
  Skaneateles Bancorp, Inc.............................          600         16,313
  Skyline Corp.........................................        5,100        138,338
  Skywest, Inc.........................................        5,000        121,875
  Smart & Final Food, Inc..............................       10,200        186,150
  *Smartflex Systems, Inc..............................        2,800         27,825
  Smith (A.O.) Corp....................................        8,500        361,781
  Smith (A.O.) Corp. Convertible Class A...............        2,400        102,000
  *Smithfield Foods, Inc...............................       13,000        459,063
  Smucker (J.M.) Co. Class A...........................        7,200        178,200
  Smucker (J.M.) Co. Class B...........................       13,000        296,563
  Snyder Oil Corp......................................       17,700        351,788
  *#Sodak Gaming, Inc..................................       17,400        153,338
  *#Softech, Inc.......................................        1,600          3,750
  *Softnet Systems, Inc................................        3,236         23,259
  *#Software Spectrum, Inc.............................        1,900         25,531
  *Sola International, Inc.............................        6,000        181,500
  *Somatogen, Inc......................................       15,800         90,850
  Somerset Group, Inc..................................          312          6,006
  *Sonic Corp..........................................        9,900        273,797
  *Sonic Solutions.....................................        3,300         21,656
  *Sonics & Materials, Inc.............................          300            769
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Sonus Pharmaceuticals, Inc..........................        4,300   $    166,625
  *Sound Advice, Inc...................................        1,422          2,311
  South Jersey Industries, Inc.........................        5,348        134,369
  Southern California Water Co.........................        4,500        101,531
  *Southern Energy Homes, Inc..........................        9,875         92,887
  *Southern Mineral Corp...............................        2,000         12,625
  *#Southern Pacific Funding Corp......................       18,500        228,938
  *Southern Union Co...................................        9,014        229,863
  *Southwall Technologies, Inc.........................        4,200         33,338
  Southwest Bancorp, Inc...............................        1,500         37,500
  Southwest Bancshares, Inc. DE........................        1,350         34,341
  Southwest Gas Corp...................................       16,200        301,725
  Southwest National Corp..............................          200         10,300
  Southwest Securities Group, Inc......................        4,840        114,345
  Southwest Water Co...................................        2,080         37,895
  Southwestern Energy Co...............................       12,400        144,925
  Sovereign Bancorp, Inc...............................        6,055        114,856
  *Spacehab, Inc.......................................        1,000         10,313
  *Spacelabs Medical, Inc..............................        7,000        152,250
  *Spacetec IMC Corp...................................          300          1,097
  *Spaghetti Warehouse, Inc............................        5,000         34,063
  Span-American Medical System, Inc....................        1,700         12,963
  Spartan Motors, Inc..................................        8,900         50,897
  Spartech Corp........................................       23,200        382,800
  *Sparton Corp........................................        5,100         52,275
  *Special Devices, Inc................................        3,800         99,750
  *Specialty Chemical Resources, Inc...................        1,500          1,594
  *Specialty Equipment Co., Inc........................        8,700        136,481
  *Specialty Teleconstructors, Inc.....................        2,600         37,863
  *Spectran Corp.......................................        3,300         37,847
  *Spectranetics Corp..................................       14,602         54,758
  *Spectrian Corp......................................        4,900        100,144
  *Spectrum Control, Inc...............................        8,600         45,688
  *Speedfam International, Inc.........................        9,300        238,894
  *Speizman Industries, Inc............................        1,200          7,500
  *Spelling Entertainment Group, Inc...................       12,500        105,469
  *Spice Entertainment Companies, Inc..................        6,500         24,680
  *Spiegel, Inc. Class A Non-Voting....................       12,500         68,359
  *#Spine-Tech, Inc....................................        6,100        201,300
  *#Spire Corp.........................................        3,200         59,600
  *Sport Chalet, Inc...................................        1,400          6,738
  *Sport Supply Group, Inc.............................        5,800         45,675
  *Sport-Haley, Inc....................................        2,200         26,263
  *Sportmart, Inc......................................        2,100          6,300
  *Sportmart, Inc. Class A.............................        2,000          5,375
  *Sports Authority, Inc...............................       17,400        341,475
  *Sports Club Co., Inc................................        6,700         54,438
  Springs Industries, Inc. Class A.....................        7,700        388,369
  *#Spyglass, Inc......................................        2,000         15,125
  St. Francis Capital Corp.............................        2,900        112,013
  St. John Knits, Inc..................................        8,300        316,956
  St. Joseph Light & Power Co..........................       54,400        918,000
  St. Mary Land & Exploration Co.......................        6,600        272,663
  St. Paul Bancorp, Inc................................       16,537        407,224
  *Staar Surgical Co...................................        9,200        160,425
  *#Stac, Inc..........................................       21,500        126,984
  *Staff Builders, Inc. Class A........................       15,300         41,836
  *Stage II Apparel Corp...............................        1,700          2,019
  *Standard Commercial Corp............................        5,729         99,541
  *Standard Management Corp............................        2,100         14,569
  *Standard Microsystems Corp..........................       10,300        111,691

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Standard Motor Products, Inc. Class A................        6,600   $    129,938
  Standard Pacific Corp. DE............................       22,100        298,350
  Standard Products Co.................................       11,800        296,475
  Standex International Corp...........................        6,700        234,919
  *Stanford Telecommunications, Inc....................       13,800        307,050
  Stanhome, Inc........................................        8,900        229,175
  *Stanley Furniture, Inc..............................        1,800         49,500
  *Star Multi Care Services, Inc.......................        1,885         10,839
  *Starcraft Corp......................................        1,300          3,494
  *Starmet Corp........................................       13,000        344,500
  Starret Corp.........................................        3,300         39,600
  Starrett (L.S.) Co. Class A..........................        3,500        134,750
  *Starter Corp........................................       15,700         52,988
  State Auto Financial Corp............................        7,500        188,906
  State Financial Services Corp. Class A...............        1,560         40,950
  *State of the Art, Inc...............................        5,600         85,050
  *Station Casinos, Inc................................       27,100        179,538
  *Steck-Vaughn Publishing Corp........................        1,700         25,447
  *Steel of West Virginia, Inc.........................        4,400         42,900
  Steel Technologies, Inc..............................        6,000         68,250
  *Stein Mart, Inc.....................................       18,500        552,688
  Stepan Co............................................        4,000        111,500
  Stephan Co...........................................        1,600         20,400
  Sterling Bancorp.....................................        3,700         81,169
  Sterling Bancshares..................................        7,225        138,855
  *Sterling Electronics Corp...........................        3,600         74,700
  *Sterling Financial Corp. WA.........................        2,720         57,970
  *#Sterling Vision, Inc...............................        9,300         67,280
  *Stevens International, Inc. Class A.................        4,000          4,750
  Stewart & Stevenson Services, Inc....................        9,700        211,581
  Stewart Information Services Corp....................        2,700         73,322
  Stifel Financial Corp................................        2,364         33,983
  *Stillwater Mining Co................................       10,200        186,150
  *Stimsonite Corp.....................................        5,900         30,422
  *Stokely USA, Inc....................................        4,400          3,369
  Stone & Webster, Inc.................................        6,400        300,000
  *Stone Energy Corp...................................        7,300        209,875
  *Storage Computer Corp...............................        8,400         56,700
  *Stormedia, Inc. Class A.............................        6,000         22,313
  *#Stratasys, Inc.....................................        2,300         30,763
  *Strategic Diagnostics, Inc..........................        1,000          2,156
  *Strategic Distribution, Inc.........................       26,792        128,937
  *Strattec Security Corp..............................        2,800         70,000
  Strawbridge and Clothier Liquidating Trust...........        4,200         38,065
  Stride Rite Corp.....................................       27,100        323,506
  *Strouds, Inc........................................        7,200         14,175
  *Structural Dynamics Research Corp...................       16,700        281,291
  *Stuart Entertainment, Inc...........................        2,700          6,666
  Sturm Ruger & Co., Inc...............................       15,500        280,938
  *#Submicron Systems Corp.............................        8,400         25,463
  *Substance Abuse Technologies, Inc...................       17,700            150
  *Successories, Inc...................................        2,600         17,306
  Suffolk Bancorp......................................        3,000         93,000
  *Sugen, Inc..........................................        8,500        119,000
  *Suiza Foods Corp....................................       10,795        628,134
  *Sulcus Computer Corp................................        8,485         25,985
  Sumitomo Bank of California..........................        8,500        321,938
  *Summa Four, Inc.....................................        3,000         35,063
  Summit Bancshares, Inc...............................        1,000         37,250
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Summit Care Corp....................................        3,900   $     61,913
  *Summit Technology, Inc..............................       12,300         80,334
  *Summitt Medical Systems, Inc........................        9,400         26,144
  *Sun Coast Industries, Inc...........................        3,200         16,000
  *Sun Television and Appliances, Inc..................       10,400         23,563
  *Sunair Electronics, Inc.............................        3,000          7,875
  *Sunbelt Nursery Group, Inc..........................        2,600          2,600
  *Sundance Homes, Inc.................................        3,000          3,750
  *Sunglass Hut International, Inc.....................       38,300        245,359
  *Sunrise Medical, Inc................................       13,500        213,469
  *Sunrise Resources, Inc..............................        3,900         11,456
  *Superconductor Technologies, Inc....................        5,400         14,850
  *Supergen, Inc.......................................        9,000        148,500
  *#Superior Energy Services, Inc......................       13,400        141,956
  Superior Industries International, Inc...............       14,000        364,000
  *Superior National Insurance Group, Inc..............        1,600         22,700
  Superior Surgical Manufacturing Co., Inc.............        9,900        149,738
  *Supertex, Inc.......................................       26,500        329,594
  *Suprema Specialties, Inc............................        3,400         11,050
  *Supreme Industries, Inc.............................        3,858         34,722
  *Supreme International Corp..........................        3,300         38,363
  *Surety Capital Corp.................................        2,900         18,488
  *Surgical Laser Technologies, Inc....................        3,800          7,244
  Susquehanna Bancshares, Inc..........................       19,662        637,786
  *Swift Energy Corp...................................        8,250        179,438
  *Swift Transportation, Inc...........................        9,500        264,516
  *Swing-n-Slide Corp..................................        1,936          8,107
  *Swisher International, Inc..........................          700          6,256
  *Swiss Army Brands, Inc..............................        4,100         42,025
  *Sybron Chemicals, Inc...............................        1,100         35,269
  *Sylvan Learning Systems, Inc........................        2,250         92,109
  *Sylvan, Inc.........................................        5,700         79,088
  *Symetrics Industries, Inc...........................          800          4,550
  *Symix Systems, Inc..................................        4,800         71,400
  *Symmetricom, Inc....................................       14,300        183,219
  *Syms Corp...........................................        9,900        114,469
  Synalloy Corp. DE....................................       11,500        171,781
  *Synaptic Pharmaceutical Corp........................        6,600         82,706
  *Synbiotics Corp.....................................        3,700         12,545
  *Syncor International Corp. DE.......................        5,500         87,656
  *Synetic, Inc........................................       10,500        425,250
  *Syntellect, Inc.....................................       12,000         25,500
  *Synthetech, Inc.....................................        5,500         29,734
  *#Syquest Technology, Inc............................       34,700        113,317
  *System Software Associates, Inc.....................       28,400        384,288
  *Systems & Computer Technology Corp..................       13,900        648,088
  *Systemsoft Corp.....................................       20,300        147,175
  *T Cell Sciences, Inc................................        9,900         22,894
  *T-HQ, Inc...........................................          200          3,725
  *T-Netix, Inc........................................        4,200         40,950
  *TBC Corp............................................       15,250        155,359
  TCBY Enterprises, Inc................................       16,700        105,419
  *TCC Industries, Inc.................................        1,100          4,606
  *TCI International, Inc..............................        1,200          6,975
  *TCI Music, Inc. Class A.............................        3,250         24,375
  *TCSI Corp...........................................       15,000         93,281
  *TESSCO Technologies, Inc............................        1,700         38,038
  TF Financial Corp....................................        2,600         71,500
  *TFC Enterprises, Inc................................        4,500          5,906

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *TII Industries, Inc.................................        4,060   $     23,726
  TJ International, Inc................................        8,200        202,694
  *#TMBR/Sharp Drilling, Inc...........................        1,300         28,234
  TNP Enterprises, Inc.................................        6,500        178,750
  TR Financial Corp....................................       10,500        343,875
  *TRC Companies, Inc..................................        2,600         10,075
  *TRM Copy Centers Corp...............................        4,000         38,000
  *#TRO Learning, Inc..................................        2,400         15,600
  TSI, Inc. MN.........................................        6,600         65,588
  *#TSR, Inc...........................................        4,000         61,000
  *TST/Impreso, Inc....................................        2,100         19,950
  Tab Products Co. DE..................................        2,100         30,450
  *Taco Cabana, Inc....................................       10,200         52,275
  *Talbots, Inc........................................        4,500         95,344
  *Talley Industries, Inc..............................       10,000        118,125
  *Tandy Brand Accessories, Inc........................        2,700         39,488
  *Tandy Crafts, Inc...................................        6,300         28,350
  *Tanknology Environmental, Inc.......................        5,600         10,763
  *Targeted Genetics Corp..............................       13,100         41,347
  Tasty Baking Co......................................        3,100         72,850
  *Team, Inc...........................................        2,800         10,150
  *Tech-Sym Corp.......................................        2,400         72,750
  Tech/Ops Sevcon, Inc.................................        1,300         17,794
  *Techdyne, Inc.......................................        1,000          3,688
  *Techforce Corp......................................        1,700         12,059
  *Techne Corp.........................................        9,400        172,725
  *#Technical Chemicals & Products, Inc................        5,000         64,688
  *Technical Communications Corp.......................          400          3,200
  Technitrol, Inc......................................        6,200        196,463
  *Technol Medical Products, Inc.......................       10,000        217,500
  Technology Research Corp.............................        2,100          6,956
  *Technology Solutions Corp...........................       11,700        360,506
  *Tegal Corp..........................................        5,100         37,134
  Tejon Ranch Co.......................................        9,100        263,900
  *Tekelec.............................................       10,400        393,900
  *Telco Systems, Inc..................................        5,300         52,669
  *Telcom Semiconductor, Inc...........................       13,200        108,488
  *#Telemundo Group, Inc. Class A......................        3,200        132,600
  *Teletech Holdings, Inc..............................       20,500        220,375
  *Teltrend, Inc.......................................        3,200         53,800
  *#Telular Corp.......................................       15,100         41,997
  Telxon Corp..........................................       10,800        265,950
  *Temtex Industries, Inc..............................        1,400          4,244
  Tennant Co...........................................        4,000        148,000
  *Terex Corp..........................................        9,500        194,750
  *Tesoro Petroleum Corp...............................       14,200        236,075
  *Tetra Tech, Inc.....................................        5,312        136,784
  *Tetra Technologies, Inc.............................        9,200        215,625
  *Texas Biotechnology Corp............................       15,400         93,363
  Texas Industries, Inc................................       11,200        521,500
  *Texas Micro, Inc....................................        7,900         38,019
  Texas Regional Banchshares, Inc. Class A.............        6,600        182,325
  *Texfi Industries, Inc...............................        6,200         32,163
  *Thackeray Corp......................................        3,600         12,825
  *Theragenics Corp....................................       10,400        421,850
  *Theratech, Inc. UT..................................       14,150        142,827
  *Thermedics, Inc.....................................       22,000        349,250
  *Thermo Ecotek Corp..................................       14,100        192,113
  *Thermo Fibergen, Inc................................        1,500         14,250
  *#Thermo Fibertek, Inc...............................       31,100        359,594
  *Thermo Power Corp...................................        6,200         56,575
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Thermo Remediation, Inc..............................        6,400   $     40,000
  *Thermo Sentron, Inc.................................        7,900         87,147
  *Thermo Terratech, Inc...............................       12,000        104,625
  *#Thermo Voltek Corp.................................        4,800         30,300
  *#Thermolase Corp....................................       24,800        341,000
  *Thermospectra Corp..................................        2,200         20,625
  *Thermotrex Corp.....................................        9,600        232,800
  *Thermwood Corp......................................        1,000          2,250
  *Thomas Group, Inc...................................        5,300         63,269
  Thomas Industries, Inc...............................        5,300        168,275
  Thomaston Mills, Inc.................................        1,900         16,625
  Thor Industries, Inc.................................        4,300        135,719
  *Thoratec Laboratories Corp..........................        3,800         19,475
  *Thorn Apple Valley, Inc.............................        3,900         54,844
  *Three-Five Systems, Inc.............................        3,100         61,806
  Timberline Software Corp.............................        2,750         38,844
  *Tipperary Corp......................................        6,600         33,825
  *#Titan Corp.........................................       13,100         84,331
  Titan Holdings, Inc..................................        7,350        155,269
  Titan International, Inc.............................        8,800        176,000
  Toastmaster, Inc.....................................        3,000         15,750
  *#Today's Man, Inc...................................        4,300         11,691
  *Todd Shipyards Corp.................................        5,000         22,500
  Todd-AO Corp. Class A................................          220          2,186
  *Toddhunter International, Inc.......................        3,600         36,788
  *Tokheim Corp........................................        3,300         62,081
  *Toll Brothers, Inc..................................       20,500        494,563
  *Tollgrade Communications, Inc.......................          500         11,906
  Tompkins County Trustco, Inc.........................          220          9,020
  *#Top Source Technologies, Inc.......................       14,200         21,300
  *Topps, Inc..........................................       36,300         94,153
  *#Tops Appliance City, Inc...........................        2,900          3,353
  *Toreador Royalty Corp...............................        1,500          6,188
  Toro Co..............................................        6,000        264,750
  *Total-Telephone USA Communications, Inc.............        1,500         43,781
  *#Touchstone Software Corp...........................        3,100          8,331
  *Tower Air, Inc......................................        7,400         37,463
  *Toy Biz, Inc. Class A...............................       10,200         91,800
  *Tracor, Inc.........................................       14,900        418,597
  *Tractor Supply Co...................................        7,000        111,125
  *Trak Auto Corp......................................        3,300         41,250
  Trans Financial, Inc.................................        5,100        174,038
  *#Trans World Airlines, Inc..........................       34,500        260,906
  *Trans World Entertainment Corp......................        4,400        157,575
  *Transact Technologies, Inc..........................        1,507         22,652
  *Transaction Network Services, Inc...................       10,600        182,850
  *Transcend Services, Inc.............................       13,000         37,578
  *Transfinancial Holdings, Inc........................        3,300         30,938
  *Transition Analysis Component Technology............          299          1,962
  *Transition Systems, Inc.............................        8,700        182,156
  *Transmation, Inc....................................        2,000         15,500
  Transmedia Network, Inc..............................        5,100         31,875
  *Transmontaigne Oil Co...............................       12,800        192,000
  *TransNet Corp.......................................        2,000          5,375
  Transport Leasing International, Inc.................        1,500         14,625
  *Transpro, Inc.......................................        1,300         11,700
  Transtechnology Corp.................................        2,800         75,600
  *Transwitch Corp.....................................       10,000         95,000
  *Transworld Healthcare, Inc..........................        9,100         68,250
  Tranzonic Companies Class A..........................        2,500         70,469

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Travel Ports of America, Inc........................        2,332   $      8,964
  Treadco, Inc.........................................        1,900         19,356
  Tredegar Industries, Inc.............................        5,500        362,313
  *Trega Biosciences, Inc..............................        8,100         29,869
  *Tremont Corp. DE....................................        2,900        165,119
  *Trend-Lines, Inc. Class A...........................        2,400         17,625
  Trenwick Group, Inc..................................        3,900        144,544
  *Trescom International, Inc..........................        2,000         19,250
  *Tri-Lite, Inc.......................................           29              0
  *Triad Guaranty, Inc.................................        6,600        192,225
  *Triad Park L.L.C....................................        8,800         11,176
  Triangle Bancorp, Inc................................        5,200        143,975
  *Triangle Pacific Corp...............................        7,300        235,425
  *Triarc Companies, Inc. Class A......................       12,000        286,500
  Trico Bancshares.....................................        2,200         61,738
  *Tricord Systems, Inc................................        5,300          4,223
  *Trident Microsystems, Inc...........................       10,800        123,188
  *Tridex Corp.........................................        4,200         21,525
  Trigen Energy Corp...................................       10,000        229,375
  *#Trikon Technologies, Inc...........................        1,000          2,156
  *Trimark Holdings, Inc...............................        1,700          9,563
  *Trimble Navigation, Ltd.............................       11,000        234,094
  *Trimedyne, Inc......................................        5,400         12,488
  *Trinitec Systems, Inc. Class A......................        4,300         25,800
  Trion, Inc...........................................        2,800         12,075
  *Triple S Plastics, Inc..............................          700          4,856
  *Tripos, Inc.........................................        1,100         16,638
  *Triquint Semiconductor, Inc.........................        4,100         82,128
  *Trism, Inc..........................................        2,900         11,781
  *Tristar Corp........................................        1,000         10,625
  True North Communications, Inc.......................       14,900        381,813
  *Truevision, Inc.....................................        6,300         21,066
  *Trump Hotels & Casino Resorts, Inc..................       18,500        160,719
  Trust Co. of New Jersey..............................       11,800        261,075
  Trustco Bank Corp. NY................................       13,732        338,580
  *Tseng Laboratories, Inc.............................       13,300         27,016
  *Tucson Electric Power Co............................       17,680        307,190
  *Tuesday Morning Corp................................        7,150        178,303
  *Tultex Corp.........................................       19,100         85,950
  *Turner Corp.........................................        2,600         60,125
  Tuscarora, Inc.......................................        4,700         88,125
  Twin Disc, Inc.......................................        1,000         32,375
  *Tyler Corp..........................................       10,900         55,863
  U.S. Bancorp, Inc....................................        2,000        129,500
  *U.S. Bioscience, Inc................................       14,500        134,125
  *U.S. China Industrial Exchange, Inc.................        2,400          7,200
  *U.S. Diagnostic, Inc................................       13,200         57,338
  U.S. Freightways Corp................................       15,500        476,141
  *U.S. Office Products Co.............................        7,554        150,372
  *UFP Technologies, Inc...............................        2,300          9,272
  UNR Industries, Inc..................................       37,400        194,013
  *URS Corp............................................        5,300         84,800
  *US Can Corp.........................................       10,500        173,250
  *#US Servis, Inc.....................................        2,500          7,031
  *US Xpress Enterprises, Inc. Class A.................        5,800        126,513
  *#USA Detergents, Inc................................        5,500         58,438
  *USA Truck, Inc......................................        1,900         23,750
  *USCI, Inc...........................................        7,700         51,975
  *USCS International, Inc.............................       11,600        221,125
  *USData Corp.........................................        3,850         16,242
  *USLD Communications Corp............................        9,100        189,394
  UST Corp.............................................       15,340        406,989
                                                               SHARES        VALUE+
                                                         ------------  ------------

  USX-Delhi Group......................................        8,000   $    157,000
  *UTI Energy Corp.....................................        8,100        226,800
  *Ultimate Electronics, Inc...........................        3,200         10,600
  *Ultra Pacific, Inc..................................        1,700         16,947
  *Ultradata Corp......................................        1,000          3,875
  *Ultradata Systems, Inc..............................        1,000          6,594
  *#Ultrafem, Inc......................................        6,400         24,000
  *Ultrak, Inc.........................................        8,400         94,763
  *#Ultralife Batteries, Inc...........................        3,100         44,756
  *#Ultratech Stepper, Inc.............................       10,100        247,450
  *#Unapix Entertainment, Inc..........................        2,100          9,713
  Uni-Marts, Inc.......................................        4,500         20,250
  Unico American Corp..................................        2,300         28,319
  *UniComp, Inc........................................        4,000         39,250
  Unifirst Corp........................................       10,300        265,869
  *Uniflex, Inc........................................        1,700         10,625
  Uniforce Temporary Personnel, Inc....................        1,100         34,650
  *Unify Corp..........................................        3,300          8,559
  *Unigene Laboratories, Inc...........................       25,900         83,366
  *Unimark Group, Inc..................................        3,800         17,219
  *#Unimed Pharmaceuticals, Inc........................        3,900         33,150
  *Union Acceptance Corp. Class A......................        1,600          8,950
  *Union Corp. DE......................................        3,900         98,231
  *Uniphase Corp.......................................       12,000        487,500
  *Unique Casual Restaurants, Inc......................        6,700         46,063
  *Unique Mobility, Inc................................        6,900         58,650
  *Uniroyal Technology Corp............................       11,600         64,163
  *Unison Software, Inc................................        9,200        139,725
  *Unit Corp...........................................       12,100        132,344
  *Unit Instruments, Inc...............................        3,200         32,400
  *United American Healthcare Corp.,...................        4,000         11,500
  United Bankshares, Inc. WV...........................        7,400        345,950
  #United Companies Financial Corp.....................       15,500        336,156
  *United Dental Care, Inc.............................        1,500         19,406
  United Financial Corp. MN............................          400         10,450
  United Fire Casualty Co..............................        5,400        239,288
  *United Foods, Inc. Class A..........................           54            142
  United Guardian, Inc.................................        1,900         10,925
  United Illuminating Co...............................        7,100        288,881
  United Industrial Corp...............................        7,800         85,800
  *United International Holdings Class A...............       13,200        141,900
  United National Bancorp..............................        3,684         94,863
  *United Retail Group, Inc............................        5,500         20,625
  *United States Energy Corp...........................        5,600         55,650
  *United States Home Corp.............................        5,700        211,613
  *United Stationers, Inc..............................          222          9,491
  *United Video Satellite Group, Inc. Class A..........        8,700        228,375
  United Water Resources, Inc..........................       17,100        307,800
  United Wisconsin Services, Inc.......................       13,600        331,500
  *Unitel Video, Inc...................................          700          4,988
  Unitil Corp..........................................        1,400         30,625
  Unitog Co............................................        4,800        108,000
  *Unitrode Corp.......................................       11,600        218,225
  *Universal American Financial Corp...................        1,300          3,738
  *Universal Electronics, Inc..........................        2,700         28,350
  Universal Forest Products, Inc.......................       14,000        211,750
  *Universal Hospital Services, Inc....................        2,100         31,106
  *Universal International, Inc........................        2,000          5,219
  *Universal Seismic Association, Inc..................        1,600          2,700
  *Universal Stainless & Alloy Products, Inc...........        3,100         45,919

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Universal Standard Medical Labs, Inc................        2,500   $      7,031
  *Univision Communications, Inc. Class A..............        2,000        133,125
  *Uno Restaurant Corp.................................        7,000         44,625
  Upper Peninsula Energy Corp..........................        1,000         24,250
  *Uranuim Resources, Inc..............................        9,900         47,334
  *Urban Outfitters, Inc...............................       10,300        182,825
  *Urocor, Inc.........................................        3,600         26,888
  *Urogen Corp. (Restricted)...........................        2,100              0
  *Urologix, Inc.......................................        4,000         79,750
  *#Uromed Corp........................................       18,600         92,419
  *Utah Medical, Inc...................................        4,400         34,650
  *Utilx Corp..........................................        2,800         17,763
  *V Band Systems, Inc.................................        2,100          3,084
  *V Mark Software, Inc................................        4,238         37,877
  *VLSI Technology, Inc................................        2,200         49,706
  *VTEL Corp...........................................       11,048         79,925
  *VWR Scientific Products Corp........................       12,300        329,409
  *Valence Technology, Inc.............................       15,300        100,406
  *Vallen Corp.........................................        4,200         84,788
  Valley Forge Corp....................................        1,275         19,045
  Valley Resources, Inc................................        2,600         28,763
  Valmont Industries, Inc..............................       16,500        353,719
  *Value City Department Stores, Inc...................       22,200        167,888
  Value Line, Inc......................................        4,000        144,000
  *Valuevision International, Inc. Class A.............       19,600         79,013
  *Vanguard Cellular System, Inc. Class A..............       24,200        339,556
  *Vans, Inc...........................................        8,000        128,750
  *Vanstar Corp........................................       18,600        255,750
  *Vantive Corp........................................       12,200        292,800
  *#Vari L Co., Inc....................................        1,400         13,825
  *Variflex, Inc.......................................        3,900         22,913
  Varlen Corp..........................................        5,850        160,144
  *Vaughn Communications, Inc..........................        2,800         17,150
  *Vectra Banking Corp.................................        1,500         39,891
  *Vectra Technologies, Inc............................        2,700            162
  *Ventana Medical Systems, Inc........................        8,000        122,500
  *Venture Stores, Inc.................................       13,300         20,781
  *Venturian Corp......................................          200          2,000
  *Verilink Corp.......................................        5,800         38,244
  *Veritas DGC, Inc....................................        4,500        180,000
  *Verity, Inc.........................................        8,500         41,703
  Vermont Financial Services Corp......................        6,600        182,325
  *Vermont Teddy Bear, Inc.............................        2,000          2,563
  *Versar, Inc.........................................        2,000         10,500
  *Vertex Communications Corp..........................        2,800         68,600
  *Vertex Pharmaceuticals, Inc.........................       12,500        345,313
  *Veterinary Centers of America, Inc..................       11,600        147,175
  *Viasoft, Inc........................................        6,900        252,713
  *Viatel, Inc.........................................        8,500         54,188
  *Vical, Inc..........................................       11,800        163,725
  *Vicon Industries, Inc...............................        1,400          9,975
  *Vicorp Restaurants, Inc.............................        4,600         72,163
  *Vidamed, Inc........................................        7,500         43,125
  *Video Display Corp..................................        1,200         11,025
  *Video Lottery Technologies, Inc.....................        4,200         48,038
  *Video Services Corp.................................        1,000          3,031
  *Video Update, Inc...................................       15,900         42,234
  *Videonics, Inc......................................        1,100          6,119
  *#Vidioserver, Inc...................................        6,500         97,500
  *View Technology, Inc................................        2,400         16,200
  *Viewlogic Systems, Inc..............................       13,300        352,034
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Vimrx Pharmaceuticals, Inc..........................        7,500   $     16,523
  Vintage Petroleum, Inc...............................        1,000         19,375
  Virco Manufacturing Corp.............................        4,365        104,214
  Virginia Beach Federal Financial Corp................        2,000         33,375
  Virginia First Financial Corp........................        2,900         72,500
  *#Vision Sciences, Inc...............................        5,100          7,650
  *#Visioneer, Inc.....................................       11,700         41,681
  *Visx, Inc. DE.......................................       10,800        267,300
  Vital Signs, Inc.....................................       11,100        221,306
  *Vitalcom, Inc.......................................        6,000         30,844
  *Vitalink Pharmacy Services, Inc.....................       12,840        304,950
  *#Vivid Technologies, Inc............................        2,000         31,375
  *#Vivus, Inc.........................................       13,000        291,281
  *Vodavi Technology, Inc..............................        1,400          7,044
  *Voice Control Systems, Inc..........................        5,600         20,300
  Vulcan International Corp............................          700         27,388
  *WCI Steel, Inc. (Escrow)............................       11,600              0
  WD-40 Co.............................................        7,800        211,088
  *#WFS Financial, Inc.................................       15,800        187,625
  *WHG Resorts & Casinos, Inc..........................        3,025         67,306
  *#WHX Corp...........................................       16,700        197,269
  WICOR, Inc...........................................        8,500        392,063
  WLR Foods, Inc.......................................       10,898         97,401
  *WMS Industries, Inc.................................       12,100        281,325
  *WPI Group, Inc......................................        2,300         17,250
  WPS Resources Corp...................................       11,300        342,531
  *#WTD Industries, Inc................................        4,400          9,625
  Wabash National Corp.................................       10,500        297,281
  *Wachovia Corp.......................................        7,842        603,834
  Wackenhut Corp. Class A..............................        1,400         30,275
  Wackenhut Corp. Class B Non-Voting...................        6,200        122,838
  *Wackenhut Corrections Corp..........................       12,500        350,000
  *Wainoco Oil Corp....................................       14,900        104,300
  #Walbro Corp.........................................        4,300         62,081
  *Walker Interactive Systems, Inc.....................        9,200        120,175
  *Wall Data, Inc......................................        8,300        135,394
  *Wall Street Deli, Inc...............................        1,500          5,578
  *Walsh International, Inc............................        4,200         37,538
  Walshire Assurance Co................................        2,370         26,811
  *Wandel & Goltermann Technologies, Inc...............        2,600         32,338
  *Warrantech Corp.....................................        9,300        108,694
  Warren Bancorp, Inc..................................        1,400         28,613
  *Washington Homes, Inc...............................        4,400         17,050
  Washington National Corp.............................        4,800        158,700
  Washington Savings Bank FSB Waldorf, MD..............        1,600         11,800
  Waters Instruments, Inc..............................          200          1,338
  Watkins-Johnson Co...................................        4,200        131,250
  Watsco, Inc. Class A.................................        7,450        193,700
  Watsco, Inc. Class B.................................          900         22,613
  Watts Industries, Inc. Class A.......................        7,900        200,956
  Wausau Paper Mills Co................................        6,400        137,200
  *Wave Technologies International, Inc................        1,500         12,281
  *#Wavephore, Inc.....................................        9,800         91,569
  Waverly, Inc.........................................        3,600        153,000
  *Waxman Industries, Inc..............................        5,300         19,875
  Webb (Del) Corp......................................       15,800        341,675
  *Webco Industries, Inc...............................        2,300         16,388
  Webster Financial Corp...............................        5,962        375,233
  *Weirton Steel Corp..................................       31,500         92,531

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Wellcare Management Group, Inc......................        1,900   $      5,463
  Wellman, Inc.........................................       16,700        353,831
  *Wells-Gardner Electronics Corp......................        1,500          8,719
  Werner Enterprises, Inc..............................        8,750        189,219
  Wesbanco, Inc........................................        6,000        177,750
  West Coast Bancorp...................................        3,993        105,315
  *West Coast Entertainment Corp.......................        7,000         12,250
  *#West Marine, Inc...................................       10,000        209,375
  West, Inc............................................        8,800        279,400
  Westamerica Bancorporation...........................        5,543        508,570
  *#Westbridge Capital Corp............................        5,900          4,056
  Westco Bancorp, Inc..................................        1,100         29,838
  Westcorp, Inc........................................       17,496        297,432
  *Westell Technologies, Inc...........................        7,500        124,922
  Westerfed Financial Corp.............................        3,900         92,747
  *Western Bancorp.....................................          911         29,437
  *Western Beef, Inc...................................        2,700         20,588
  Western Gas Resources, Inc...........................       15,600        356,850
  Western Ohio Financial Corp..........................          900         23,400
  *#Western Pacific Airlines, Inc......................        1,500            609
  *Western Staff Services, Inc.........................        4,100         68,163
  *Western Water Co....................................        3,500         44,625
  Westinghouse Air Brake Co............................       12,400        285,200
  *Weston (Roy F.), Inc. Class A.......................        2,900         12,008
  *Westwood One, Inc...................................       14,500        430,469
  *Wet Seal, Inc. Class A..............................        4,900        144,703
  *Whitehall Corp......................................        3,200         54,400
  *Whitman Education Group, Inc........................        8,200         52,788
  Whitney Holdings Corp................................        6,700        337,513
  *Whittaker Corp......................................        5,600         50,750
  *Wickes Lumber Co....................................        5,500         19,938
  Wiley (John) & Sons, Inc. Class A....................          400         18,275
  *Williams Clayton Energy, Inc........................        4,400         70,675
  *Williams Controls, Inc..............................        6,900         15,848
  *Williams-Sonoma, Inc................................        7,625        289,988
  *Wilmar Industries, Inc..............................        6,600        169,125
  *Wilshire Financial Services Group, Inc..............        1,600         44,000
  Wilshire Oil Co. of Texas............................        3,700         21,044
  *Wind River Systems, Inc.............................          900         34,931
  Windmere Corp........................................       12,200        294,325
  Winnebago Industries, Inc............................       19,300        148,369
  *Winsloew Furniture, Inc.............................        4,500         66,656
  *Winstar Communications, Inc.........................       19,800        524,700
  Wireless Telecom Group, Inc..........................       15,600        112,125
  Wiser Oil Co.........................................        5,500         83,875
  Wolohan Lumber Co....................................        2,800         36,750
  *Wolverine Tube, Inc.................................        6,900        219,075
  *Wonderware Corp.....................................        6,900        126,572
  Woodhead Industries, Inc.............................        5,200         99,125
  *Workgroup Technology Corp...........................        3,200         11,500
  *World Acceptance Corp...............................        9,300         48,825
  *World Access, Inc...................................        9,400        229,125
  *#World Airways, Inc.................................        3,600         28,238
  World Fuel Services Corp.............................        4,000        112,500
  *Worldcorp, Inc......................................        9,400         10,575
  *Worldtex, Inc.......................................       13,200        112,200
  Worthington Foods, Inc...............................        7,233        166,359
  *Wyant Corp..........................................          200          1,325
  *#Wyman-Gordon Co....................................        1,000         21,625
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Wynns International, Inc.............................        6,850   $    222,197
  X-Rite, Inc..........................................       10,500        202,125
  *Xcellent, Inc.......................................        4,000         50,250
  *Xeta Corp...........................................        1,000         21,563
  *Xetel Corp..........................................        3,100         12,691
  *Xicor, Inc..........................................       12,200         59,094
  *Xircom, Inc.........................................       13,700        146,419
  *Xoma Corp...........................................       33,200        227,731
  *Xpedite Systems, Inc................................        4,400        117,975
  Xtra Corp............................................        5,000        263,750
  *Xylan Corp..........................................       16,700        341,828
  Yankee Energy Systems, Inc...........................        4,900        116,069
  Yardville National Bancorp...........................        1,100         36,713
  *Yellow Corp.........................................       16,900        447,850
  *#Yes Entertainment Corp.............................        5,600          8,050
  York Financial Corp..................................        4,251        110,792
  *York Research Corp..................................       10,400         82,225
  *Young Broadcasting, Inc. Class A....................        6,100        221,125
  *Youth Services International, Inc...................        7,000        101,500
  *Zale Corp...........................................       17,600        391,600
  *Zaring National Corp................................        1,900         17,931
  *Zebra Technologies Corp. Class A....................        7,300        232,459
  Zeigler Coal Holding Co..............................       14,100        223,838
  *Zemex Corp..........................................        4,995         47,462
  *Zenith Electronics Corp.............................       28,000        215,250
  Zenith National Insurance Corp.......................        8,800        235,400
  Zero Corp............................................        6,100        170,419
  *#Zila, Inc..........................................        2,557         16,061
  *Zilog, Inc..........................................       16,000        306,000
  *Zing Technologies, Inc..............................        1,500         14,344
  *Zitel Corp..........................................       10,700        120,041
  *Zoll Medical Corp...................................        5,200         35,994
  *#Zoltek Companies, Inc..............................        8,100        300,713
  *#Zonagen, Inc.......................................        4,300        134,778
  *#Zoran Corp.........................................        3,500         59,719
  Zurn Industries, Inc.................................        6,200        211,984
  *Zygo Corp...........................................        5,200        111,475
  *Zytec Corp..........................................        4,100        106,600
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $334,723,904)..................................                 426,558,729
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
  News Corp., Ltd. ADR (Representing 4 Preferred
    Shares)
    (Cost $263,020)....................................       31,521        622,540
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *American Satellite Network, Inc. Warrants
    06/30/99...........................................        2,525              0
  *Amvestors Financial Corp. Warrants Class A
    04/02/02...........................................          391          3,177
  *CSF Holdings, Inc. Litigation Rights 12/30/99.......        3,250              0
  *Fusion Systems Corp. Contingent Payment Rights
    03/31/99...........................................        3,800          4,097
  *Millicom, Inc. Contingent Value Rights..............       10,100              0
  *PC Quote, Inc. Rights 12/19/97......................        3,600          1,350
  *Statesman Group, Inc. Contingent Payment Rights.....        9,765              0
  *Today's Man, Inc. Rights 12/05/97...................        3,225              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $5,192)........................................                       8,624
                                                                       ------------

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.7%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
    12/01/97 (Collateralized by U.S. Treasury Notes
    6.25%, 07/31/98, valued at $11,988,113) to be
    repurchased at $11,809,361.
    (Cost $11,804,000).................................  $    11,804   $ 11,804,000
                                                                       ------------
TOTAL INVESTMENTS -- (101.4%)
  (Cost $346,796,116)++................................                 438,993,893
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-1.4%)
  Other Assets.........................................                   1,475,773
  Payable for Investment Securities Purchased..........                  (7,556,963)
  Other Liabilities....................................                     (79,859)
                                                                       ------------
                                                                         (6,161,049)
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 31,308,841
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                $432,832,844
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      13.82
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++The cost for federal income tax purposes is $347,982,097.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends...........................................................................  $   3,000
    Interest............................................................................        369
    Income from Securities Lending......................................................        251
                                                                                          ---------
        Total Investment Income.........................................................      3,620
                                                                                          ---------
EXPENSES
    Investment Advisory Services........................................................        102
    Accounting & Transfer Agent Fees....................................................        164
    Custodian's Fee.....................................................................         58
    Legal Fees..........................................................................          7
    Audit Fees..........................................................................          9
    Shareholders' Reports...............................................................          7
    Trustees' Fees and Expenses.........................................................          1
    Other...............................................................................         13
                                                                                          ---------
        Total Expenses..................................................................        361
                                                                                          ---------
    NET INVESTMENT INCOME...............................................................      3,259
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net Realized Gain on Investment Securities..........................................     31,886
    Change in Unrealized Appreciation (Depreciation) of Investment Securities...........     42,885
                                                                                          ---------
    NET GAIN ON INVESTMENT SECURITIES...................................................     74,771
                                                                                          ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  78,030
                                                                                          ---------
                                                                                          ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                 YEAR         YEAR
                                                                                                 ENDED        ENDED
                                                                                               NOV. 30,     NOV. 30,
                                                                                                 1997         1996
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................................................  $     3,259  $     2,838
    Net Realized Gain on Investment Securities..............................................       31,886       30,043
    Change in Unrealized Appreciation (Depreciation) of Investment Securities...............       42,885       10,563
                                                                                              -----------  -----------
        Net Increase in Net Assets Resulting from Operations................................       78,030       43,444
                                                                                              -----------  -----------

Distributions From:
    Net Investment Income...................................................................       (2,966)      (2,841)
    Net Realized Gains......................................................................      (30,080)     (12,248)
                                                                                              -----------  -----------
        Total Distributions.................................................................      (33,046)     (15,089)
                                                                                              -----------  -----------
Capital Share Transactions (1):
    Shares Issued...........................................................................      154,761       73,274
    Shares Issued in Lieu of Cash Distributions.............................................       31,055       14,860
    Shares Redeemed.........................................................................      (66,368)     (70,072)
                                                                                              -----------  -----------
        Net Increase From Capital Share Transactions........................................      119,448       18,062
                                                                                              -----------  -----------
        Total Increase......................................................................      164,432       46,417
NET ASSETS
    Beginning of Period.....................................................................      268,401      221,984
                                                                                              -----------  -----------
    End of Period...........................................................................  $   432,833  $   268,401
                                                                                              -----------  -----------
                                                                                              -----------  -----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................................................       12,630        6,163
    Shares Issued in Lieu of Cash Distributions.............................................        2,751        1,340
    Shares Redeemed.........................................................................       (5,446)      (5,840)
                                                                                              -----------  -----------
                                                                                                    9,935        1,663
                                                                                              -----------  -----------
                                                                                              -----------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                       THE U.S. 6-10 SMALL COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        YEAR            YEAR            YEAR             YEAR            FEB. 3
                                       ENDED           ENDED           ENDED            ENDED              TO
                                      NOV. 30,        NOV. 30,        NOV. 30,         NOV. 30,         NOV. 30,
                                        1997            1996            1995             1994             1993
                                     ----------      ----------      ----------       ----------       ----------

Net Asset Value, Beginning of
  Period...........................  $    12.56      $    11.26       $    9.54        $   10.39        $   10.00
                                     ----------      ----------      ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        0.11            0.13            0.12             0.12             0.10
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        2.81            1.92            2.50            (0.07)            0.54
                                     ----------      ----------      ----------       ----------       ----------
  Total from Investment
    Operations.....................        2.92            2.05            2.62             0.05             0.64
                                     ----------      ----------      ----------       ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.10)          (0.13)          (0.12)           (0.11)           (0.10)
  Net Realized Gains...............       (1.56)          (0.62)          (0.78)           (0.79)           (0.15)
                                     ----------      ----------      ----------       ----------       ----------
  Total Distributions..............       (1.66)          (0.75)          (0.90)           (0.90)           (0.25)
                                     ----------      ----------      ----------       ----------       ----------
Net Asset Value, End of Period.....  $    13.82      $    12.56       $   11.26        $    9.54        $   10.39
                                     ----------      ----------      ----------       ----------       ----------
                                     ----------      ----------      ----------       ----------       ----------
Total Return.......................       26.47%          19.17%          29.19%            0.59%            6.35%#

Net Assets, End of Period
  (thousands)......................  $  432,833      $  268,401       $ 221,984        $ 143,630        $ 161,925
Ratio of Expenses to Average Net
  Assets...........................        0.11%           0.13%           0.15%            0.17%            0.17%*
Ratio of Net Investment Income to
  Average Net Assets...............        0.96%           1.05%           1.18%            1.11%            1.18%*
Portfolio Turnover Rate............       30.04%          32.38%          21.16%           27.65%           32.88%*
Average Commission Rate (1)........  $   0.0583      $   0.0586             N/A              N/A              N/A

--------------

*  Annualized

#  Non-Annualized

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers fourteen portfolios, of which The U.S. 6-10 Small Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 28, 1997.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA") (the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1997, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $ 185,882
Sales..................................................    100,394

E. INVESTMENT TRANSACTIONS:

    At November 30, 1997, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................  $ 124,313
Gross Unrealized Depreciation..........................    (33,301)
                                                         ---------
Net....................................................  $  91,012
                                                         ---------
                                                         ---------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series during the year ended November 30, 1997 were as follows:

   WEIGHTED         WEIGHTED                           INTEREST      MAXIMUM AMOUNT
    AVERAGE         AVERAGE        NUMBER OF DAYS       EXPENSE     BORROWED DURING
 INTEREST RATE    LOAN BALANCE       OUTSTANDING       INCURRED        THE PERIOD
---------------  --------------  -------------------  -----------  ------------------
       5.75%      $  3,292,000                1        $     526     $    3,932,000

There were no outstanding borrowings under the line of credit at November 30, 1997.

G. COMPONENTS OF NET ASSETS:

    At November 30, 1997, net assets consisted of (amounts in thousands):

Paid-In Capital........................................  $ 308,442
Undistributed Net Investment Income....................        409
Undistributed Net Realized Gain........................     31,785
Unrealized Appreciation of Investment Securities.......     92,197
                                                         ---------
                                                         $ 432,833
                                                         ---------
                                                         ---------

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series is $22,700,916, and the related collateral cash received is $24,126,084 at November 30, 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statement net assets of The DFA Investment Trust Company, The U.S. 6-10 Small Company Series, as of November 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The U.S. 6-10 Small Company Series, as of November 30, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998